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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811- 07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 3/31/07

Item 1. Reports to Stockholders.

                         AIM High Income Municipal Fund
                 Annual Report to Shareholders o March 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Tax-Free
Noninvestment Grade

Table of Contents

Supplemental Information..................      2
Letters to Shareholders...................      3
Performance Summary.......................      5
Management Discussion.....................      5
Fund Expenses.............................      7
Long-term Fund Performance................      8
Schedule of Investments...................    F-1
Financial Statements......................   F-16
Notes to Financial Statements.............   F-19
Financial Highlights......................   F-24
Auditor's Report..........................   F-27
Tax Information...........................   F-28
Trustees and Officers.....................   F-29

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
  [TARGET      [TARGET     [DIVERSIFIED
   RISK]      MATURITY]     PORTFOLIOS]

 [GRAPHIC]    [GRAPHIC]
  [SECTOR   [INTERNATIONAL/
  EQUITY]    GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM HIGH INCOME MUNICIPAL FUND

AIM HIGH INCOME MUNICIPAL FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES.

o Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          directly involving the issuers (or, in the   o The Fund is not managed to track the
                                             case of industrial development revenue       performance of any particular index,
o Class B shares are not available as an     bonds, the company for whose benefit the     including the indexes defined here, and
investment for retirement plans maintained   bonds are issued). These factors include     consequently, the performance of the Fund
pursuant to Section 401 of the Internal      general economic and market conditions,      may deviate significantly from the
Revenue Code, including 401(k) plans,        regional or global economic instability      performance of the indexes.
money purchase pension plans and profit      and interest rate fluctuations.
sharing plans. Plans that had existing                                                    o A direct investment cannot be made in an
accounts invested in Class B shares prior    o The tax-exempt character of the interest   index. Unless otherwise indicated, index
to September 30, 2003, will continue to be   paid on synthetic municipal securities is    results include reinvested dividends, and
allowed to make additional purchases.        based on the tax-exempt income stream from   they do not reflect sales charges.
                                             the collateral. The Internal Revenue         Performance of an index of funds reflects
PRINCIPAL RISKS OF INVESTING IN THE FUND     Service has not ruled on this issue and      fund expenses; performance of a market
                                             could deem income derived from synthetic     index does not.
o The Fund may invest in debt securities     municipal securities to be taxable.
such as notes and bonds that carry                                                        OTHER INFORMATION
interest rate risk and credit risk.          o The Fund may invest in securities on
                                             which the issuer has defaulted on the        o Revenue bonds are issued to finance
o The Fund may invest in lower quality       payment of interest and/or principal.        public-works projects and are supported
debt securities, commonly known as "junk     Defaulted securities are speculative and     directly by the project's revenues.
bonds." Compared to higher quality debt      involve risks that the principal will        General obligation (GO) bonds are backed
securities, junk bonds involve a greater     not be repaid and may be subject to          by the full faith and credit (including
risk of default or price changes due to      restrictions on sale.                        the taxing and further borrowing power)
changes in credit quality of the issuer,                                                  of a state or municipality. Revenue bonds
because they are generally unse cured and    o There is no guarantee that the             often are considered more attractive,
because they may be subordinated to other    investment techniques and risk analyses      since many public-works projects (water
creditors' claims. Credit ratings of junk    used by the Fund's managers will produce     and sewer improvements, for example) are
bonds do not necessarily reflect their       the desired results.                         necessities, and demand for them remains
actual market risk.                                                                       constant regardless of economic
                                             o After the close of the fiscal year, the    conditions. Shareholders may benefit from
o The value of, payment of interest and      Fund was re-opened to all investors          their consistent income in the event of an
repayment of principal by, and the ability   commencing with the start of business on     economic slow down. Escrowed and
of the Fund to sell a municipal security     May 1, 2007, through the close of business   pre-refunded bonds are bonds whose
may be affected by constitutional            on or about May 31, 2007. Thereafter, the    repayment is guaranteed by the funds from
amendments, legislative enactments,          Fund will conduct a limited public           a second bond issue, which are usually
executive orders, administrative             offering of its shares.                      invested in U.S. Treasury bonds.
regulations and voter initiatives as well
as the economies of the regions in which     ABOUT INDEXES USED IN THIS REPORT            o Weighted average maturity is the
the Fund invests.                                                                         weighted average of the remaining terms to
                                             o The unmanaged LIPPER HIGH YIELD            maturity of the securities underlying the
o Because the Fund may invest a relatively   MUNICIPAL DEBT FUNDS INDEX represents an     collateral pool at the date of issue,
high percentage of its total assets in       average of the largest high-yield            using the balances of the securities as
municipal securities issued by entities      municipal- bond funds tracked by Lipper      the issue date as the weighting factor.
having similar characteristics, the value    Inc., an independent mutual fund
of your shares may rise and fall more than   performance monitor.                         o The average credit quality of the Fund's
the shares of a fund that invests in a                                                    holdings as of the close of the reporting
broader range of securities.                 o The unmanaged LEHMAN BROTHERS MUNICIPAL    period represents the weighted average
                                             BOND INDEX, which represents the             quality rating of the securities in the
o The prices of and the income generated     performance of investment-grade municipal    portfolio as assigned by Nationally
by securities held by the Fund may decline   bonds, is compiled by Lehman Brothers, a     Recognized Statistical Rating
in response to certain factors, including    global investment bank.
those

                                                                                          Continued on page 9

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares   AHMAX
=======================================================================================   Class B Shares   AHMBX
                                                                                          Class C Shares   AHMCX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM
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                                           2


AIM HIGH INCOME MUNICIPAL FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers
   [TAYLOR                                   questions you may have about your investment.
     PHOTO]
                                                Most major stock market indexes, in the U.S. and overseas, performed well for the 12 months ended March 31, 2007, as did major fixed-income indexes.(1) Reasons
Philip Taylor                                for their positive performance included continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve Board, among other factors.(2)

                                                As the period covered by this report drew to a close, however, stock market volatility returned. In late February, Asian markets sold off, triggering a global decline. Additional volatility followed in March, partly due to uncertainty about the health of the U.S. housing market and rising concern about the ability of sub-prime borrowers to repay their mortgages. By mid-April, after the close of the period covered by this report, U.S. and foreign markets had largely resumed their upward trend, helped by good economic growth and a rash of corporate buyouts.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o Domestic, global and international equity funds

                                             o Taxable and tax-exempt fixed-income funds

                                             o Allocation portfolios, with risk/return characteristics to match your needs

                                             o AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares --REGISTERED TRADEMARK--exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your investment goals, time horizon and risk tolerance. Market volatility can be disconcerting--but your financial advisor can help you keep on track with your investment program, making periodic adjustments as market conditions and your changing investment goals warrant.

                                             IN CONCLUSION

                                             Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                Of course, you can access your account information, review your Fund's performance, learn more about your Fund's investment strategies and obtain general investing information when it's convenient for you by visiting our Web site, AIMinvestments.com.

                                                All of us at AIM are committed to helping you achieve your financial goals.
                                             We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             May 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (1)Lipper Inc.; (2)U.S. Federal Reserve Board

AIM HIGH INCOME MUNICIPAL FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds im-
                                             proved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December
                                             31, 2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' perform-
                                             ance, attract new assets and reduce costs. The asset class subcommittees of your
                                             Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             May 17, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM HIGH INCOME MUNICIPAL FUND

MANAGEMENT'S DISCUSSION                                                                   MARKET CONDITIONS AND YOUR FUND
OF FUND PERFORMANCE
=======================================================================================   Gross domestic product, a measure of
PERFORMANCE SUMMARY                                                                       economic growth, declined from an
                                                                                          annualized rate of 2.5% in the fourth
Excluding applicable sales charges, AIM High Income Municipal Fund registered positive    quarter of 2006 to 1.3% in the first
returns for the fiscal year ended March 31, 2007 and outperformed the Lehman Brothers     quarter of 2007.(1) While consumer
Municipal Bond Index, the Fund's broad market and style-specific benchmark.(1) The        spending remained healthy, reduced
Fund's outperformance can be attributed primarily to its exposure to higher yielding      investments in housing, businesses and
bonds issued by municipalities to finance projects in some of the top performing          inventories were an impediment on more
sectors such as hospitals, continuing care retirement facilities and tax increment        robust growth in the last quarter of 2006.
financing.                                                                                Economic activity in the manufacturing
                                                                                          sector expanded in March 2007 for the
Your Fund's long-term performance appears on pages 8 and 9.                               second consecutive month, while the
                                                                                          overall economy had grown for 65
FUND VS. INDEXES                                                                          consecutive months by the end of the
                                                                                          reporting period.(2)
Total returns, 3/31/06-3/31/07, excluding applicable sales charges. If sales charges
were included, returns would be lower.                                                       In early 2007, housing sales showed
                                                                                          some signs of stabilization, but high
Class A Shares                                                                   7.11%    inventory levels and problems in the
Class B Shares                                                                   6.31     sub-prime mortgage market added an
Class C Shares                                                                   6.43     element of risk to the housing sector's
Lehman Brothers Municipal Bond Index(1) (Broad Market and Style-Specific Index)  5.43     stability. In addition, measures of
Lipper High Yield Municipal Debt Funds Index(1) (Peer Group Index)               7.16     manufacturers' inventory levels had
                                                                                          decreased, putting downward pressure on
SOURCE: (1)LIPPER INC.                                                                    economic growth. On the other hand, labor
                                                                                          market conditions remained relatively
=======================================================================================   strong in January and February, generally
                                                                                          offsetting the weakened trends of other
HOW WE INVEST                                   We generally take a buy-and-hold          economic indicators.
                                             approach, but may decide to sell a holding
We invest mostly in municipal revenue        for any of the following reasons:               As a result, recent mixed economic
bonds as proceeds for specific projects                                                   signals prompted the markets to scale back
are used to pay interest and principal on    o Credit quality deterioration or other      their expectations for a potential
those bonds.                                 unfa- vorable circumstances impacting the    interest rate cut by the U.S. Federal
                                             financial viability of an issuer/project     Reserve Board (the Fed) in the first-half
   We believe an opportunity exists among                                                 of 2007. On March 21, 2007, as widely
relatively small, less-followed              o To reduce or extend duration of the fund   anticipated by financial markets, the Fed
municipal revenue bond issues. These                                                      decided to keep the federal funds target
bonds, which are backed by dedicated         o To reinvest in other securities with       rate at 5.25%.(3) This was the sixth
revenues from specific projects, may be      more favorable return characteristics or     consecutive meeting that the Fed left the
priced incorrectly in the market with                                                     rate unchanged after 17 consecutive
yields that do not accurately correspond     o To change sector exposure                  increases.(3)
to the risk factors of the securities.

                                                                                                                         (continued)

                                             =======================================================================================
PORTFOLIO COMPOSITION                        TOP FIVE FIXED-INCOME HOLDINGS*

By type of bond                                                                                                   % OF NET
                                                                                              COUPON   MATURITY    ASSETS
==========================================                                                    ------   --------   --------
                                             1. New York Liberty Development Corp.             5.25%   10/1/35      1.1%
                [PIE CHART                   2. Jacksonville (City of) Economic Development
                                                Commission                                     5.00    11/15/36     0.8
General Obligation Bonds        10.1%        3. Illinois (State of) Finance Authority          6.00    11/15/39     0.7
Escrowed & Prerefunded Bonds     7.3%        4. Illinois (State of) Finance Authority          6.00    5/15/37      0.7
Other Assets Less Liabilities    0.7%        5. Colorado (State of) Educational & Cultural
Revenue Bonds                   81.9%           Facilities Authority                           6.25     5/1/36      0.6

==========================================   =======================================================================================

The Fund's holdings are subject to change,   Total Net Assets                                              $519.87 million
and there is no assurance that the Fund      Total Number of Holdings*                                                 534
will continue to hold any particular         Average Credit Quality Rating                                              BB
security.                                    Weighted Average Maturity                                         21.13 years
                                             Average Duration                                                   5.89 years
*    Excluding cash equivalent holdings.     =======================================================================================
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                                        5


AIM HIGH INCOME MUNICIPAL FUND

   The interest rate environment continued   and continued support from local, state                 Franklin Ruben
to be defined by a flat to slightly          and federal authorities. Hospital and        [RUBEN     Senior portfolio manager, is
inverted yield curve, as yields for the      retirement communities bonds performed       PHOTO]     lead manager of AIM High Income
two-year Treasury were higher than the       well for the fiscal year, benefiting Fund               Municipal Fund. Mr. Ruben
10-year Treasury for most of the fiscal      performance.                                            joined AIM in 1997 after having
year.(3)                                                                                  served as a senior fixed income research
                                                Security specific detractors included a   analyst and associate portfolio manager. A
   Municipal bonds remained attractively     bond issued in 2003 to support development   native of Johannesburg, South Africa, he
valued throughout the year; however, their   of a new school, Pioneer Charter School in   graduated with a B.S. in accounting and an
performance lagged the taxable bond          Colorado. The school struggled to attract    M.S. in finance, both from The University
sector.(4)                                   enough students to support its financial     of Texas at Dallas. Mr. Ruben also
                                             obligations. It was decided to close the     completed the Cash Management Executive
   Demand for higher yield continued to      facility by the end of the current school    Education Program at Duke University.
drive performance in the municipal bond      year. As a result of these developments,
market. Investors focused on the             we decided to sell this holding.                        Gerard Pollard
lower-rated bonds, which outperformed                                                     [POLLARD   Portfolio manager, is manager
higher quality municipal bonds during the       We welcome any new investors who joined   PHOTO]     of AIM High Income Municipal
fiscal year.                                 the Fund during the fiscal year and thank               Fund. Mr. Pollard served as a
                                             all of our shareholders for your continued              senior analyst on AIM's
   Reflecting the strong demand for yield,   investment in AIM High Income Municipal                 Municipal Bond Team from 1998
most of the portfolio's top performance      Fund.                                        to 2007. Prior to joining AIM, he was a
came from non-rated municipal bonds. In                                                   money market trader and a fixed income
this credit segment, we tended to find       Sources: (1) Bureau of Economic Analysis;    analyst for another firm. He has been in
more special opportunities to earn yield     (2) Institute for Supply Management;(3)      the investment industr y since 1985. Mr.
above that of the yield on generic high      U.S. Federal Reserve Board; (4) Lehman          Pollard earned a B.B.A. from the
grade securities. While looking for ways     Brothers Inc.                                University of Houston and an M.B.A. in
to maximize yield and at the same time to                                                 finance from the University of St. Thomas.
minimize risk associated with lower credit   THE VIEWS AND OPINIONS EXPRESSED IN          Assisted by the Municipal Bond Team
qual- ity issues, we limited our exposure    MANAGEMENT'S DISCUSSION OF FUND
to airline and tobacco bonds, as they        PERFORMANCE ARE THOSE OF A I M ADVISORS,
exhibited frequent price volatility.         INC. THESE VIEWS AND OPINIONS ARE SUBJECT
During the reporting period,                 TO CHANGE AT ANY TIME BASED ON FACTORS
non-investment grade tobacco and airline     SUCH AS MARKET AND ECONOMIC CONDITIONS.
bonds performed quite well. Our              THESE VIEWS AND OPINIONS MAY NOT BE RELIED
underweight in these two sectors slightly    UPON AS INVESTMENT ADVICE OR
limited returns. However, the Fund's         RECOMMENDATIONS, OR AS AN OFFER FOR A
exposure to other higher yielding sectors    PARTICULAR SECURITY. THE INFORMATION IS
enhanced performance.                        NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
                                             ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
   The Fund remained invested in higher      THE FUND. STATEMENTS OF FACT ARE FROM
yielding revenue bonds, with a               SOURCES CONSIDERED RELIABLE, BUT A I M
preference for issues that were backed by    ADVISORS, INC. MAKES NO REPRESENTATION OR
the property and sales taxes in addition     WARRANTY AS TO THEIR COMPLETENESS OR
to the regular stream of revenues            ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
generated by projects. We preferred bonds    IS NO GUARANTEE OF FUTURE RESULTS, THESE
with more predictable and stable revenue     INSIGHTS MAY HELP YOU UNDERSTAND OUR
flows. Such bonds tend to be issued to       INVESTMENT MANAGEMENT PHILOSOPHY.
finance projects in sectors such as
continuing care retirement facilities,       See important Fund and index
hospitals and charter schools. We            disclosures on the inside front cover.
continued to maintain larger weights in
these three sectors.

   We favored hospital bonds, as many of
these facilities have been improving their
profitability because of better cost
controls and efficient expense management.
We also preferred municipal bonds in the
retirement communities sector. As the
population ages, more baby boomers will
retire and may choose to reside in
continuing care retirement communities. In
addition, we maintained a positive outlook
on the charter schools sector, due to the
fundamental factors such as industry                                                      FOR A PRESENTATION OF YOUR FUND'S
maturation, growing enrollment levels in                                                  LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8
this type of schools                                                                      AND 9.
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                                       6

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AIM HIGH INCOME MUNICIPAL FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase pay- ments or contingent deferred   then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the           deferred sales charges on redemptions, and
beginning of the period and held for the     Fund's actual expense ratio and an assumed   redemption fees, if any. Therefore, the
entire period October 1, 2006, through       rate of return of 5% per year before         hypothetical information is useful in
March 31, 2007.                              expenses, which is not the Fund's actual     comparing ongoing costs only, and will not
                                             return. The Fund's actual cumulative total   help you determine the relative total
ACTUAL EXPENSES                              returns at net asset value after expenses    costs of owning different funds. In
                                             for the six months ended March 31, 2007,     addition, if these transaction costs were
The table below provides information about   appear in the table "Cumulative Total        included, your costs would have been
actual account values and actual expenses.   Returns" on page 9.                          higher.
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (10/1/06)             (3/31/07)(1)          PERIOD(2,3)     (3/31/07)          PERIOD(2,4)          RATIO

   A               $1,000.00              $1,029.00               $3.29        $1,021.69             $3.28             0.65%
   B                1,000.00               1,025.20                7.07         1,017.95              7.04             1.40
   C                1,000.00               1,026.30                7.07         1,017.95              7.04             1.40

(1)  The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended March 31, 2007, appear in the table "Cumulative Total Returns" on page 9.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year. Effective on April 1, 2007, the advisor voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class B and Class C shares to 0.70%, 1.45% and 1.45% of average daily nets assets, respectively. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.70%,
     1.45%, and 1.45% for the Class A, B and C shares, respectively.

(3)  The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.54, $7.32 and $7.33 for the Class A, B and C shares, respectively.

(4)  The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.53, $7.29 and $7.29 for the Class A, B and C shares, respectively.

====================================================================================================================================

AIM HIGH INCOME MUNICIPAL FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            fees; performance of a market index does     change in the value of the investment. In
comparable future results.                   not. Performance shown in the chart and      this chart, each segment represents a
                                             table(s) does not reflect deduction of       doubling, or 100% change, in the value of
   The data shown in the chart include       taxes a shareholder would pay on Fund        the investment. In other words, the space
reinvested distributions, applicable         distributions or sale of Fund shares.        between $5,000 and $10,000 is the same
sales charges, Fund expenses and             Performance of the indexes does not          size as the space between $10,000 and
management fees. Results for Class B         reflect the effects of taxes.                $20,000.
shares are calculated as if a hypo-
thetical shareholder had liquidated his         This chart, which is a logarithmic
entire investment in the Fund at the close   chart, presents the fluctuations in the
of the reporting period and paid the         value of the Fund and its indexes. We
applicable contingent deferred sales         believe that a logarithmic chart is more
charges. Index results include reinvested    effective than other types of charts in
dividends, but they do not reflect sales     illustrating changes in value during the
charges. Index results include reinvested    early years shown in the chart. The
dividends, but they do not reflect sales     vertical axis, the one that indicates the
charges. Performance of an index of funds    dollar value of an investment, is
reflects fund expenses and management        constructed with each segment representing
                                             a percent

================================================================================================================

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
INDEX DATA FROM 12/31/97, FUND DATA FROM 1/2/98

             AIM HIGH INCOME       AIM HIGH INCOME       AIM HIGH INCOME     LEHMAN BROTHERS   LIPPER HIGH YIELD
           MUNICIPAL BOND FUND   MUNICIPAL BOND FUND   MUNICIPAL BOND FUND    MUNICIPAL BOND     MUNICIPAL DEBT
  DATE       -CLASS A SHARES       -CLASS B SHARES       -CLASS C SHARES          INDEX(1)       FUNDS INDEX(1)

12/31/97                                                                          $10000             $10000
    1/98         $ 9558                 $10024                $10022               10103              10096
    2/98           9592                  10043                 10051               10106              10121
    3/98           9624                  10080                 10078               10115              10137
    4/98           9609                  10047                 10055               10070              10116
    5/98           9748                  10187                 10184               10229              10242
    6/98           9819                  10255                 10252               10269              10298
    7/98           9824                  10263                 10260               10295              10315
    8/98           9986                  10415                 10412               10454              10444
    9/98          10088                  10526                 10523               10584              10532
   10/98          10074                  10495                 10492               10584              10506
   11/98          10110                  10525                 10522               10621              10525
   12/98          10125                  10535                 10532               10648              10556
    1/99          10190                  10597                 10594               10775              10641
    2/99          10146                  10554                 10552               10728              10616
    3/99          10202                  10607                 10604               10742              10641
    4/99          10260                  10650                 10647               10769              10685
    5/99          10245                  10639                 10636               10707              10640
    6/99          10118                  10490                 10487               10553              10523
    7/99          10114                  10480                 10477               10591              10548
    8/99           9934                  10286                 10283               10506              10422
    9/99           9837                  10178                 10175               10511              10403
   10/99           9541                   9864                  9861               10397              10239
   11/99           9537                   9864                  9861               10507              10304
   12/99           9354                   9657                  9665               10429              10171
    1/00           9180                   9481                  9479               10384              10045
    2/00           9261                   9559                  9556               10504              10145
    3/00           9408                   9703                  9701               10734              10298
    4/00           9350                   9626                  9634               10670              10255
    5/00           9281                   9559                  9556               10615              10198
    6/00           9420                   9694                  9702               10896              10341
    7/00           9536                   9808                  9804               11048              10446
    8/00           9533                   9808                  9804               11218              10574
    9/00           9529                   9797                  9793               11160              10548
   10/00           9592                   9855                  9851               11281              10580
   11/00           9599                   9855                  9851               11367              10565
   12/00           9708                   9947                  9955               11648              10651
    1/01           9738                   9982                  9979               11763              10723
    2/01           9802                  10041                 10038               11800              10783
    3/01           9889                  10135                 10132               11906              10859
    4/01           9885                  10112                 10109               11777              10794
    5/01          10009                  10230                 10227               11904              10910
    6/01          10121                  10338                 10335               11983              10990
    7/01          10255                  10480                 10477               12161              11131
    8/01          10436                  10647                 10644               12361              11304
    9/01          10347                  10550                 10547               12320              11222
   10/01          10460                  10658                 10655               12467              11272
   11/01          10430                  10620                 10617               12361              11206
   12/01          10376                  10559                 10556               12245              11117
    1/02          10490                  10669                 10666               12457              11214
    2/02          10593                  10766                 10763               12607              11290
    3/02          10525                  10690                 10687               12360              11184
    4/02          10614                  10775                 10772               12602              11320
    5/02          10680                  10835                 10832               12678              11384
    6/02          10784                  10934                 10931               12812              11477
    7/02          10887                  11032                 11029               12977              11563
    8/02          10979                  11118                 11115               13133              11626
    9/02          11071                  11205                 11202               13421              11746
   10/02          10949                  11075                 11072               13198              11548
   11/02          10979                  11098                 11095               13143              11567
   12/02          11124                  11238                 11235               13421              11752
    1/03          11140                  11248                 11245               13387              11728
    2/03          11248                  11349                 11346               13574              11856
    3/03          11240                  11335                 11331               13582              11807
    4/03          11336                  11424                 11421               13672              11919
    5/03          11537                  11620                 11616               13992              12178
    6/03          11541                  11617                 11614               13932              12183

================================================================================================================

                                                         SOURCE: (1) LIPPER INC.

================================================================================================================

                                [MOUNTAIN CHART]

    7/03          11335                  11402                 11386               13445              11933
    8/03          11419                  11480                 11477               13545              11983
    9/03          11597                  11652                 11649               13943              12274
   10/03          11615                  11663                 11660               13873              12309
   11/03          11687                  11728                 11725               14018              12438
   12/03          11774                  11806                 11804               14134              12553
    1/04          11874                  11900                 11883               14215              12672
    2/04          12042                  12062                 12045               14429              12834
    3/04          12060                  12072                 12070               14378              12816
    4/04          11900                  11905                 11902               14038              12632
    5/04          11919                  11902                 11900               13987              12594
    6/04          11994                  11983                 11981               14038              12642
    7/04          12112                  12092                 12076               14223              12771
    8/04          12272                  12245                 12229               14508              12961
    9/04          12348                  12313                 12311               14585              13051
   10/04          12481                  12439                 12436               14710              13157
   11/04          12500                  12450                 12447               14589              13167
   12/04          12663                  12604                 12602               14767              13333
    1/05          12798                  12729                 12713               14905              13456
    2/05          12845                  12769                 12752               14855              13489
    3/05          12849                  12765                 12762               14762              13476
    4/05          13058                  12964                 12947               14994              13676
    5/05          13210                  13106                 13104               15100              13821
    6/05          13333                  13219                 13202               15194              13957
    7/05          13362                  13240                 13223               15125              14007
    8/05          13526                  13395                 13392               15278              14140
    9/05          13480                  13342                 13324               15175              13998
   10/05          13447                  13300                 13283               15083              13936
   11/05          13549                  13377                 13376               15155              14009
   12/05          13667                  13501                 13499               15286              14179
    1/06          13708                  13518                 13516               15327              14234
    2/06          13826                  13641                 13625               15430              14390
    3/06          13867                  13674                 13657               15324              14388
    4/06          13878                  13677                 13675               15318              14397
    5/06          13967                  13754                 13738               15386              14492
    6/06          13946                  13726                 13724               15329              14514
    7/06          14113                  13882                 13866               15511              14677
    8/06          14312                  14069                 14053               15741              14875
    9/06          14434                  14181                 14164               15851              15002
   10/06          14539                  14276                 14259               15950              15131
   11/06          14694                  14418                 14401               16083              15280
   12/06          14689                  14405                 14388               16026              15272
    1/07          14685                  14392                 14375               15985              15280
    2/07          14857                  14552                 14551               16196              15429
    3/07          14846                  14643                 14531               16156              15418

================================================================================================================

AIM High Income Municipal Fund

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE DATA QUOTED REPRESENT     AND CLASS B AND CLASS C SHARE PERFORMANCE
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        REFLECTS THE APPLICABLE CONTINGENT
As of 3/31/07, including applicable sales    COMPARABLE FUTURE RESULTS; CURRENT           DEFERRED SALES CHARGE (CDSC) FOR THE
charges                                      PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   PERIOD INVOLVED. THE CDSC ON CLASS B
                                             VISIT AIMINVESTMENTS.COM FOR THE MOST        SHARES DECLINES FROM 5% BEGINNING AT THE
                               AFTER TAXES   RECENT MONTH-END PERFORMANCE. PERFORMANCE    TIME OF PURCHASE TO 0% AT THE BEGINNING OF
                     AFTER          ON       FIGURES REFLECT REINVESTED DISTRIBUTIONS,    THE SEVENTH YEAR. THE CDSC ON CLASS C
                     TAXES     DISTRIBUTIONS CHANGES IN NET ASSET VALUE AND THE EFFECT    SHARES IS 1% FOR THE FIRST YEAR AFTER
CLASS A   BEFORE       ON      AND SALE OF   OF THE MAXIMUM SALES CHARGE UNLESS           PURCHASE.
 SHARES    TAXES DISTRIBUTIONS FUND SHARES   OTHERWISE STATED. INVESTMENT RETURN AND
Inception                                    PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU      THE PERFORMANCE OF THE FUND'S SHARE
(1/2/98)   4.37%     4.37%         4.50%     MAY HAVE A GAIN OR LOSS WHEN YOU SELL        CLASSES WILL DIFFER PRIMARILY DUE TO
 5 Years   6.09      6.09          6.02      SHARES.                                      DIFFERENT SALES CHARGE STRUCTURES AND
 1 Year    1.99      1.99          2.98                                                   CLASS EXPENSES.
                                                THE TOTAL ANNUAL FUND OPERATING EXPENSE
CLASS B                                      RATIO SET FORTH IN THE MOST RECENT FUND         AFTER-TAX RETURNS ARE CALCULATED USING
SHARES                                       PROSPECTUS AS OF THE DATE OF THIS REPORT     THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL
Inception                                    FOR CLASS A, CLASS B AND CLASS C SHARES      MARGINAL INCOME TAX RATE. THEY DO NOT
(1/2/98)   4.21%     4.21%         4.30%     WAS 1.03%, 1.78% AND 1.78%, RESPECTIVELY.    REFLECT THE EFFECT OF STATE AND LOCAL
 5 Years   6.03      6.02          5.89      (1) THE EXPENSE RATIOS PRESENTED ABOVE MAY   TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON
 1 Year    1.31      1.31          2.35      VARY FROM THE EXPENSE RATIOS PRESENTED IN    THE INVESTOR'S TAX SITUATION AND MAY
                                             OTHER SECTIONS OF THIS REPORT THAT ARE       DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS
CLASS C                                      BASED ON EXPENSES INCURRED DURING THE        SHOWN ARE NOT RELEVANT TO INVESTORS WHO
SHARES                                       PERIOD COVERED BY THIS REPORT.               HOLD THEIR SHARES IN TAX-DEFERRED ACCOUNTS
Inception                                                                                 SUCH AS 401(K)S OR IRAS.
(1/2/98)   4.13%     4.13%         4.21%        CLASS A SHARE PERFORMANCE REFLECTS THE
 5 Years   6.34      6.34          6.16      MAXIMUM 4.75% SALES CHARGE,                     HAD THE ADVISOR NOT WAIVED FEES AND/OR
 1 Year    5.43      5.43          5.03                                                   REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                          HAVE BEEN LOWER.
==========================================
CUMULATIVE TOTAL RETURNS

6 months ended 3/31/07, excluding
applicable sales charges

Class A Shares                       2.90%
Class B Shares                       2.52
Class C Shares                       2.63
==========================================

(1)  The investment advisor has voluntarily agreed to waive fees and/or reimburse expenses to limit certain Fund expenses. This agreement can be discontinued or modified at any time without further notice to investors. See the current prospectus for more information.

Continued from the inside front cover

Organizations based on assessment of the     The Fund provides a complete list of its     A description of the policies and
credit quality of the individual             holdings four times in each fiscal year,     procedures that the Fund uses to determine
securities. For non-rated securities in      at the quarter ends. For the second and      how to vote proxies relating to portfolio
the portfolio the credit quality rating is   fourth quarters, the lists appear in the     securities is available without charge,
assigned by A I M Advisors, Inc. using       Fund's semiannual and annual reports to      upon request, from our Client Services
similar criteria.                            shareholders. For the first and third        department at 800-959-4246 or on the AIM
                                             quarters, the Fund files the lists with      Web site, AIMinvestments.com. On the home
o The returns shown in the management's      the Securities and Exchange Commission       page, scroll down and click on AIM Funds
discussion of Fund performance are based     (SEC) on Form N-Q. The most recent list of   Proxy Policy. The information is also
on net asset values calculated for           portfolio holdings is available at           available on the SEC Web site, sec.gov.
shareholder transactions. Generally          AIMinvestments.com. From our home page,
accepted accounting principles require       click on Products & Performance, then        Information regarding how the Fund voted
adjustments to be made to the net assets     Mutual Funds, then Fund Overview. Select     proxies related to its portfolio
of the Fund at period end for financial      your Fund from the drop-down menu and        securities during the 12 months ended June
reporting purposes, and as such, the net     click on Complete Quarterly Holdings.        30, 2006, is available at our Web site. Go
asset values for shareholder transactions    Shareholders can also look up the Fund's     to AIMinvestments.com, access the About Us
and the returns based on those net asset     Forms N-Q on the SEC Web site at sec.gov.    tab, click on Required Notices and then
values may differ from the net asset         Copies of the Fund's Forms N-Q may be        click on Proxy Voting Activity. Next,
values and returns reported in the           reviewed and copied at the SEC Public        select the Fund from the drop-down menu.
Financial Highlights.                        Reference Room in Washington, D.C. You can   The information is also available on the
                                             obtain information on the operation of the   SEC Web site, sec.gov.
                                             Public Reference Room, including
                                             information about duplicating fee charges,
                                             by calling 202-942-8090 or 800-732-0330,
                                             or by electronic request at the
                                             following e-mail address:
                                             publicinfo@sec.gov. The SEC file numbers
                                             for the Fund are 811-07890 and 33-66242.

SUPPLEMENT TO ANNUAL REPORT DATED 3/31/07

AIM HIGH INCOME MUNICIPAL FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                          REIMBURSED EXPENSES, PERFORMANCE WOULD
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 HAVE BEEN LOWER.
prepared to provide Institutional Class
shareholders with a performance overview     For periods ended 3/31/07                       PLEASE NOTE THAT PAST PERFORMANCE IS
specific to their holdings. Institutional                                                 NOT INDICATIVE OF FUTURE RESULTS. MORE
Class shares are offered exclusively to                                         AFTER     RECENT RETURNS MAY BE MORE OR LESS THAN
institutional investors, including defined                                     TAXES ON   THOSE SHOWN. ALL RETURNS ASSUME
contribution plans that meet certain                                        DISTRIBUTIONS REINVESTMENT OF DISTRIBUTIONS AT NAV.
criteria.                                                      AFTER TAXES     AND SALE   INVESTMENT RETURN AND PRINCIPAL VALUE
                                                       BEFORE      ON             OF      WILL FLUCTUATE SO YOUR SHARES, WHEN
                                                        TAXES DISTRIBUTIONS  FUND SHARES  REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                             Inception  4.95%     4.95%          5.02%    THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                             5 Years    7.19      7.19           7.00     INFORMATION ON COMPARATIVE BENCHMARKS.
                                             1 Year     7.40      7.40           6.65     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             6 Months*  3.14      3.14           2.94     MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             * Cumulative total return that has not       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             been annualized
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS JULY 31, 2006. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV), WHICH STATED CLASS A PERFORM-
                                             ANCE REFLECTS THE FEES APPLICABLE TO CLASS
                                             A SHARES. CLASS A SHARES' INCEPTION DATE
                                             IS JANUARY 2, 1998.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

==========================================
NASDAQ Symbol                        AHMIX
==========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com                 HIM-INS-1            A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for        The hypothetical account values and
                                             example, an $8,600 account value divided     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the result   actual ending account balance or expenses
ongoing costs, including management fees     by the number in the table under the         you paid for the period. You may use this
and other Fund expenses. This example is     heading entitled "Actual Expenses Paid       information to compare the ongoing costs
intended to help you understand your         During Period" to estimate the expenses      of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   you paid on your account during this         To do so, compare this 5% hypothetical
the Fund and to compare these costs with     period.                                      example with the 5% hypothetical examples
ongoing costs of investing in other mutual                                                that appear in the shareholder reports of
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown in
entire period October 1, 2006, through       The table below also provides information    the table are meant to highlight your
March 31, 2007.                              about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the           hypothetical information is useful in
ACTUAL EXPENSES                              Fund's actual expense ratio and an assumed   comparing ongoing costs only, and will not
                                             rate of return of 5% per year before         help you determine the relative total
The table below provides information about   expenses, which is not the Fund's actual     costs of owning different funds.
actual account values and actual expenses.   return. The Fund's actual cumulative
You may use the information in this table,   total return after expenses for the six
together with the amount you invested, to    months ended March 31, 2007, appears in
estimate the expenses that you paid over     the table on the front of this supplement.
the period. Simply

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (10/1/06)             (3/31/07)(1)          PERIOD(2,3)     (3/31/07)          PERIOD(2,4)          RATIO
Institutional      $1,000.00              $1,031.40               $2.03        $1,022.94             $2.02             0.40%

(1)  The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended March 31, 2007, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year. Effective on April 1, 2007, the advisor voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Institutional shares to 0.45% of average daily nets assets. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.45% for Institutional Class shares.

(3)  The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year is $2.28.

(4)  The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year is $2.27.
====================================================================================================================================

AIMinvestments.com                 HIM-INS-1            A I M Distributors, Inc.

AIM High Income Municipal Fund

SCHEDULE OF INVESTMENTS

March 31, 2007


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.26%

ALASKA-0.59%

Alaska Industrial Development & Export
  Authority (Boys and Girls Home); Series
  2007, RB,
  5.70%, 12/01/17(a)                            $1,000     $  1,005,903
-----------------------------------------------------------------------
  6.00%, 12/01/36(a)                             1,000        1,017,240
-----------------------------------------------------------------------
Aleutians East (Borough of), Alaska (Aleutian
  Pribilof Islands Association, Inc.
  Project); Series 2006, RB, (INS-ACA
  Financial Guaranty Corp.) 5.50%,
  06/01/36(a)(b)                                 1,000        1,057,390
=======================================================================
                                                              3,080,533
=======================================================================

ARIZONA-2.91%

Centerra Community Facilities District;
  Series 2005, Unlimited Tax GO, 5.50%,
  07/15/29(a)                                      395          407,292
-----------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Mayo Clinic); Series 2006,
  Health Care Facilities IDR, 5.00%,
  11/15/36(a)                                    1,485        1,547,830
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Acclaim Charter School Project);
  Series 2006, Educational Facility IDR,
  5.70%, 12/01/26(a)                             2,200        2,206,776
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Choice Education & Development
  Corp. Project); Series 2006, Educational
  Facility IDR,
  6.25%, 06/01/26(a)                             1,000        1,059,630
-----------------------------------------------------------------------
  6.38%, 06/01/36(a)                             3,000        3,182,340
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Series 2003, Educational Facility IDR,
  7.25%, 08/01/19(a)                               830          869,201
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Horizon Community Learning
  Center); Series 2005, Refunding IDR, 5.25%,
  06/01/35(a)                                    1,500        1,486,590
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (P.L.C. Charter Schools Project);
  Series 2006,
  Educational Facilities IDR,
  6.50%, 04/01/26(a)                             1,000        1,064,780
-----------------------------------------------------------------------
  6.75%, 04/01/36(a)                             1,000        1,069,880
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Paradise Education Center
  Project); Series 2006, Refunding
  Educational Facilities IDR,
  5.88%, 06/01/22(a)                               285          293,314
-----------------------------------------------------------------------
  6.00%, 06/01/36(a)                               830          852,584
-----------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Scottsdale Healthcare); Series
  2001, Hospital IDR, 5.80%,
  12/01/11(a)(c)(d)                                500          546,495
-----------------------------------------------------------------------
Tucson (City of) Industrial Development
  Authority (Arizona AgriBusiness & Equine
  Center Inc.); Series 2004 A, Educational
  Facilities IDR, 6.13%, 09/01/34(a)               500          518,775
=======================================================================
                                                             15,105,487
=======================================================================

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------


CALIFORNIA-1.86%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A, RB, 6.75%, 03/01/19(a)         $1,000     $  1,079,370
-----------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute); Series
  2000, RB, 6.75%, 06/01/10(a)(c)(d)               390          421,918
-----------------------------------------------------------------------
California (State of) Health Facilities
  Authority (Cedars-Sinai Medical Center);
  Series 2005, Refunding RB, 5.00%,
  11/15/27(a)                                    1,000        1,041,860
-----------------------------------------------------------------------
California (State of) Municipal Finance
  Authority (American Heritage Education
  Foundation Project); Series 2006 A,
  Education RB,
  5.25%, 06/01/26(a)                             1,000        1,041,240
-----------------------------------------------------------------------
  5.25%, 06/01/36(a)                             1,150        1,189,629
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Hospice of Napa
  Valley Project); Series 2004 A, RB, 7.00%,
  01/01/34(a)                                      900          971,676
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Notre Dame de Namur
  University); Series 2003, RB, 6.50%,
  10/01/23(a)                                    1,000        1,094,870
-----------------------------------------------------------------------
Golden State Tobacco Securitization Corp.;
  Series 2007 A-1, Sr. Asset-Backed RB,
  5.00%, 06/01/33(a)                             1,000          989,850
-----------------------------------------------------------------------
Turlock (City of) Health Facilities Authority
  (Emanuel Medical Center Inc.); Series 2004,
  COP,
  5.00%, 10/15/24(a)                               980          999,698
-----------------------------------------------------------------------
  5.38%, 10/15/34(a)                               800          831,328
=======================================================================
                                                              9,661,439
=======================================================================

COLORADO-14.51%

Antelope Heights Metropolitan District;
  Series 2003, Limited Tax GO, 8.00%,
  12/01/23(a)                                      500          553,115
-----------------------------------------------------------------------
Arista Metropolitan District; Series 2005,
  Limited Tax Series GO, 6.75%, 12/01/35(a)      2,000        2,163,900
-----------------------------------------------------------------------
Beacon Point Metropolitan District; Series
  2005 A, Limited Tax GO, 6.25%, 12/01/35(a)     1,500        1,611,375
-----------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Series
  2003, Limited Tax GO, 7.50%, 12/01/33(a)         500          557,890
-----------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Series 2002 B, Limited Tax GO,
  8.05%, 12/01/32(a)                               500          542,030
-----------------------------------------------------------------------
  Series 2003, Limited Tax GO,
  8.05%, 12/01/32(a)                               534          578,888
-----------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2;
  Series 2003, Limited Tax GO, 7.00%,
  12/01/23(a)                                      500          510,720
-----------------------------------------------------------------------
Castle Oaks Metropolitan District; Series
  2005,
  Limited Tax GO,
  6.00%, 12/01/25(a)                             1,000        1,041,370
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             1,500        1,559,100
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000, RB, 7.13%,
  12/15/10(a)(c)(d)                             $1,195     $  1,346,000
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Banning Lewis Ranch
  Academy Project); Series 2006, Charter
  School RB, 6.13%, 12/15/35 (Acquired
  06/16/06-06/20/06; Cost $3,014,730)(a)(e)      3,000        3,115,290
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Brighton School
  Project); Series 2006, Charter School RB,
  6.00%, 11/01/36(a)                             1,695        1,742,765
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Carbon VY Academy);
  Series 2006, Charter School RB, 5.63%,
  12/01/36(a)                                    1,180        1,205,936
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Cerebral Palsy of
  Colorado Project); Series 2006 A, RB,
  6.25%, 05/01/36(a)                             3,050        3,218,390
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Academy Inc.
  Project); Series 2003 A, Refunding RB,
  7.00%, 11/01/23(a)                               500          558,985
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Science &
  Technology); Series 2004, RB, 5.00%,
  12/01/13(a)                                      750          776,925
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Excel Academy
  Project); Series 2003, Charter School RB,
  7.30%, 12/01/11(a)(c)(d)                         555          625,269
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Heritage Christian
  School); Series 2004 A, RB, 7.50%,
  06/01/34(a)                                    1,000          999,270
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Knowledge Quest
  Project); Series 2005, Charter School RB,
  6.50%, 05/01/36(a)                               945          990,729
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Littleton Academy
  Building Project); Series 2002, Charter
  School RB, 6.00%, 01/15/12(a)(c)(d)              500          549,005
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Peak to Peak
  Project); Series 2001, Charter School RB,
  7.63%, 08/15/11(a)(c)(d)                         500          579,915
-----------------------------------------------------------------------
  Series 2004, Charter School Refunding &
  Improvement RB (INS-XL Capital Assurance
  Inc.), 5.25%, 08/15/24(a)(b)                     500          542,155
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Platte Academy
  Project); Series 2002 A, Charter School RB,
  7.25%, 03/01/10(a)(c)(d)                         500          540,755
-----------------------------------------------------------------------
  7.25%, 03/01/10(a)(c)(d)                         500          548,640
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Union Colony Charter
  School Project); Series 2007, RB, 5.75%,
  12/01/37 (Acquired 03/23/07; Cost
  $1,105,122)(a)(e)                             $1,075     $  1,103,810
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (University Lab School
  Project); Series 2001, Charter School RB,
  6.13%, 06/01/11(a)(c)(d)                         150          164,195
-----------------------------------------------------------------------
  6.25%, 06/01/11(a)(c)(d)                         500          549,705
-----------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Communities
  Project); Series 2006 A, RB,
  5.25%, 01/01/28(a)                             1,500        1,511,790
-----------------------------------------------------------------------
  5.75%, 01/01/37(a)                               500          524,335
-----------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Series 2001, Hospital RB, 6.50%,
  11/15/11(a)(c)(d)                                500          564,215
-----------------------------------------------------------------------
Conservatory Metropolitan District;
  Series 2003, Limited Tax GO,
  7.50%, 12/01/27(a)                               750          846,990
-----------------------------------------------------------------------
  Series 2005, Limited Tax GO,
  6.75%, 12/01/34(a)                               810          875,440
-----------------------------------------------------------------------
Copperleaf Metropolitan District No. 2;
  Series 2006,
  Limited Tax GO,
  5.85%, 12/01/26 (Acquired 09/15/06; Cost
  $1,000,000)(a)(e)                              1,000        1,039,120
-----------------------------------------------------------------------
  5.95%, 12/01/36 (Acquired 09/15/06; Cost
  $1,750,000)(a)(e)                              1,750        1,818,127
-----------------------------------------------------------------------
Country Club Village Metropolitan District;
  Series 2006, Limited Tax GO, 6.00%,
  12/01/34(a)                                      600          618,954
-----------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Series 2004 A, Refunding Health Care RB,
  6.25%, 12/01/33(a)                               500          551,355
-----------------------------------------------------------------------
Denver West Metropolitan District; Series
  2005 B, Unlimited Tax GO, 5.25%,
  12/01/30(a)                                    1,000        1,034,770
-----------------------------------------------------------------------
Douglas (County of) (Crystal Crossing
  Metropolitan District); Series 2006,
  Limited Tax GO, 6.00%, 12/01/36(a)               600          624,222
-----------------------------------------------------------------------
Fallbrook Metropolitan District; Series 2006,
  Limited Tax GO, 5.63%, 12/01/26(a)             1,200        1,213,812
-----------------------------------------------------------------------
Grandby Ranch Metropolitan District; Series
  2006, Limited Tax GO, 6.75%, 12/01/36(a)       3,000        3,151,080
-----------------------------------------------------------------------
High Plains Metropolitan District; Series
  2005 A,
  Limited Tax GO,
  6.13%, 12/01/25(a)                               750          802,988
-----------------------------------------------------------------------
  6.25%, 12/01/35(a)                               750          805,687
-----------------------------------------------------------------------
Huntington Trails Metropolitan District;
  Series 2006, Limited Tax GO, 6.25%,
  12/01/36(a)                                    1,000        1,052,130
-----------------------------------------------------------------------
Jordan Crossing Metropolitan District; Series
  2006, Limited Tax GO, 5.75%, 12/01/36(a)       1,415        1,436,466
-----------------------------------------------------------------------
Liberty Ranch Metropolitan District; Series
  2006, Limited Tax GO, 6.25%, 12/01/36(a)       1,645        1,728,237
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Madre Metropolitan District No. 2; Series
  2007 A, Limited Tax GO, 5.50%, 12/01/36(a)    $1,500     $  1,508,025
-----------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose
  Inc.); Series 2003 A, Health Care
  Facilities RB,
  5.75%, 02/01/15(a)                               250          258,150
-----------------------------------------------------------------------
  6.75%, 02/01/22(a)                               200          212,744
-----------------------------------------------------------------------
  7.00%, 02/01/25(a)                               800          857,600
-----------------------------------------------------------------------
Mountain Shadows Metropolitan District;
  Series 2007, Limited Tax GO,
  5.50%, 12/01/27(a)                             1,000          999,300
-----------------------------------------------------------------------
  5.63%, 12/01/37(a)                             1,000          999,190
-----------------------------------------------------------------------
Murphy Creek Metropolitan District No. 3;
  Series 2006, Refunding & Improvement
  Limited Tax GO,
  6.00%, 12/01/26(a)                             2,540        2,668,397
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             2,000        2,104,100
-----------------------------------------------------------------------
Neu Towne Metropolitan District; Series 2004,
  Limited Tax GO, 7.25%, 12/01/34(a)               775          857,065
-----------------------------------------------------------------------
Northwest Metropolitan District No. 3,
  Series 2005, Limited Tax GO,
  6.13%, 12/01/25(a)                             1,000        1,067,760
-----------------------------------------------------------------------
  6.25%, 12/01/35(a)                             2,000        2,138,400
-----------------------------------------------------------------------
Piney Creek Village Metropolitan District;
  Series 2005, Limited Tax GO, 5.50%,
  12/01/35(a)                                    1,200        1,230,756
-----------------------------------------------------------------------
Riverdale Peaks II Metropolitan District;
  Series 2005, Unlimited Tax GO, 6.50%,
  12/01/35(a)                                    1,000        1,064,930
-----------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Series 2000, Limited Tax GO, 7.20%,
  06/01/10(a)(c)(d)                                500          553,135
-----------------------------------------------------------------------
Serenity Ridge Metropolitan District No. 2;
  Series 2004, Limited Tax GO, 7.50%,
  12/01/34(a)                                      750          847,507
-----------------------------------------------------------------------
Silver Peaks Metropolitan District No. 2;
  Series 2006, Limited Tax GO, 5.75%,
  12/01/36(a)                                    1,000        1,003,960
-----------------------------------------------------------------------
Southlands Metropolitan District No. 1;
  Series 2004,
  Unlimited Tax GO,
  6.75%, 12/01/16(a)                               500          553,955
-----------------------------------------------------------------------
  7.13%, 12/01/34(a)                               500          555,680
-----------------------------------------------------------------------
Table Rock Metropolitan District; Series
  2003, Limited Tax GO, 7.00%,
  12/01/13(a)(c)(d)                                745          880,866
-----------------------------------------------------------------------
Tallyns Reach Metropolitan District No. 3;
  Series 2007, Limited Tax GO, 5.20%,
  12/01/36(a)                                      500          506,600
-----------------------------------------------------------------------
University of Colorado Hospital Authority;
  Series 2006 A, RB, 5.00%, 11/15/37(a)            500          508,765
-----------------------------------------------------------------------
University of Northern Colorado (Auxiliary
  Facilities System); Series 2001, Refunding
  & Improvement RB, (INS-Ambac Assurance
  Corp.) 5.00%, 06/01/23(a)(b)                   1,000        1,036,740
-----------------------------------------------------------------------
Wheatlands Metropolitan District No. 2;
  Series 2005, Limited Tax GO,
  6.00%, 12/01/25(a)                               580          605,624
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                             2,000        2,091,400
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

COLORADO-(CONTINUED)

Wyndham Hill Metropolitan District No. 2;
  Series 2005, Limited Tax GO,
  6.25%, 12/01/25(a)                            $  750     $    791,213
-----------------------------------------------------------------------
  6.38%, 12/01/35(a)                             1,000        1,056,420
=======================================================================
                                                             75,434,127
=======================================================================

DELAWARE-0.76%

New Castle (County of) (Newark Charter School
  Inc. Project); Series 2006, RB, 5.00%,
  09/01/30(a)                                    1,610        1,646,322
-----------------------------------------------------------------------
Sussex (County of) (Cadbury at Lewes
  Project); Series 2006 A, First Mortgage RB,
  5.45%, 01/01/16(a)                               865          880,483
-----------------------------------------------------------------------
  5.90%, 01/01/26(a)                               750          793,823
-----------------------------------------------------------------------
  6.00%, 01/01/35(a)                               600          634,650
=======================================================================
                                                              3,955,278
=======================================================================

DISTRICT OF COLUMBIA-0.51%

District of Columbia Tobacco Settlement
  Financing Corp.; Series 2001, Asset-Backed
  RB,
  6.25%, 05/15/24(a)                               475          506,146
-----------------------------------------------------------------------
  6.50%, 05/15/33(a)                             1,785        2,128,755
=======================================================================
                                                              2,634,901
=======================================================================

FLORIDA-5.72%

Concorde Estates Community Development
  District; Series 2004 B, Capital
  Improvement RB, 5.00%, 05/01/11(a)               300          300,228
-----------------------------------------------------------------------
Cory Lakes Community Development District;
  Series 2001 A, Special Assessment RB,
  8.38%, 05/01/17(a)                               390          446,406
-----------------------------------------------------------------------
  Series 2001 B, Special Assessment RB,
  8.38%, 05/01/17(a)                               195          200,544
-----------------------------------------------------------------------
Cypress Lakes Community Development District;
  Series 2004 A, Special Assessment RB,
  6.00%, 05/01/34(a)                               575          607,936
-----------------------------------------------------------------------
East Homestead Community Development
  District; Series 2005, Special Assessment
  RB, 5.45%, 11/01/36(a)                           875          886,524
-----------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc. Project);
  Series 2006 A, RB, 6.00%, 05/15/36(a)          2,130        2,149,915
-----------------------------------------------------------------------
Gramercy Farms Community Development
  District; Series 2007 B, Special Assessment
  RB, 5.10%, 05/01/14(a)                         1,000          998,540
-----------------------------------------------------------------------
Halifax (County of) Hospital Medical Center;
  Series 2006 A, Hospital Refunding &
  Improvement RB, 5.25%, 06/01/26(a)             1,000        1,050,360
-----------------------------------------------------------------------
Islands at Doral Southwest Community
  Development District; Series 2003, Special
  Assessment GO, 6.38%, 05/01/35(a)                500          537,325
-----------------------------------------------------------------------
Jacksonville (City of) Economic Development
  Commission (Mayo Clinic); Series 2006,
  Health Care Facilities RB, 5.00%,
  11/15/36(a)                                    4,000        4,169,240
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
FLORIDA-(CONTINUED)

Lee (County of) Industrial Development
  Authority (County Community Charter
  Schools, LLC Project); Series 2007 A, IDR,
  5.25%, 06/15/27(a)                            $1,000     $  1,008,970
-----------------------------------------------------------------------
  5.38%, 06/15/37(a)                             1,200        1,216,848
-----------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Series 2002 A, Health Care Facilities IDR,
  6.75%, 10/01/32(a)                             1,250        1,350,925
-----------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Series 2001 A, Hospital RB, 6.70%,
  11/15/19(a)                                    1,000        1,093,800
-----------------------------------------------------------------------
  Series 2004, Refunding Hospital RB, 6.75%,
  11/15/29 (Acquired 04/26/04; Cost
  $482,320)(a)(e)                                  500          566,215
-----------------------------------------------------------------------
Midtown Miami Community Development District
  (Parking Garage Project); Series 2004 A,
  Special Assessment RB,
  6.00%, 05/01/24(a)                             1,000        1,078,470
-----------------------------------------------------------------------
  6.25%, 05/01/37(a)                             1,000        1,088,370
-----------------------------------------------------------------------
Mount Dora (City of) Health Facilities
  Authority (Waterman Village Project);
  Series 2004 A, Refunding RB, 5.75%,
  08/15/18(a)                                      750          758,220
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System); Series
  2002, Hospital RB, 5.63%, 11/15/12(a)(c)(d)    1,065        1,175,547
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Orlando Lutheran Towers, Inc.);
  Series 2005,
  Refunding Health Care Facilities RB,
  5.38%, 07/01/20(a)                             1,100        1,109,746
-----------------------------------------------------------------------
  5.70%, 07/01/26(a)                             1,000        1,031,560
-----------------------------------------------------------------------
Poinciana Community Development District;
  Series 2000 A, Special Assessment RB,
  7.13%, 05/01/31(a)                               900          947,061
-----------------------------------------------------------------------
Principal One Community Development District;
  Series 2005, Special Assessment RB, 5.65%,
  05/01/35(a)                                      655          677,296
-----------------------------------------------------------------------
Reunion East Community Development District;
  Series 2002 A, Special Assessment RB,
  7.38%, 05/01/33(a)                             1,000        1,109,660
-----------------------------------------------------------------------
St. Johns (County of) Industrial Development
  Authority (Glenmore Project); Series 2006
  A, IDR,
  5.25%, 01/01/26(a)                             1,000        1,015,340
-----------------------------------------------------------------------
  5.38%, 01/01/40(a)                             1,000        1,021,400
-----------------------------------------------------------------------
Urban Orlando Community Development District;
  Series 2001 A, Capital Improvement Special
  Assessment RB,
  6.95%, 05/01/33(a)                               990        1,067,636
-----------------------------------------------------------------------
  Series 2004, Capital Improvement Special
  Assessment RB,
  6.25%, 05/01/34(a)                             1,000        1,076,160
=======================================================================
                                                             29,740,242
=======================================================================

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------


GEORGIA-1.50%

Atlanta (City of) (Atlantic Station Project);
  Series 2001,
  Tax Allocation RB,
  7.90%, 12/01/24(a)                            $  750     $    831,225
-----------------------------------------------------------------------
  Tax Allocation RB,
  7.75%, 12/01/14(a)                               750          825,052
-----------------------------------------------------------------------
Atlanta (City of) (Eastside Project); Series
  2005 B,
  Tax Allocation RB,
  5.40%, 01/01/20(a)                             1,000        1,033,180
-----------------------------------------------------------------------
  5.60%, 01/01/30(a)                             2,000        2,075,640
-----------------------------------------------------------------------
Atlanta (City of) (Princeton Lakes Project);
  Series 2006, Tax Allocation RB, 5.50%,
  01/01/31 (Acquired 03/10/06; Cost
  $735,000)(a)(e)                                  735          752,618
-----------------------------------------------------------------------
Fulton (County of) Residential Care
  Facilities Authority (Canterbury Court
  Project); Series 2004 A, RB,
  6.13%, 02/15/26(a)                               500          530,225
-----------------------------------------------------------------------
  6.13%, 02/15/34(a)                               200          211,530
-----------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Series 1993,
  Solid Waste Disposal IDR, 7.50%,
  01/01/26(a)(f)                                 1,500        1,511,685
=======================================================================
                                                              7,771,155
=======================================================================

ILLINOIS-7.35%

Chicago (City of) (Chatham Ridge
  Redevelopment Project); Series 2002, Tax
  Increment Allocation RB,
  5.95%, 12/15/12(a)                               275          290,114
-----------------------------------------------------------------------
  6.05%, 12/15/13(a)                               475          505,452
-----------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Series 2003, Special Assessment RB,
  6.63%, 12/01/22(a)                               500          541,640
-----------------------------------------------------------------------
  6.75%, 12/01/32(a)                               500          542,105
-----------------------------------------------------------------------
Dupage (County of) Special Service Area No.
  31 (Monarch Landing Project); Series 2006,
  Special Tax RB,
  5.40%, 03/01/16(a)                               250          261,230
-----------------------------------------------------------------------
  5.63%, 03/01/36(a)                             1,250        1,308,812
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Beacon
  Hill); Series 2005 A, Refunding RB,
  5.15%, 02/15/13(a)                               655          661,596
-----------------------------------------------------------------------
  5.25%, 02/15/14(a)                               300          303,150
-----------------------------------------------------------------------
  5.35%, 02/15/15(a)                               225          227,828
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Clare
  Oaks Project); Series 2006 A, RB,
  6.00%, 11/15/27(a)                             1,000        1,058,360
-----------------------------------------------------------------------
  6.00%, 11/15/39(a)                             3,500        3,671,850
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Luther
  Oaks Project); Series 2006 A, RB,
  6.00%, 08/15/26(a)                               850          899,895
-----------------------------------------------------------------------
  5.70%, 08/15/28(a)                               500          505,750
-----------------------------------------------------------------------
  6.00%, 08/15/39(a)                             1,460        1,540,154
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority
  (Lutheran Hillside Village); Series 2006,
  Refunding RB, 5.25%, 02/01/37(a)              $1,000     $  1,046,020
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Smith
  Village Project); Series 2005 A, RB,
  5.70%, 11/15/20(a)                               500          511,790
-----------------------------------------------------------------------
  6.25%, 11/15/35(a)                             3,000        3,188,640
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (The
  Landing at Plymouth Place Project); Series
  2005 A, RB, 6.00%, 05/15/37(a)                 3,200        3,414,336
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 A, RB,
  5.88%, 02/15/26(a)                             1,000        1,056,160
-----------------------------------------------------------------------
  5.88%, 02/15/38(a)                             1,500        1,578,765
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement
  Center); Series 1999 A, RB, 6.25%,
  09/01/14(a)                                      500          517,380
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Hillside Village
  Project); Series 2001 A, RB, 7.38%,
  08/15/11(a)(c)(d)                              1,000        1,152,360
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (SwedishAmerican Hospital);
  Series 2000, RB, 6.88%, 05/15/10(a)(c)(d)        690          752,217
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Villa St. Benedict); Series 2003
  A-1, RB, 6.90%, 11/15/33(a)                      500          553,305
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 2003 A, RB, 7.00%,
  11/15/32(a)                                      800          872,616
-----------------------------------------------------------------------
Lincolnshire (Village of) Special Service
  Area No. 1 (Sedgebrook Project); Series
  2004,
  Special Tax GO,
  5.00%, 03/01/11(a)                               520          531,950
-----------------------------------------------------------------------
  6.25%, 03/01/34(a)                               750          801,398
-----------------------------------------------------------------------
Lombard (City of) Public Facilities Corp.
  (Lombard Conference Center & Hotel); Series
  2005 A-1,
  First Tier RB,
  6.38%, 01/01/15(a)                               750          776,018
-----------------------------------------------------------------------
  7.13%, 01/01/36(a)                             2,500        2,693,975
-----------------------------------------------------------------------
Malta (Village of) (Prairie Springs Project);
  Series 2006, Tax Increment Allocation RB,
  5.75%, 12/30/25 (Acquired 09/14/06; Cost
  $2,000,000)(a)(e)                              2,000        2,012,660
-----------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Series 2002 A,
  Dedicated State Tax RB, (INS-MBIA Insurance
  Corp.) 5.00%, 12/15/28(a)(b)                   1,250        1,301,913
-----------------------------------------------------------------------
Southwestern Illinois Development Authority
  (Eden Retirement Center Inc. Project);
  Series 2006,
  Senior Care Facility RB,
  5.50%, 12/01/26(a)                               800          808,904
-----------------------------------------------------------------------
  5.85%, 12/01/36(a)                             2,250        2,311,987
=======================================================================
                                                             38,200,330
=======================================================================

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------


INDIANA-1.21%

Delaware (County of) Hospital Authority
  (Cardinal Health System Obligated Group);
  Series 2006,
  Hospital RB,
  5.00%, 08/01/24(a)                            $1,000     $  1,026,170
-----------------------------------------------------------------------
  5.13%, 08/01/29(a)                             3,000        3,102,030
-----------------------------------------------------------------------
Petersburg (City of) (Indianapolis Power &
  Light Co. Projects); Series 1991, Refunding
  PCR, 5.75%, 08/01/21(a)                        1,000        1,068,320
-----------------------------------------------------------------------
St. Joseph (County of) (Holy Cross Village
  Notre Dame Project); Series 2006 A,
  Economic Development RB, 6.00%, 05/15/26(a)    1,015        1,083,969
=======================================================================
                                                              6,280,489
=======================================================================

IOWA-2.36%

Des Moines (City of) (Luther Park Apartments
  Inc. Project); Series 2004, Senior Housing
  RB, 6.00%, 12/01/23(a)                           500          522,740
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Bethany
  Life Communities Project); Series 2006 A,
  Refunding RB,
  5.45%, 11/01/26(a)                               345          347,280
-----------------------------------------------------------------------
  5.55%, 11/01/41(a)                               795          800,430
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Boys &
  Girls Project); Series 2007, RB, 5.80%,
  12/01/22(a)                                    1,000          998,890
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Friendship
  Haven Project); Series 2004 A, Retirement
  Community RB, 6.13%, 11/15/32(a)                 500          516,685
-----------------------------------------------------------------------
Marion (City of) (Village Place at Marion
  Project); Series 2005 A, Multi-Family
  Housing RB,
  5.65%, 09/01/25(a)                               155          157,029
-----------------------------------------------------------------------
  6.00%, 09/01/35(a)                               400          408,184
-----------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project);
  Series 2003, Health Care Facilities RB,
  6.50%, 10/01/20(a)                               750          775,268
-----------------------------------------------------------------------
  Series 2004, Health Care Facilities RB,
  6.00%, 10/01/24(a)                               290          300,979
-----------------------------------------------------------------------
  6.15%, 10/01/36(a)                               600          617,214
-----------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Series 2000 A, RB,
  7.25%, 11/15/10(a)(c)(d)                         750          840,240
-----------------------------------------------------------------------
  Series 2004, Refunding RB,
  4.75%, 11/15/12(a)                               750          738,878
-----------------------------------------------------------------------
  5.63%, 11/15/18(a)                             1,000        1,038,190
-----------------------------------------------------------------------
  Series 2006, Refunding RB,
  5.25%, 11/15/21(a)                             1,000        1,037,400
-----------------------------------------------------------------------
  5.25%, 11/15/27(a)                             1,500        1,550,250
-----------------------------------------------------------------------
Washington (City of) (United Presbyterian
  Home Project); Series 2006 A, Refunding RB,
  5.60%, 12/01/36(a)                             1,615        1,613,934
=======================================================================
                                                             12,263,591
=======================================================================

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

KANSAS-2.37%

Hutchinson (City of) (Wesley Towers, Inc.);
  Series 1999 A, Refunding & Improvement
  Health Care Facilities RB, 6.25%,
  11/15/19(a)                                   $  750     $    770,385
-----------------------------------------------------------------------
Olathe (City of) (Aberdeen Village, Inc.);
  Series 2005 A, Refunding Senior Living
  Facility RB, 5.60%, 05/15/28(a)                1,500        1,510,560
-----------------------------------------------------------------------
Olathe (City of) (Catholic Care Campus Inc.
  Project); Series 2006 A,
  Senior Living Facility RB,
  6.00%, 11/15/26(a)                             1,000        1,067,720
-----------------------------------------------------------------------
  6.00%, 11/15/38(a)                             2,000        2,140,780
-----------------------------------------------------------------------
Overland Park Development Corp. (Overland
  Park Convention Center Hotel Project);
  Series 2001 A, First Tier RB, 7.38%,
  01/01/32(a)                                    1,500        1,636,050
-----------------------------------------------------------------------
Overland Park Transportation Development
  District (Grass Creek Project); Series
  2006, Special Assessment RB, 5.13%,
  09/01/28(a)                                    1,565        1,589,883
-----------------------------------------------------------------------
Roeland Park (City of) (Roeland Park
  Redevelopment, LLC Project); Series 2005,
  Special Obligations Tax Increment
  Allocation RB, 5.75%, 08/01/24(a)                920          959,174
-----------------------------------------------------------------------
Roeland Park (City of) Transportation
  Development District (TDD #1 Project);
  Series 2005, Sales Tax RB,
  5.75%, 12/01/25(a)                               525          537,395
-----------------------------------------------------------------------
  Series 2006 A, Sales Tax RB,
  5.88%, 12/01/09(a)                                40           40,796
-----------------------------------------------------------------------
  5.88%, 12/01/25(a)                             1,050        1,069,520
-----------------------------------------------------------------------
Roeland Park (City of) Transportation
  Development District (TDD #2 Project);
  Series 2006 B, Sales Tax RB, 5.88%,
  12/01/25(a)                                    1,000        1,018,590
=======================================================================
                                                             12,340,853
=======================================================================

KENTUCKY-0.14%

Kentucky (State of) Economic Development
  Finance Authority (Christian Church Homes
  of Kentucky, Inc.); Series 1998, Health
  Care Facilities RB, 5.50%, 11/15/30(a)           700          704,921
=======================================================================

MAINE-0.10%

Maine (State of) Turnpike Authority; Series
  2003, Turnpike RB, (INS-Ambac Assurance
  Corp.) 5.00%, 07/01/33(a)(b)                     500          522,570
=======================================================================

MARYLAND-1.79%

Annapolis (City of) (Park Place Project);
  Series 2005 A, Special Obligations RB,
  5.35%, 07/01/34(a)                             2,000        2,065,440
-----------------------------------------------------------------------
Anne Arundel (County of) (Parole Town Center
  Project); Series 2002, Tax Increment
  Allocation Financing RB, 5.00%, 07/01/12(a)      200          202,314
-----------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor
  Project); Series 2003, Special Obligation
  RB, 7.00%, 07/01/33(a)                           968        1,084,789
-----------------------------------------------------------------------
Howard (County of); Series 2000 A, Retirement
  Community RB, 7.88%, 05/15/10(a)(c)(d)           780          893,529
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MARYLAND-(CONTINUED)

Maryland (State of) Health & Higher
  Educational Facilities Authority
  (Edenwald); Series 2006 A, RB, 5.40%,
  01/01/31(a)                                   $  500     $    522,275
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Medstar
  Health); Series 2004, Refunding RB, 5.50%,
  08/15/33(a)                                    1,250        1,323,525
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000, RB, 6.75%, 07/01/10(a)(c)(d)      1,000        1,103,110
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (Washington Christian Academy); Series
  2006, RB, 5.50%, 07/01/38(a)                   1,000        1,029,960
-----------------------------------------------------------------------
Maryland (State of) Industrial Development
  Finance Authority (Our Lady of Good Counsel
  High School Facility); Series 2005 A, IDR,
  6.00%, 05/01/35(a)                             1,000        1,075,080
=======================================================================
                                                              9,300,022
=======================================================================

MASSACHUSETTS-0.21%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B, RB,
  7.50%, 12/01/10(a)(c)(d)                         500          566,850
-----------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House,
  Inc.); Series 1999 A, Refunding RB, 6.88%,
  01/01/29(a)                                      500          517,060
=======================================================================
                                                              1,083,910
=======================================================================

MICHIGAN-3.61%

Chandler Park Academy; Series 2005, Michigan
  Public School Academy RB, 5.13%,
  11/01/30(a)                                    1,050        1,053,213
-----------------------------------------------------------------------
Detroit Community High School; Series 2005,
  Michigan Public School Academy RB,
  5.65%, 11/01/25(a)                             1,485        1,496,464
-----------------------------------------------------------------------
  5.75%, 11/01/30(a)                             1,000        1,010,400
-----------------------------------------------------------------------
Gaylord (City of) Hospital Finance Authority
  (Otsego Memorial Hospital Association);
  Series 2004, Refunding Limited Obligation
  RB, 6.50%, 01/01/31(a)                           700          735,070
-----------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System, Inc.);
  Series 1999, Refunding RB, 5.88%,
  10/01/16(a)                                      920          934,729
-----------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 A, RB, 5.75%, 07/01/25(a)                   500          537,260
-----------------------------------------------------------------------
Kentwood (City of) Economic Development Corp.
  (Holland Home Obligated Group); Series 2006
  A, Limited Obligation RB,
  5.38%, 11/15/36(a)                             1,500        1,565,715
-----------------------------------------------------------------------
  5.38%, 11/15/37(a)                             1,750        1,808,555
-----------------------------------------------------------------------
Mecosta (County of) General Hospital; Series
  1999, Refunding Unlimited Tax GO, 6.00%,
  05/15/18(a)                                      500          514,225
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Hospital Finance
  Authority (Presbyterian Village); Series
  2005, Refunding RB,
  4.88%, 11/15/16(a)                            $  685     $    695,200
-----------------------------------------------------------------------
  5.25%, 11/15/25(a)                               450          462,704
-----------------------------------------------------------------------
  5.50%, 11/15/35(a)                               750          780,022
-----------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (YMCA Service Learning Academy Project);
  Series 2001, Public School Academy
  Facilities Program RB,
  7.63%, 10/01/21(a)                               700          757,372
-----------------------------------------------------------------------
  7.75%, 10/01/31(a)                               500          540,995
-----------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Series 2001 C,
  Refunding Limited Obligation PCR, 5.45%,
  09/01/29(a)                                      500          527,155
-----------------------------------------------------------------------
Monroe (County of) Hospital Finance Authority
  (Mercy Memorial Hospital Corp. Obligated
  Group); Series 2006, Hospital Refunding RB,
  5.38%, 06/01/26(a)                               500          525,610
-----------------------------------------------------------------------
  5.50%, 06/01/35(a)                               500          526,035
-----------------------------------------------------------------------
Summit Academy North; Series 2005,
  Refunding Michigan Public School Academy
  RB,
  5.35%, 11/01/25(a)                               500          503,910
-----------------------------------------------------------------------
  5.50%, 11/01/30(a)                             2,500        2,529,700
-----------------------------------------------------------------------
Wenonah Park Properties, Inc. (Bay City
  Hotel); Series 2002, RB,
  7.88%, 04/01/22(a)                               500          424,780
-----------------------------------------------------------------------
  7.50%, 04/01/33(a)                             1,000          850,130
=======================================================================
                                                             18,779,244
=======================================================================

MINNESOTA-10.66%

Apple Valley (City of) Economic Development
  Authority (Evercare Senior Living LLC
  Projects); Series 2005 A, Health Care RB,
  6.13%, 06/01/35(a)                             2,240        2,275,459
-----------------------------------------------------------------------
Becker (City of) (Shepherd of Grace Project);
  Series 2006, Senior Housing RB,
  5.75%, 05/01/24(a)                               715          729,958
-----------------------------------------------------------------------
  5.88%, 05/01/29(a)                             1,000        1,025,360
-----------------------------------------------------------------------
  5.88%, 05/01/33(a)                             1,000        1,025,300
-----------------------------------------------------------------------
  5.88%, 05/01/41(a)                               740          757,938
-----------------------------------------------------------------------
  6.00%, 05/01/41(a)                             1,000        1,031,800
-----------------------------------------------------------------------
Carlton (City of) Health Care & Housing
  Facilities (Inter-Faith Care Center
  Project); Series 2006, Refunding RB, 5.70%,
  04/01/36(a)                                    1,500        1,530,780
-----------------------------------------------------------------------
Cloquet (City of) (HADC Cloquet LLC Project);
  Series 2005 A, Refunding Housing Facilities
  RB, 5.88%, 08/01/35(a)                           865          890,933
-----------------------------------------------------------------------
Cold Spring (City of) (Assumption Home,
  Inc.); Series 2005, Nursing Home & Senior
  Housing RB,
  5.50%, 03/01/25(a)                               425          436,641
-----------------------------------------------------------------------
  5.75%, 03/01/35(a)                               600          613,164
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MINNESOTA-(CONTINUED)

Duluth (City of) Economic Development
  Authority (Benedictine Health System-St.
  Mary's Duluth Clinic); Series 2004, Health
  Care Facilities RB, 5.25%, 02/15/33(a)        $  500     $    520,110
-----------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project); Series 2002 A,
  Health Care Facilities RB,
  6.63%, 12/01/22(a)                               250          271,038
-----------------------------------------------------------------------
  6.63%, 12/01/30(a)                               250          270,523
-----------------------------------------------------------------------
Eveleth (City of) (Manor House and Woodland
  Homes Project); Series 2006, Sr.
  MultiFamily Housing RB, 5.50%, 10/01/25(a)       510          512,621
-----------------------------------------------------------------------
Eveleth (City of) (Manor House Woodland);
  Series 2006, Sr. Housing MultiFamily RB,
  5.70%, 10/01/36(a)                             3,000        3,037,290
-----------------------------------------------------------------------
Fairmont (City of) (Goldfinch
  Estates-Governmental and Educational
  Assistance Corp. Project); Series 2002 A-1,
  Housing Facilities RB,
  7.25%, 04/01/22(a)                               915          976,387
-----------------------------------------------------------------------
  Series 2005 A, Housing Facilities RB,
  6.25%, 10/01/25(a)                             2,500        2,582,525
-----------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project);
  Series 2001, Health Care Facilities RB,
  7.40%, 04/01/11(a)(c)(d)                         250          282,543
-----------------------------------------------------------------------
  7.50%, 04/01/11(a)(c)(d)                         500          566,915
-----------------------------------------------------------------------
  Series 2005, Health Care Facilities RB,
  5.00%, 04/01/31(a)                             1,000        1,024,480
-----------------------------------------------------------------------
Inver Grove Heights (City of) (Presbyterian
  Homes Bloomington Care Center, Inc.
  Project); Series 2006, Refunding Nursing
  Home RB,
  5.50%, 10/01/33(a)                               510          518,900
-----------------------------------------------------------------------
  5.50%, 10/01/41(a)                               455          459,873
-----------------------------------------------------------------------
Maplewood (City of) (Volunteers of America
  Care Center Project); Series 2005 A, Health
  Care Facilities RB,
  5.00%, 10/01/13(a)                               775          776,573
-----------------------------------------------------------------------
  5.25%, 10/01/19(a)                             1,250        1,259,800
-----------------------------------------------------------------------
  5.38%, 10/01/24(a)                             2,500        2,528,225
-----------------------------------------------------------------------
Minneapolis (City of) (Grant Park Project);
  Series 2006, Tax Increment Allocation RB,
  5.35%, 02/01/30(a)                               300          302,625
-----------------------------------------------------------------------
Minneapolis (City of) (Shelter Care
  Foundation); Series 1999 A, Health Care
  Facilities RB, 6.00%, 04/01/10(a)                420          421,369
-----------------------------------------------------------------------
Minneapolis (City of) (Village at St. Anthony
  Falls Project); Series 2004, Refunding Tax
  Increment RB, 5.75%, 02/01/27(a)                 605          625,122
-----------------------------------------------------------------------
Moorehead (City of) (Sheyenne Crossing
  Project); Series 2006, Senior Housing RB,
  5.65%, 04/01/29(a)                             2,355        2,403,607
-----------------------------------------------------------------------
Northfield (City of) Housing and
  Redevelopment Authority (Northfield
  Retirement Project); Series 2006 A,
  Refunding RB, 5.38%, 12/01/36(a)               1,000          994,050
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Northwest Multi-County Housing &
  Redevelopment Authority (Pooled Housing
  Program); Series 2005 A, Refunding
  Governmental Housing RB,
  5.35%, 07/01/15(a)                            $   70     $     69,924
-----------------------------------------------------------------------
  6.20%, 07/01/30(a)                             2,000        2,038,660
-----------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project);
  Series 2004, Refunding Senior Housing RB,
  6.00%, 04/01/24(a)                             1,000        1,050,780
-----------------------------------------------------------------------
Oronoco (City of) (Wedum Shorewood Campus
  Project); Series 2006, Refunding
  MultiFamily Housing RB, 5.25%, 06/01/26(a)     1,000          992,170
-----------------------------------------------------------------------
Owatonna (City of) (Senior Living Project):
  Series 2006 A, Senior Housing RB, 5.80%,
  10/01/29(a)                                      800          817,144
-----------------------------------------------------------------------
Park Rapids (City of) (CDL Homes LLC
  Project); Series 2006, Housing & Health
  Facilities RB,
  5.25%, 08/01/26(a)                               140          141,007
-----------------------------------------------------------------------
  5.40%, 08/01/36(a)                               650          657,793
-----------------------------------------------------------------------
Park Rapids (City of) (Mankato Lutheran
  Homes, Inc. Project); Series 2006, Health
  Facilities RB, 5.60%, 08/01/36(a)                530          536,885
-----------------------------------------------------------------------
Pine City (City of) (Lakes International
  Language Academy Project); Series 2006 A,
  Lease RB,
  6.00%, 05/01/26(a)                               480          489,562
-----------------------------------------------------------------------
  6.25%, 05/01/35(a)                               550          561,225
-----------------------------------------------------------------------
Ramsey (City of) (Pact Charter School
  Project); Series 2004 A, Lease RB,
  6.50%, 12/01/22(a)                               925          992,553
-----------------------------------------------------------------------
  6.75%, 12/01/33(a)                               150          161,844
-----------------------------------------------------------------------
Rochester (City of) (Mayo Clinic); Series
  2006, Health Care Facilities RB, 5.00%,
  11/15/36(a)                                    2,760        2,885,221
-----------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project); Series 2003 A, Health Care &
  Housing RB,
  5.38%, 08/01/12(a)                               165          167,569
-----------------------------------------------------------------------
  5.50%, 08/01/13(a)                               195          198,126
-----------------------------------------------------------------------
  6.25%, 08/01/19(a)                             1,100        1,141,668
-----------------------------------------------------------------------
Roseau (City of) (Oak Crest Project); Series
  2006, Senior Housing RB, 5.50%, 11/01/42(a)    2,005        2,016,007
-----------------------------------------------------------------------
Shakopee (City of) (St. Francis Regional
  Medical Center); Series 2004, Health Care
  Facilities RB, 5.25%, 09/01/34(a)                500          523,705
-----------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Series 2002, Multi-Family Housing
  RB,
  7.00%, 10/01/23(a)(f)                            495          515,651
-----------------------------------------------------------------------
  7.45%, 10/01/32(a)(f)                            155          164,205
-----------------------------------------------------------------------
St. Louis Park (City of) (Roitenberg Family
  Assisted Living Residence Project); Series
  2006, Refunding RB, 5.63%, 08/15/33(a)         1,630        1,657,270
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Series 2001 A, Lease RB, 7.38%,
  12/01/10(a)(c)(d)                             $  900     $  1,024,011
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Hmong Academy Project); Series
  2006 A, Lease RB,
  5.75%, 09/01/26(a)                               300          309,783
-----------------------------------------------------------------------
  6.00%, 09/01/36(a)                               390          403,732
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (New Spirit Charter School);
  Series 2002 A, Lease RB, 7.50%, 12/01/31(a)      890          939,404
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority; Series 2005, Refunding Lease RB,
  6.50%, 01/01/22(a)(g)(h)                       1,620          713,950
-----------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
  Kellogg Project); Series 1999 2, Hotel
  Facility RB, 7.38%, 08/01/08(a)(c)(d)          1,225        1,318,320
-----------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food
  Sciences); Series 2004 A, Lease RB,
  6.38%, 12/01/24(a)                               900          921,411
-----------------------------------------------------------------------
  6.60%, 12/01/34(a)                               275          280,976
-----------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy
  Project); Series 2002 A, Refunding Lease
  RB,
  7.38%, 12/01/24(a)                               250          271,813
-----------------------------------------------------------------------
  7.50%, 12/01/31(a)                               750          814,597
=======================================================================
                                                             55,428,875
=======================================================================

MISSOURI-4.47%

370/Missouri Bottom Road/Tussing Road
  Transportation Development District; Series
  2002, RB,
  7.00%, 05/01/22(a)                               750          832,605
-----------------------------------------------------------------------
  7.20%, 05/01/33(a)                               500          556,445
-----------------------------------------------------------------------
Belton (City of) (Belton Town Centre
  Project); Series 2006, Tax Increment RB,
  5.00%, 03/01/10(a)                                50           50,437
-----------------------------------------------------------------------
  5.00%, 03/01/11(a)                               155          156,779
-----------------------------------------------------------------------
  5.00%, 03/01/12(a)                               125          126,543
-----------------------------------------------------------------------
  5.00%, 03/01/14(a)                               175          175,653
-----------------------------------------------------------------------
  5.13%, 03/01/15(a)                               125          125,439
-----------------------------------------------------------------------
  5.25%, 03/01/16(a)                               100          100,953
-----------------------------------------------------------------------
  5.50%, 03/01/20(a)                               250          254,305
-----------------------------------------------------------------------
  5.63%, 03/01/25(a)                               600          611,340
-----------------------------------------------------------------------
Branson (City of) Industrial Development
  Authority (Branson Landing-Retail Project);
  Series 2005, Limited Obligation Tax
  Increment RB, 5.25%, 06/01/21(a)               1,500        1,525,290
-----------------------------------------------------------------------
Chillicothe (City of) (South U.S. 65
  Project); Series 2006, Tax Increment RB,
  5.50%, 04/01/21(a)                             1,000        1,028,950
-----------------------------------------------------------------------
  5.63%, 04/01/24(a)                             1,100        1,136,069
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
MISSOURI-(CONTINUED)

Des Peres (City of) (West County Center
  Project); Series 2002 A, Refunding Tax
  Increment RB, 5.75%, 04/15/20(a)              $1,000     $  1,028,330
-----------------------------------------------------------------------
Desloge (City of) (U.S. Highway 67/State
  Street Redevelopment Project); Series 2005,
  Refunding Tax Increment RB, 5.20%,
  04/15/20(a)                                      845          852,605
-----------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Series 2001 A, Refunding & Improvement Tax
  Increment RB, 7.00%, 10/01/11(a)(c)(d)         1,015        1,161,048
-----------------------------------------------------------------------
Grandview (City of) Industrial Development
  Authority (Grandview Crossing Project 1);
  Series 2006, Tax Increment IDR, 5.75%,
  12/01/28(a)                                    1,250        1,285,525
-----------------------------------------------------------------------
Grindstone Plaza Transportation Development
  District; Series 2006 A, Transportation
  Sales Tax RB,
  5.50%, 10/01/31(a)                               350          356,349
-----------------------------------------------------------------------
  5.55%, 10/01/31(a)                               500          507,780
-----------------------------------------------------------------------
Hanley Road & North of Folk Ave.
  Transportation District; Series 2005,
  Transportation Sales Tax RB,
  5.00%, 10/01/25(a)                               860          874,887
-----------------------------------------------------------------------
  5.40%, 10/01/31(a)                               750          765,180
-----------------------------------------------------------------------
Kansas City (City of) Industrial Development
  Authority (The Bishop Spencer Place, Inc.);
  Series 2004 A, First Mortgage Health Care
  Facilities IDR, 6.25%, 01/01/24(a)               500          527,875
-----------------------------------------------------------------------
Maplewood (City of) (Maplewood South
  Redevelopment Area); Series 2005,
  Refunding Tax Increment RB,
  5.20%, 11/01/22(a)                               500          510,435
-----------------------------------------------------------------------
  5.75%, 11/01/26(a)                             1,350        1,395,562
-----------------------------------------------------------------------
Raymore (City of); Series 2005, Tax Increment
  RB,
  5.38%, 03/01/20(a)                               500          507,055
-----------------------------------------------------------------------
  5.63%, 03/01/28(a)                             1,250        1,271,887
-----------------------------------------------------------------------
Richmond Heights (City of) (Francis Place
  Redevelopment Project); Series 2005,
  Refunding & Improvement Tax Increment &
  Transportation Sales Tax RB, 5.63%,
  11/01/25(a)                                      750          762,210
-----------------------------------------------------------------------
St. Joseph (City of) Industrial Development
  Authority (The Shoppes at North Village
  Project);
  Series 2005 A, Tax Increment IDR,
  5.25%, 11/01/13(a)                               500          511,565
-----------------------------------------------------------------------
  5.38%, 11/01/24(a)                               500          508,065
-----------------------------------------------------------------------
  5.50%, 11/01/27(a)                               750          769,350
-----------------------------------------------------------------------
  Series 2005 B, Tax Increment IDR,
  5.38%, 11/01/23(a)                               500          508,695
-----------------------------------------------------------------------
  Tax Increment RB,
  5.50%, 11/01/27(a)                             1,000        1,025,800
-----------------------------------------------------------------------
St. Louis Industrial Development Authority
  (Confluence Academy Project); Series 2007
  A, IDR, 5.35%, 06/15/32(a)                       750          758,452
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

MISSOURI-(CONTINUED)

Strother Interchange Transportation
  Development District (District Road
  Improvement Project); Series 2006, RB,
  5.00%, 05/01/24(a)                            $  675     $    682,587
=======================================================================
                                                             23,252,050
=======================================================================

MONTANA-0.15%

Montana (State of) Facility Finance Authority
  (St. Johns Lutheran); Series 2006 A, Senior
  Living RB, 6.13%, 05/15/36(a)                    750          786,458
=======================================================================

NEVADA-0.33%

Las Vegas Valley Water District; Series 2003
  A, Refunding & Water Improvement Limited
  Tax GO, (INS-Financial Guaranty Insurance
  Co.) 5.00%, 06/01/32(a)(b)                     1,150        1,198,196
-----------------------------------------------------------------------
University and Community College System of
  Nevada; Series 2002 A, Universities RB,
  (INS-Financial Guaranty Insurance Co.)
  5.40%, 07/01/31(a)(b)                            500          527,825
=======================================================================
                                                              1,726,021
=======================================================================

NEW HAMPSHIRE-0.52%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A, RB, 6.88%, 10/01/19(a)          1,050        1,109,629
-----------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (The Huntington at
  Nashua); Series 2003 A, RB,
  6.88%, 05/01/23(a)                               750          806,288
-----------------------------------------------------------------------
  6.88%, 05/01/33(a)                               750          802,920
=======================================================================
                                                              2,718,837
=======================================================================

NEW JERSEY-2.40%

New Jersey (State of) Economic Development
  Authority (Arbor); Series 1998 A, Senior
  Mortgage RB, 5.88%, 05/15/16(a)                  120          123,912
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Cedar Crest Village, Inc.
  Facility); Series 2001 A, Retirement
  Community RB, 7.25%, 11/15/11(a)(c)(d)           500          575,900
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Series 1999, Special Facility RB,
  6.25%, 09/15/29(a)(f)                          1,000        1,034,570
-----------------------------------------------------------------------
  Series 2000, Special Facility RB,
  7.00%, 11/15/30(a)(f)                            565          605,753
-----------------------------------------------------------------------
  7.20%, 11/15/30(a)(f)                            425          458,435
-----------------------------------------------------------------------
  Series 2003, Special Facility RB,
  9.00%, 06/01/33(a)(f)                            500          611,665
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Lions Gate Project); Series 2005
  A,
  First Mortgage RB,
  5.00%, 01/01/15(a)                               825          841,401
-----------------------------------------------------------------------
  5.75%, 01/01/25(a)                               710          738,727
-----------------------------------------------------------------------
  5.88%, 01/01/37(a)                             1,360        1,425,171
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
NEW JERSEY-(CONTINUED)

New Jersey (State of) Economic Development
  Authority (Seashore Gardens Living Center
  Project); Series 2001, First Mortgage RB,
  8.00%, 04/01/11(a)(c)(d)                      $  500     $    580,725
-----------------------------------------------------------------------
  8.00%, 04/01/11(a)(c)(d)                         800          929,160
-----------------------------------------------------------------------
  Series 2006, First Mortgage RB,
  5.30%, 11/01/26(a)                             1,100        1,116,632
-----------------------------------------------------------------------
  5.38%, 11/01/36(a)                               700          713,356
-----------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994, RB,
  7.25%, 07/01/14(a)                                50           51,583
-----------------------------------------------------------------------
  7.25%, 07/01/27(a)                             1,750        1,805,387
-----------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Series 2005 B,
  Transportation System RB, (INS-Ambac
  Assurance Corp.) 5.25%, 12/15/23(a)(b)           750          851,542
=======================================================================
                                                             12,463,919
-----------------------------------------------------------------------

NEW MEXICO-0.30%

Mariposa East Public Improvement District;
  Series 2006, Unlimited Tax GO,
  5.75%, 09/01/21(a)                               500          520,440
-----------------------------------------------------------------------
  6.00%, 09/01/32(a)                             1,000        1,044,920
=======================================================================
                                                              1,565,360
=======================================================================

NEW YORK-4.25%

East Rochester (Village of) Housing Authority
  (Woodland Village Project); Series 2006,
  Refunding Senior Living RB, 5.50%,
  08/01/33(a)                                    1,700        1,752,700
-----------------------------------------------------------------------
Erie (County of) Industrial Development
  Agency (Orchard Park CCRC, Inc. Project);
  Series 2006 A, IDR,
  6.00%, 11/15/26(a)                             1,100        1,180,542
-----------------------------------------------------------------------
  6.00%, 11/15/36(a)                             2,000        2,138,580
-----------------------------------------------------------------------
Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Series
  2000, Civic Facility IDR, 8.55%,
  11/15/10(a)(c)(d)                              1,000        1,176,520
-----------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mount Sinai NYU Health Obligated Group);
  Series 2000, RB, 5.50%, 07/01/26(a)              500          511,830
-----------------------------------------------------------------------
New York City (City of) Industrial
  Development Agency (Liberty-7 World Trade
  Center); Series 2005 A, IDR, 6.25%,
  03/01/15(a)                                    3,000        3,185,760
-----------------------------------------------------------------------
New York Liberty Development Corp. (Goldman
  Sachs Headquarters Issue); Series 2005, RB,
  5.25%, 10/01/35(a)                             5,000        5,721,950
-----------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Series 1998, Refunding Solid Waste Disposal
  Facility IDR, 7.00%, 11/01/30(a)(f)            2,000        2,087,140
-----------------------------------------------------------------------
Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Series 2001 C, Civic Facility
  IDR, 7.00%, 08/01/31(a)                          550          585,909
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

NEW YORK-(CONTINUED)

Suffolk (County of) Industrial Development
  Agency (Jefferson's Ferry Project); Series
  2006, Refunding Continuing Care Retirement
  Community IDR, 5.00%, 11/01/28(a)             $1,000     $  1,022,880
-----------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High-Voltage Electronics
  Corp. Facility); Series 1997 A, IDR, 6.38%,
  12/01/17(a)(f)                                   340          343,859
-----------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home of Central New York,
  Inc.); Series 2001 A, First Mortgage IDR,
  7.38%, 03/01/21(a)                               350          375,683
-----------------------------------------------------------------------
  7.38%, 03/01/31(a)                               500          535,050
-----------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Series 2000 A, Continuing
  Care Retirement IDR,
  7.00%, 07/01/21(a)                               600          641,094
-----------------------------------------------------------------------
  7.38%, 07/01/30(a)                               500          537,465
-----------------------------------------------------------------------
Westchester Tobacco Asset Securitization
  Corp.; Series 2005, Tobacco Settlement
  Asset-Backed RB, 5.00%, 06/01/26(a)              300          306,837
=======================================================================
                                                             22,103,799
=======================================================================

NORTH CAROLINA-0.92%

North Carolina (State of) Medical Care
  Commission (Arbor Acres United Methodist
  Retirement Community, Inc. Project); Series
  2002, First Mortgage Health Care Facilities
  RB, 6.38%, 03/01/12(a)(c)(d)                     500          555,820
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); Series
  2002, First Mortgage Retirement Facilities
  RB, 6.38%, 09/01/32(a)                           250          266,435
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pennybyrn at Maryfield
  Project); Series 2005 A, First Mortgage
  Health Care Facilities RB, 6.13%,
  10/01/35(a)                                    1,300        1,380,873
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Presbyterian); Series 2006 B,
  Refunding First Mortgage Retirement
  Facilities RB, 5.20%, 10/01/21(a)              1,500        1,546,050
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (The Presbyterian Homes
  Obligated Group); Series 2006, First
  Mortgage Health Care Facilities RB, 5.60%,
  10/01/36(a)                                    1,000        1,048,800
=======================================================================
                                                              4,797,978
=======================================================================

NORTH DAKOTA-0.58%

Burleigh (County of) (Slope Lutheran Care
  Center) Series 2006, Refunding IDR, 5.38%,
  11/01/28(a)                                      750          762,338
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
NORTH DAKOTA-(CONTINUED)

Grand Forks (City of) (4000 Valley Square
  Project); Series 1997, Special Term Senior
  Housing RB,
  6.38%, 12/01/07(a)(c)(d)                      $  710     $    720,387
-----------------------------------------------------------------------
  Series 2006, Refunding Senior Housing RB,
  5.13%, 12/01/21(a)                               500          503,095
-----------------------------------------------------------------------
  5.30%, 12/01/34(a)                             1,005        1,015,502
=======================================================================
                                                              3,001,322
=======================================================================

OHIO-2.94%

Adams (County of) (Adams County Hospital
  Project); Series 2005, Hospital Facilities
  Improvement RB,
  5.00%, 09/01/07(a)                               340          339,874
-----------------------------------------------------------------------
  5.25%, 09/01/08(a)                               355          355,032
-----------------------------------------------------------------------
  5.50%, 09/01/09(a)                               375          375,712
-----------------------------------------------------------------------
  5.75%, 09/01/10(a)                               395          396,726
-----------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority (St. Clarence-Governmental and
  Educational Assistance Corp., LLC Project);
  Series 2006 A, Senior Housing RB,
  6.00%, 05/01/21(a)                             1,000        1,031,320
-----------------------------------------------------------------------
  6.13%, 05/01/26(a)                               700          723,688
-----------------------------------------------------------------------
  6.25%, 05/01/38(a)                             2,710        2,831,842
-----------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority; Series 2001, Special Assessment
  Tax Increment RB, 7.35%, 12/01/31(a)           1,000        1,102,920
-----------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc. Project);
  Series 2000, Hospital Facilities RB, 7.50%,
  01/01/30(a)                                      750          831,007
-----------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Retirement Services);
  Series 2001 A, Health Care Facilities RB,
  7.13%, 07/01/11(a)(c)(d)                         500          570,895
-----------------------------------------------------------------------
  Series 2005 A, Health Care Facilities
  Improvement RB,
  5.00%, 07/01/26(a)                               350          359,247
-----------------------------------------------------------------------
  5.13%, 07/01/35(a)                             1,250        1,286,725
-----------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Series 2000 A, Refunding &
  Improvement Health Care Facilities RB,
  6.50%, 08/15/20(a)                               500          535,325
-----------------------------------------------------------------------
  6.55%, 08/15/24(a)                               500          535,615
-----------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Series 1998, Refunding Hospital
  Improvement RB, 6.25%, 08/01/08(a)(c)(d)         590          600,998
-----------------------------------------------------------------------
Norwood (City of) (Cornerstone at Norwood
  Project); Series 2006, Tax Increment
  Financing RB,
  5.25%, 12/01/15(a)                             1,080        1,080,292
-----------------------------------------------------------------------
  5.75%, 12/01/20(a)                             1,300        1,322,178
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

OHIO-(CONTINUED)

Toledo (City of) & Lucas (County of) Port
  Authority (St. Mary Woods Project); Series
  2004 A, RB,
  6.00%, 05/15/24(a)                            $  500     $    511,365
-----------------------------------------------------------------------
  6.00%, 05/15/34(a)                               500          507,650
=======================================================================
                                                             15,298,411
=======================================================================

OKLAHOMA-1.45%

Oklahoma (County of) Finance Authority
  (Epworth Villa Project); Series 2005 A,
  Refunding RB,
  5.00%, 04/01/15(a)                             1,025        1,011,255
-----------------------------------------------------------------------
  5.70%, 04/01/25(a)                             2,500        2,586,425
-----------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD
  RB, (CEP-Federal National Mortgage
  Association) 3.63%, 07/15/30(i)(j)             3,255        3,255,000
-----------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Comanche County Hospital
  Project); Series 2002 B, RB, 6.60%,
  07/01/31(a)                                      625          686,250
=======================================================================
                                                              7,538,930
=======================================================================

OREGON-0.67%

Clackamas (County of) Hospital Facility
  Authority (Gross-Willamette Falls Project);
  Series 2005, Refunding RB, 5.13%,
  04/01/26(a)                                    1,000        1,008,150
-----------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Oregon Baptist Retirement Homes); Series
  1996, RB, 8.00%, 11/15/26(a)                     735          744,614
-----------------------------------------------------------------------
Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003, RB, 7.00%, 12/01/21(a)                   1,555        1,731,228
=======================================================================
                                                              3,483,992
=======================================================================

PENNSYLVANIA-5.09%

Allegheny (County of) Hospital Development
  Authority (Villa Saint Joseph of Baden);
  Series 1998, Health Care Facilities RB,
  6.00%, 08/15/28(a)                               500          504,965
-----------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Propel Schools-Homestead
  Project); Series 2004 A, Charter School
  IDR, 7.00%, 12/15/15(a)                          780          835,676
-----------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A, IDR,
  6.90%, 01/01/22(a)                               500          525,250
-----------------------------------------------------------------------
  7.00%, 01/01/34(a)                               500          525,245
-----------------------------------------------------------------------
Bucks (County of) Industrial Development
  Authority (Ann's Choice, Inc. Facility),
  Series 2005 A, Retirement Community IDR,
  5.90%, 01/01/27(a)                             1,000        1,029,880
-----------------------------------------------------------------------
  6.25%, 01/01/35(a)                             1,000        1,063,070
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Chartiers Valley Industrial & Commercial
  Development Authority (Asbury Health
  Center); Series 1999, Refunding First
  Mortgage IDR,
  6.38%, 12/01/19(a)                            $1,000     $  1,041,170
-----------------------------------------------------------------------
  Series 2006, Refunding First Mortgage IDR,
  5.13%, 12/01/12(a)                               500          500,135
-----------------------------------------------------------------------
  5.25%, 12/01/13(a)                               500          503,485
-----------------------------------------------------------------------
  5.25%, 12/01/15(a)                               260          261,635
-----------------------------------------------------------------------
  5.38%, 12/01/16(a)                               500          506,280
-----------------------------------------------------------------------
  5.75%, 12/01/22(a)                               935          972,176
-----------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Series 1999, Senior Living Facilities RB,
  6.25%, 08/15/29(a)                               750          772,845
-----------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.); Series
  2002 A,
  Retirement Community RB,
  6.00%, 01/01/08(a)(c)(d)                         705          716,590
-----------------------------------------------------------------------
  7.13%, 01/01/13(a)(c)(d)                         700          813,022
-----------------------------------------------------------------------
Fulton (County of) Industrial Development
  Authority (The Fulton County Medical Center
  Project); Series 2006, Hospital IDR, 5.88%,
  07/01/31(a)                                    1,500        1,556,190
-----------------------------------------------------------------------
Harrisburg (City of) Authority (Harrisburg
  University of Science); Series 2007 A, RB,
  5.40%, 09/01/16(a)                             1,000        1,021,050
-----------------------------------------------------------------------
  Series 2007 B, RB,
  6.00%, 09/01/36(a)                             1,225        1,276,475
-----------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Saint Anne's Home); Series 1999, Health
  Center RB, 6.63%, 04/01/28(a)                    500          516,045
-----------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A, IDR,
  7.60%, 05/01/10(a)(c)(d)                         250          280,293
-----------------------------------------------------------------------
  7.63%, 05/01/10(a)(c)(d)                         500          560,950
-----------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Senior
  Care Obligated Group); Series 2001 B,
  Senior Health & Housing Facilities IDR,
  7.50%, 11/15/31(a)                             1,000        1,080,610
-----------------------------------------------------------------------
Lebanon (County of) Health Facilities
  Authority (Pleasant View Retirement);
  Series 2005 A, Health Center RB, 5.30%,
  12/15/26(a)                                    1,000        1,021,930
-----------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); Series
  2001, First Mortgage RB,
  7.63%, 11/01/21(a)                               250          276,435
-----------------------------------------------------------------------
  7.75%, 11/01/33(a)                               750          829,740
-----------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A, RB, 7.38%,
  12/01/09(a)(c)(d)                              1,340        1,477,256
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999, RB,
  6.63%, 07/01/19(a)(g)(h)                      $1,250     $     37,500
-----------------------------------------------------------------------
  6.75%, 07/01/29(a)(g)(h)                         460           13,800
-----------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Whitemarsh Continuing Care
  Retirement Community Project); Series 2005,
  Mortgage IDR, 6.25%, 02/01/35(a)               1,000        1,060,190
-----------------------------------------------------------------------
North Penn (Region of) Health, Hospital &
  Education Authority (Maple Village
  Project); Series 2000 A, Hospital RB,
  8.00%, 04/01/10(a)(c)(d)                         300          334,851
-----------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Northwestern Human
  Services, Inc. Project); Series 1998 A, RB,
  5.25%, 06/01/14(a)                             1,000        1,001,270
-----------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association,
  Inc. Project at California University of
  Pennsylvania); Series 2000 A, Student
  Housing RB,
  6.75%, 09/01/20(a)                               500          542,755
-----------------------------------------------------------------------
  6.75%, 09/01/32(a)                               320          346,515
-----------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A, IDR, 6.88%, 04/01/34(a)           500          556,350
-----------------------------------------------------------------------
Westmoreland (County of) Industrial
  Development Authority (Redstone
  Presbyterian Senior Care Obligated Group);
  Series 2005 A, IDR,
  5.25%, 01/01/13(a)                               500          509,645
-----------------------------------------------------------------------
  5.75%, 01/01/26(a)                             1,000        1,055,460
-----------------------------------------------------------------------
  5.88%, 01/01/32(a)                               500          529,935
=======================================================================
                                                             26,456,669
=======================================================================

RHODE ISLAND-0.05%

Tobacco Settlement Financing Corp.; Series
  2002 A, Asset-Backed RB, 6.13%, 06/01/32(a)      240          256,620
=======================================================================

SOUTH CAROLINA-1.55%

South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Series 2003 A, Refunding
  Hospital Facilities RB, 6.13%, 08/01/23(a)     1,500        1,624,185
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Series 2000 A, Hospital
  Facilities Improvement RB, 7.38%,
  12/15/10(a)(c)(d)                                800          913,432
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (South Carolina
  Episcopal Home at Still Hopes Project);
  Series 2004 A, Residential Care Facilities
  RB,
  6.25%, 05/15/25(a)                               750          778,425
-----------------------------------------------------------------------
  6.38%, 05/15/32(a)                             1,250        1,321,575
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Wesley Commons
  Project); Series 2000, First Mortgage
  Health Facilities RB,
  7.75%, 10/01/10(a)(c)(d)                      $  700     $    804,279
-----------------------------------------------------------------------
  8.00%, 10/01/10(a)(c)(d)                         300          346,917
-----------------------------------------------------------------------
  Series 2006, First Mortgage Health
  Facilities RB,
  5.13%, 10/01/26(a)                             1,000        1,013,140
-----------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Series 2001 B, Tobacco
  Settlement RB, 6.38%, 05/15/28(a)              1,170        1,254,392
=======================================================================
                                                              8,056,345
=======================================================================

SOUTH DAKOTA-0.41%

South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community);
  Series 2003, RB,
  5.65%, 09/01/23(a)                               500          529,020
-----------------------------------------------------------------------
  Series 2006, RB,
  5.00%, 09/01/25(a)                               750          769,095
-----------------------------------------------------------------------
  5.00%, 09/01/31(a)                               830          849,563
=======================================================================
                                                              2,147,678
=======================================================================

TENNESSEE-0.77%

Harpeth Valley Utilities District of Davidson
  and Williamson Counties Series 2004,
  Utilities Improvement RB, (INS-MBIA
  Insurance Corp.) 5.00%, 09/01/34(a)(b)         1,000        1,051,090
-----------------------------------------------------------------------
Johnson City (City of) Health & Educational
  Facilities Board (Appalachian Christian
  Village Project); Series 2004 A, Retirement
  Facilities RB,
  6.00%, 02/15/24(a)                               500          506,580
-----------------------------------------------------------------------
  6.25%, 02/15/32(a)                               350          367,689
-----------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Trezevant Manor
  Project); Series 2006 A, RB,
  5.63%, 09/01/26(a)                             1,000        1,028,510
-----------------------------------------------------------------------
  5.75%, 09/01/37(a)                             1,000        1,028,500
=======================================================================
                                                              3,982,369
=======================================================================

TEXAS-6.65%

Abilene (City of) Health Facilities
  Development Corp. (Sears Methodist
  Retirement System Obligated Group Report);
  Series 2003 A, Retirement Facility RB,
  7.00%, 11/15/33(a)                             1,000        1,108,250
-----------------------------------------------------------------------
Alliance Airport Authority (American Airlines
  Inc. Project); Series 2007, Refunding RB,
  5.25%, 12/01/29(a)(f)                            750          729,413
-----------------------------------------------------------------------
Atlanta (City of) Hospital Authority; Series
  1999, Hospital Facility RB, 6.70%,
  08/01/19(a)                                      500          523,070
-----------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Army Retirement
  Residence Project); Series 2002, RB, 6.30%,
  07/01/12(a)(c)(d)                                500          564,245
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

TEXAS-(CONTINUED)

Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing); Series 2002
  A-1, Sr. Multi-Family Housing RB, 6.85%,
  12/01/23(a)                                   $  750     $    811,035
-----------------------------------------------------------------------
Board of Regents of the University of Texas
  System; Series 2001 C, Financing System RB,
  5.00%, 08/15/11(a)(c)(d)                       1,000        1,053,550
-----------------------------------------------------------------------
  Series 2003 B, Financing System RB,
  5.00%, 08/15/33(a)                             1,500        1,562,085
-----------------------------------------------------------------------
Comal (County of) Health Facilities
  Development Corp. (McKenna Memorial
  Hospital Project); Series 2002 A,
  Healthcare System RB, 6.25%, 02/01/32(a)       1,000        1,098,170
-----------------------------------------------------------------------
Corpus Christi (Port of) Industrial
  Development Corp. (Valero); Series 1997 C,
  Refunding IDR, 5.40%, 04/01/18(a)                605          624,130
-----------------------------------------------------------------------
Dallas-Fort Worth International Airport
  Facility Improvement Corp.; Series 2000
  A-3, Refunding RB, 9.13%, 05/01/29(a)(f)         500          628,445
-----------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise
  Regional Health System); Series 2004 A,
  Hospital RB,
  5.63%, 09/01/13(a)                             1,735        1,774,055
-----------------------------------------------------------------------
  7.00%, 09/01/25(a)                               825          906,881
-----------------------------------------------------------------------
  7.13%, 09/01/34(a)                               905          997,310
-----------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero
  Energy Corp. Project); Series 2001, RB,
  6.65%, 04/01/32(a)(f)                            900          978,885
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Series 2001 A, Hospital RB, 6.38%,
  06/01/11(a)(c)(d)                                500          555,785
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Saint Luke's Episcopal
  Hospital); Series 2001 A, RB, 5.63%,
  08/15/11(a)(c)(d)                                750          808,275
-----------------------------------------------------------------------
Harris (County of); Series 2002, Refunding
  Limited Tax GO, 5.13%, 08/15/12(a)(c)(d)         370          395,423
-----------------------------------------------------------------------
HFDC of Central Texas, Inc. (Villa de San
  Antonio Project); Series 2004 A, RB, 6.00%,
  05/15/25(a)                                      500          510,230
-----------------------------------------------------------------------
HFDC of Central Texas, Inc.; Series 2006 A,
  Retirement Facilities RB,
  5.63%, 11/01/26(a)                               750          777,622
-----------------------------------------------------------------------
  5.50%, 11/01/31(a)                               500          505,825
-----------------------------------------------------------------------
  5.75%, 11/01/36(a)                             1,000        1,038,530
-----------------------------------------------------------------------
Hidalgo (County of) Health Services Corp.
  (Mission Hospital, Inc. Project); Series
  2005, Hospital RB,
  5.00%, 08/15/15(a)                               500          512,220
-----------------------------------------------------------------------
  5.00%, 08/15/19(a)                               700          712,978
-----------------------------------------------------------------------
Houston (City of) (Continental Airlines, Inc.
  Terminal E Project); Series 2001 E, Airport
  System Special Facilities RB, 6.75%,
  07/01/29(a)(f)                                   500          535,765
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Health Facilities
  Development Corp. (Buckingham Senior Living
  Community); Series 2004 A, Retirement
  Facilities RB,
  7.00%, 02/15/23(a)                            $  300     $    335,544
-----------------------------------------------------------------------
  7.00%, 02/15/26(a)                               750          837,015
-----------------------------------------------------------------------
  7.13%, 02/15/34(a)                               450          503,132
-----------------------------------------------------------------------
Meadow Parc Development, Inc. (Meadow Parc
  Apartments Project); Series 1998,
  Multi-Family Housing RB, 6.50%, 12/01/30(a)    1,200        1,220,592
-----------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp. (Christian Care Centers,
  Inc. Project); Series 2005, RB, 5.63%,
  02/15/35(a)                                    1,000        1,054,650
-----------------------------------------------------------------------
Midlothian Development Authority; Series
  1999,
  Tax Increment Contract RB,
  6.70%, 11/15/07(a)(c)(d)                         700          725,144
-----------------------------------------------------------------------
  Series 2001, Tax Increment Contract RB,
  7.88%, 05/15/11(a)(c)(d)                       1,000        1,161,060
-----------------------------------------------------------------------
  Series 2004, Tax Increment Contract RB,
  6.20%, 11/15/29 (Acquired 12/02/04; Cost
  $1,000,000)(a)(e)                              1,000        1,071,330
-----------------------------------------------------------------------
Tarrant (County of) Cultural Education
  Facilities Finance Corp. (Northwest Senior
  Housing Corp.-Edgemere Project); Series
  2006 A,
  Retirement Facility RB,
  6.00%, 11/15/26(a)                               700          755,139
-----------------------------------------------------------------------
  6.00%, 11/15/36(a)                             2,000        2,144,560
-----------------------------------------------------------------------
Texas (State of) Public Finance Authority
  (School Excellence Education Project);
  Series 2004 A, Charter School Finance Corp.
  RB, 7.00%, 12/01/34 (Acquired 12/02/04;
  Cost $987,580)(a)(e)                           1,000        1,106,230
-----------------------------------------------------------------------
Travis (County of) Health Facilities
  Development Corp. (Querencia Barton Creek
  Project); Series 2005, Retirement
  Facilities RB,
  5.50%, 11/15/25(a)                             1,650        1,688,544
-----------------------------------------------------------------------
  5.65%, 11/15/35(a)                             1,250        1,287,737
-----------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Series 1999,
  Multi-Family Housing RB, 7.50%, 12/01/29(a)    1,000          991,780
=======================================================================
                                                             34,594,634
=======================================================================

UTAH-0.53%

Provo (City of) (Freedom Academy Foundation);
  Series 2007, Charter School RB, 5.50%,
  06/15/37(a)                                    1,450        1,449,869
-----------------------------------------------------------------------
Spanish Fork (City of) (American Leadership
  Academy); Series 2006, Charter School RB,
  5.70%, 11/15/36(a)                             1,250        1,289,988
=======================================================================
                                                              2,739,857
=======================================================================

VIRGINIA-2.73%

Chesterfield (County of) Health Center
  Commission (Lucy Corr Village); Series
  2005, Refunding Mortgage RB, 5.38%,
  12/01/28(a)                                    2,250        2,276,235
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes); Series 2002 A, Refunding
  Residential Care Facility RB, 6.50%,
  06/01/22(a)                                   $  750     $    803,445
-----------------------------------------------------------------------
James City (County of) Economic Development
  Authority (Williamsburg Lodging); Series
  2005 A, First Mortgage Residential Care
  Facilities RB, 5.50%, 09/01/34(a)                750          778,665
-----------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Series 2002 A,
  Residential Care Facility Mortgage IDR,
  6.25%, 01/01/28(a)                               500          517,980
-----------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority
  (Fort Norfolk Retirement Community, Inc.-
  Harbor's Edge Project); Series 2004 A,
  First Mortgage Retirement Community RB,
  6.00%, 01/01/25(a)                               500          527,140
-----------------------------------------------------------------------
  6.13%, 01/01/35(a)                             1,100        1,161,061
-----------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist
  Homes); Series 2003 A,
  Residential Care Facility RB,
  7.38%, 12/01/13(a)(c)(d)                         500          604,250
-----------------------------------------------------------------------
  Series 2006 C,
  Refunding Residential Care Facility RB,
  5.38%, 12/01/26(a)                             1,000        1,037,720
-----------------------------------------------------------------------
  5.40%, 12/01/33(a)                             1,000        1,036,510
-----------------------------------------------------------------------
The Farms of New Kent Community Development
  Authority;
  Series 2006 A,
  Special Assessment RB,
  5.13%, 03/01/36(a)                             1,500        1,520,070
-----------------------------------------------------------------------
  Series 2006 B,
  Special Assessment RB,
  5.45%, 03/01/36(a)                             1,000        1,011,330
-----------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Series
  2005,
  Asset-Backed RB,
  5.50%, 06/01/26(a)                               500          530,640
-----------------------------------------------------------------------
  5.63%, 06/01/37(a)                             2,250        2,394,225
=======================================================================
                                                             14,199,271
=======================================================================

WASHINGTON-0.15%

Skagit (County of) Public Hospital District
  No. 1 (Skagit Valley Hospital); Series
  2005, RB, 5.50%, 12/01/30(a)                     750          789,503
=======================================================================

WISCONSIN-4.09%

Badger Tobacco Asset Securitization Corp.;
  Series 2002, Tobacco Settlement
  Asset-Backed RB, 6.13%, 06/01/27(a)            2,165        2,316,983
-----------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Milwaukee Science Education Consortium,
  Inc. Project); Series 2005 A, RB,
  5.63%, 08/01/25(a)                             2,000        2,037,520
-----------------------------------------------------------------------
  5.75%, 08/01/35(a)                             1,815        1,849,794
-----------------------------------------------------------------------

AIM High Income Municipal Fund


                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Waukesha (City of) Redevelopment Authority
  (Kirkland Crossings Project); Series 2006,
  Refunding Sr. Housing RB,
  5.50%, 07/01/31(a)                            $1,460     $  1,492,251
-----------------------------------------------------------------------
  5.60%, 07/01/41(a)                             1,000        1,028,570
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals, Inc. Project); Series 2004 A,
  RB,
  6.50%, 08/15/26(a)                               250          272,875
-----------------------------------------------------------------------
  6.75%, 08/15/34(a)                               950        1,039,234
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital, Inc. Project); Series 2003, RB,
  7.13%, 01/15/22(a)                             1,085        1,176,097
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community
  Rehabilitation Providers Facilities
  Acquisition Program); Series 1998, RB,
  6.88%, 12/01/23(a)                               200          208,542
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place,
  Inc. Project); Series 2004, RB,
  6.00%, 12/01/24(a)                               500          517,400
-----------------------------------------------------------------------
  6.13%, 12/01/34(a)                             1,000        1,029,900
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999, RB,
  6.25%, 11/15/09(a)(c)(d)                       1,250        1,341,137
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place
  Project); Series 2001 A, RB, 7.00%,
  12/01/31(a)                                      250          261,350
-----------------------------------------------------------------------

                                               PRINCIPAL
                                               AMOUNT
                                                (000)         VALUE
-----------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A, RB, 7.63%,
  08/15/30(a)(c)                                $1,000     $  1,085,380
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital, Inc. Project);
  Series 2003, RB,
  6.00%, 07/01/15(a)                               100          104,758
-----------------------------------------------------------------------
  6.13%, 07/01/16(a)                               150          157,785
-----------------------------------------------------------------------
  6.63%, 07/01/28(a)                               750          794,460
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Illinois
  Senior Housing, Inc.); Series 2006,
  Refunding RB,
  5.50%, 08/01/16(a)                             2,020        2,057,269
-----------------------------------------------------------------------
  5.80%, 08/01/29(a)                             2,400        2,469,912
=======================================================================
                                                             21,241,217
=======================================================================

WYOMING-0.10%

Teton (County of) Hospital District (Saint
  John's Medical Center); Series 2002,
  Hospital RB, 6.75%, 12/01/22(a)                  500          535,010
=======================================================================
TOTAL INVESTMENTS-99.26% (Cost $495,105,696)                516,024,217
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.74%                           3,846,894
=======================================================================
NET ASSETS-100.00%                                         $519,871,111
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

CEP  - Credit Enhancement Provider                                      IDR
COP  - Certificates of Participation                                    INS
GO   - General Obligation Bonds                                         PCR

CEP  - Industrial Development Revenue Bonds                             RB
COP  - Insurer                                                          Sr.
GO   - Pollution Control Revenue Bonds                                  VRD

CEP  - Revenue Bonds
COP  - Senior
GO   - Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2007 was $512,769,217, which represented 98.63% of the Fund's Net Assets. See
    Note 1A.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $12,585,400, which represented 2.42% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Security subject to the alternative minimum tax.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2007 was $765,250, which represented 0.15% of the Fund's Net Assets.
(h) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at March 31, 2007 represented 0.15% of the Fund's Net Assets.
(i) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is rate in effect on March 31, 2007.
(j) Security is considered a cash equivalent.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

ASSETS:

Investments, at value (cost $495,105,696)      $516,024,217
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,956,210
-----------------------------------------------------------
  Fund shares sold                                  633,776
-----------------------------------------------------------
  Interest                                        9,119,450
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               41,743
-----------------------------------------------------------
Other assets                                         44,406
===========================================================
     Total assets                               527,819,802
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,104,824
-----------------------------------------------------------
  Fund shares reacquired                            567,233
-----------------------------------------------------------
  Dividends                                         905,502
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                58,543
-----------------------------------------------------------
  Fund expenses advanced                             15,661
-----------------------------------------------------------
Accrued distribution fees                           176,595
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            5,655
-----------------------------------------------------------
Accrued transfer agent fees                          47,539
-----------------------------------------------------------
Accrued operating expenses                           67,139
===========================================================
     Total liabilities                            7,948,691
===========================================================
Net assets applicable to shares outstanding    $519,871,111
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $512,134,843
-----------------------------------------------------------
Undistributed net investment income                 432,780
-----------------------------------------------------------
Undistributed net realized gain (loss)          (13,615,033)
-----------------------------------------------------------
Unrealized appreciation                          20,918,521
===========================================================
                                               $519,871,111
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $348,602,175
___________________________________________________________
===========================================================
Class B                                        $ 39,065,911
___________________________________________________________
===========================================================
Class C                                        $ 80,702,003
___________________________________________________________
===========================================================
Institutional Class                            $ 51,501,022
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          38,089,408
___________________________________________________________
===========================================================
Class B                                           4,264,055
___________________________________________________________
===========================================================
Class C                                           8,814,873
___________________________________________________________
===========================================================
Institutional Class                               5,623,650
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.15
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $9.15 divided by
     95.25%)                                   $       9.61
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       9.16
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       9.16
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $       9.16
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF OPERATIONS

For the year ended March 31, 2007

INVESTMENT INCOME:

Interest                                                      $26,967,306
=========================================================================

EXPENSES:

Advisory fees                                                   2,869,785
-------------------------------------------------------------------------
Administrative services fees                                      136,693
-------------------------------------------------------------------------
Custodian fees                                                     21,308
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         829,470
-------------------------------------------------------------------------
  Class B                                                         431,497
-------------------------------------------------------------------------
  Class C                                                         763,659
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 207,787
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                               16,545
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          29,828
-------------------------------------------------------------------------
Other                                                             341,154
=========================================================================
    Total expenses                                              5,647,726
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (1,709,821)
=========================================================================
    Net expenses                                                3,937,905
=========================================================================
Net investment income                                          23,029,401
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities              (417,485)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    9,796,598
=========================================================================
Net realized and unrealized gain                                9,379,113
=========================================================================
Net increase in net assets resulting from operations          $32,408,514
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 23,029,401    $ 15,537,540
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (417,485)       (587,339)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          9,796,598       6,527,185
==========================================================================================
    Net increase in net assets resulting from operations        32,408,514      21,477,386
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (16,166,751)    (11,133,947)
------------------------------------------------------------------------------------------
  Class B                                                       (1,801,747)     (2,178,384)
------------------------------------------------------------------------------------------
  Class C                                                       (3,144,576)     (2,320,323)
------------------------------------------------------------------------------------------
  Institutional Class                                           (1,376,018)             --
==========================================================================================
    Decrease in net assets resulting from distributions        (22,489,092)    (15,632,654)
==========================================================================================
Share transactions-net:
  Class A                                                       94,302,703     110,505,800
------------------------------------------------------------------------------------------
  Class B                                                       (7,237,612)     (2,111,842)
------------------------------------------------------------------------------------------
  Class C                                                       22,367,731      22,703,084
------------------------------------------------------------------------------------------
  Institutional Class                                           51,037,884              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              160,470,706     131,097,042
==========================================================================================
    Net increase in net assets                                 170,390,128     136,941,774
==========================================================================================

NET ASSETS:

  Beginning of year                                            349,480,983     212,539,209
==========================================================================================
  End of year (including undistributed net investment income
    of $432,780 and $(107,529), respectively)                 $519,871,111    $349,480,983
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income that is exempt from federal income taxes.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, with maturities of 60 days or less are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

AIM High Income Municipal Fund

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            ANNUAL RATE
-------------------------------------------------------------------------
First $500 million                                               0.60%
-------------------------------------------------------------------------
Over $500 million up to and including $1 billion                 0.55%
-------------------------------------------------------------------------
Over $1 billion up to and including $1.5 billion                 0.50%
-------------------------------------------------------------------------
Over $1.5 billion                                                0.45%
 ________________________________________________________________________
=========================================================================


    AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 0.65%, 1.40%, 1.40% and 0.40% of average daily net assets, respectively. Effective April 1, 2007, AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 0.70%, 1.45%, 1.45% and 0.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended March 31, 2007, AIM waived advisory fees of $1,482,736 and reimbursed class specific expenses of $142,915, $18,587, $32,894 and $16,545 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $2,753.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

AIM High Income Municipal Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended March 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended March 31, 2007, ADI advised the Fund that it retained $154,015 in front-end sales commissions from the sale of Class A shares and $58,187, $36,099 and $25,948 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended March 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $13,391.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2007, the Fund paid legal fees of $5,404 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended March 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM High Income Municipal Fund

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from ordinary income-tax exempt            $22,489,092    $15,632,654
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    482,681
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                        20,920,016
----------------------------------------------------------------------------
Temporary book/tax differences                                       (51,408)
----------------------------------------------------------------------------
Capital loss carryover                                           (13,453,959)
----------------------------------------------------------------------------
Post-October capital loss deferral                                  (161,062)
----------------------------------------------------------------------------
Shares of beneficial interest                                    512,134,843
============================================================================
Total net assets                                                $519,871,111
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales, the treatment of bond premiums and the treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation, retirement plan benefits, bond premiums and defaulted bonds.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Fund has a capital loss carryforward as of March 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2008                                                   $   995,895
-----------------------------------------------------------------------------
March 31, 2009                                                     3,558,416
-----------------------------------------------------------------------------
March 31, 2010                                                     3,255,459
-----------------------------------------------------------------------------
March 31, 2011                                                       972,821
-----------------------------------------------------------------------------
March 31, 2012                                                     1,072,111
-----------------------------------------------------------------------------
March 31, 2013                                                     2,599,981
-----------------------------------------------------------------------------
March 31, 2014                                                       376,854
-----------------------------------------------------------------------------
March 31, 2015                                                       622,422
=============================================================================
Total capital loss carryforward                                  $13,453,959
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended March 31, 2007 was $203,205,005 and $43,642,790, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $23,670,957
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,750,941)
===============================================================================
Net unrealized appreciation of investment securities               $20,920,016
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $495,104,201.

AIM High Income Municipal Fund

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of expired capital loss carryforwards, on March 31, 2007, undistributed net realized gain (loss) was increased by $11,396 and shares of beneficial interest decreased by $11,396. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    The Fund is offered on a limited basis to certain investors. The limited offering is subject to the terms and conditions set forth in the prospectus, and the Fund may cease the limited offering and/or resume sales to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              --------------------------------------------------------
                                                                       2007(A)                         2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     16,596,537    $149,511,636    16,412,872    $146,400,389
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        383,714       3,455,549       907,455       8,092,871
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,663,066      32,997,731     3,468,145      30,910,153
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       5,689,567      51,640,436            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,003,723       9,114,243       682,811       6,105,016
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         78,603         713,946        95,517         854,541
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        221,714       2,014,084       153,210       1,370,226
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          89,182         817,494            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        379,605       3,447,224       202,313       1,809,673
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (379,251)     (3,447,224)     (202,145)     (1,809,673)
======================================================================================================================
Reacquired:
  Class A                                                     (7,459,810)    (67,770,400)   (4,907,340)    (43,809,278)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (877,610)     (7,959,883)   (1,035,598)     (9,249,581)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,396,106)    (12,644,084)   (1,072,717)     (9,577,295)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        (155,099)     (1,420,046)           --              --
======================================================================================================================
                                                              17,837,835    $160,470,706    14,704,523    $131,097,042
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 39% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced sales on July 31, 2006.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

AIM High Income Municipal Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------
                                                                2007           2006        2005       2004       2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.97       $   8.76    $   8.73    $  8.64    $  8.59
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.45           0.47        0.51       0.51       0.54
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.17           0.21        0.04       0.10       0.03
=======================================================================================================================
    Total from investment operations                              0.62           0.68        0.55       0.61       0.57
=======================================================================================================================
Less dividends from net investment income                        (0.44)         (0.47)      (0.52)     (0.52)     (0.52)
=======================================================================================================================
Net asset value, end of period                                $   9.15       $   8.97    $   8.76    $  8.73    $  8.64
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                   7.11%          7.92%       6.51%      7.30%      6.81%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $348,602       $247,296    $132,996    $94,657    $77,998
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.65%(b)       0.56%       0.55%      0.55%      0.55%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.01%(b)       1.03%       1.08%      1.07%      1.05%
=======================================================================================================================
Ratio of net investment income to average net assets              4.99%(b)       5.18%       5.83%      5.91%      6.22%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                             10%            16%         12%        12%        14%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $331,788,100.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.98       $  8.77    $  8.74    $  8.65    $  8.60
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.38          0.40       0.44       0.45       0.47
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.18          0.21       0.05       0.10       0.04
====================================================================================================================
    Total from investment operations                             0.56          0.61       0.49       0.55       0.51
====================================================================================================================
Less dividends from net investment income                       (0.38)        (0.40)     (0.46)     (0.46)     (0.46)
====================================================================================================================
Net asset value, end of period                                $  9.16       $  8.98    $  8.77    $  8.74    $  8.65
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  6.31%         7.12%      5.73%      6.51%      6.02%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,066       $45,422    $46,429    $45,026    $42,699
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.40%(b)      1.31%      1.30%      1.30%      1.30%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.76%(b)      1.78%      1.83%      1.82%      1.80%
====================================================================================================================
Ratio of net investment income to average net assets             4.24%(b)      4.43%      5.08%      5.16%      5.47%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            10%           16%        12%        12%        14%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $43,149,703.

AIM High Income Municipal Fund

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.97       $  8.77    $  8.74    $  8.65    $  8.60
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.38          0.40       0.44       0.45       0.47
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.19          0.20       0.05       0.10       0.04
====================================================================================================================
    Total from investment operations                             0.57          0.60       0.49       0.55       0.51
====================================================================================================================
Less dividends from net investment income                       (0.38)        (0.40)     (0.46)     (0.46)     (0.46)
====================================================================================================================
Net asset value, end of period                                $  9.16       $  8.97    $  8.77    $  8.74    $  8.65
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                  6.43%         7.01%      5.73%      6.51%      6.02%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $80,702       $56,763    $33,114    $18,339    $13,496
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.40%(b)      1.31%      1.30%      1.30%      1.30%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.76%(b)      1.78%      1.83%      1.82%      1.80%
====================================================================================================================
Ratio of net investment income to average net assets             4.24%(b)      4.43%      5.08%      5.16%      5.47%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            10%           16%        12%        12%        14%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $76,365,853.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                   JULY 31, 2006
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                     MARCH 31,
                                                                       2007
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  8.98
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.32
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.17
===================================================================================
    Total from investment operations                                     0.49
===================================================================================
  Less dividends from net investment income                             (0.31)
===================================================================================
Net asset value, end of period                                        $  9.16
___________________________________________________________________________________
===================================================================================
Total return(a)                                                          5.53%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $51,501
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.40%(b)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      0.77%(b)
===================================================================================
Ratio of net investment income to average net assets                     5.24%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(c)                                                 10%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $40,380,081.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and

AIM High Income Municipal Fund
related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM High Income Municipal Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Tax-Exempt Funds and Shareholders of AIM High Income Municipal Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM High Income Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds, hereafter referred to as the "Fund") at March 31, 2007, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

AIM High Income Municipal Fund

TAX INFORMATION


Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

          FEDERAL INCOME TAX
          ------------------
          Tax-Exempt Interest Dividends*                100%

       * The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 99.84%, 99.99%, 99.86%, and 99.88%, respectively.

AIM High Income Municipal Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, AMVESCAP PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, AVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, AMVESCAP Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1993       Trustee and Vice Chair of The AIM Family  None
  Trustee and Vice Chair                     of Funds--Registered Trademark--

                                             Formerly: President and Chief Executive
                                             Officer, A I M Management Group Inc.;
                                             Director, Chairman and President, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors,
                                             Inc. (registered broker dealer), AIM
                                             Investment Services, Inc., (registered
                                             transfer agent), and Fund Management
                                             Company (registered broker dealer);
                                             Chief Executive Officer, AMVESCAP
                                             PLC -- Managed Products; President and
                                             Principal Executive Officer of The AIM
                                             Family of Funds--Registered Trademark--;
                                             Director and Chairman, A I M Management
                                             Group Inc. (financial services holding
                                             company); Director and Vice Chairman,
                                             AMVESCAP PLC; and Chairman, AMVESCAP
                                             PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a AMVESCAP
                                             Enterprise Services (registered
                                             investment advisor) and 1371 Preferred
                                             Inc. (holding company); Director,
                                             Chairman, Chief Executive Officer and
                                             President, A I M Capital Management
                                             Inc.; Director and President, A I M
                                             Advisors, Inc., INVESCO Funds Group,
                                             Inc. (registered investment advisor and
                                             register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a
                                             limited partnership); Director, A I M
                                             Distributors, Inc.; Director and
                                             Chairman, AIM Investment Services, Inc.,
                                             Fund Management Company and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, AVZ Callco Inc. (holding
                                             company); AMVESCAP Inc. (holding
                                             company) and AIM Canada Holdings Inc.
                                             (holding company); Director and Chief
                                             Executive Officer, AIM Trimark Corporate
                                             Class Inc. (formerly AIM Trimark Global
                                             Fund Inc.) (corporate mutual fund
                                             company) and AIM Trimark Canada Fund
                                             Inc. (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company (2 portfolios))
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company (7 portfolios)); Annuity and
                                             Life Re (Holdings), Ltd. (insurance
                                             company); CompuDyne Corporation
                                             (provider of products and services to
                                             the public security market); and
                                             Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; and Director of various
                                             affiliated Volvo companies; and
                                             Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                    Century Group, Inc. (government affairs   Education Fund
                                             company); and Owner, Dos Angelos Ranch,   (non-profit)
                                             L.P.
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios))
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1993       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   Director, Mainstay VP Series
  Trustee                                    Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM High Income Municipal Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, A I M Capital
                                             Management, Inc., AIM Investment
                                             Services, Inc., and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, AMVESCAP      N/A
  Vice President                             PLC; and Vice President of The AIM
                                             Family of Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, AMVESCAP PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Vice President and    N/A
                                             General Counsel, Fund Management
                                             Company; Director, Senior Vice
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President, and General Counsel, Liberty
                                             Financial Companies, Inc. and Senior
                                             Vice President and General Counsel
                                             Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                  Advisors, Inc.; and Vice President,
  Financial Officer and                      Treasurer and Principal Officer of The
  Treasurer                                  AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Senior Vice President, AIM
                                             Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1993       Director of Cash Management and Senior    N/A
  Vice President                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust Only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Director, Chief Investment
                                             Officer and Executive Vice President,
                                             AIM Funds Management Inc. d/b/a AIM
                                             Trimark Investments; Senior Vice
                                             President and Head of Equity
                                             Investments, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc.; and Vice
                                             President, The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Director, Trimark Trust
-------------------------------------------------------------------------------------------------------------------------

  Stephen M. Johnson -- 1961      2007       Chief Investment Officer of INVESCO       N/A
  Vice President                             Fixed Income and Vice President, INVESCO
                                             Institutional (N.A.), Inc; Senior Vice
                                             President and Fixed Income Chief
                                             Investment Officer, A I M Advisors, Inc.
                                             and A I M Capital Management, Inc.; and
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark--
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc.; and Vice
                                             President, A I M Distributors, Inc., AIM
                                             Investment Services, Inc. and Fund
                                             Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; Chief Compliance Officer
                                             and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management; and
                                             Chief Compliance Officer, Chief
                                             Operating Officer and Deputy General
                                             Counsel, American General Investment
                                             Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                [EDELIVERY
               GO PAPERLESS

       AIMINVESTMENTS.COM/EDELIVERY
                 GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your   If used after July 20, 2007, this report must be accompanied by a Fund
fund and account information via e-mail.     Performance & Commentary or by an AIM Quarterly Performance Review for the most
Once your quarterly statements, tax forms,   recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
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available, we will send you an e-mail
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need to log in to your account to view       products and services represented by AIM Investments. AIM is a subsidiary of
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complete the consent process.

This AIM service is provided by AIM
Investment Services, Inc.

AIMinvestments.com               HIM-AR-1               A I M Distributors, Inc.

                                                 [YOUR GOALS. OUR SOLUTIONS.]
                                                   --REGISTERED TRADEMARK--

===================================================================================
Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO]
Funds   Traded     Products               Savings  Managed     Products  Management       --REGISTERED TRADEMARK--
        Funds                             Plans    Accounts
===================================================================================

                            AIM TAX-EXEMPT CASH FUND
                 Annual Report to Shareholders o March 31, 2007

                              [COVER GLOBE IMAGE]

FIXED INCOME

Cash Equivalents

Table of Contents

Supplemental Information .................      2
Letters to Shareholders ..................      3
Fund Yields
and Portfolio Composition ................      5
Fund Expenses ............................      6
Schedule of Investments ..................    F-1
Financial Statements .....................    F-5
Notes to Financial Statements ............    F-8
Financial Highlights .....................   F-11
Auditor's Report .........................   F-13
Tax Information ..........................   F-14
Trustees and Officers ....................   F-15

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]  [GRAPHIC]
 [DOMESTIC   [FIXED
  EQUITY]    INCOME]

 [GRAPHIC]   [GRAPHIC]      [GRAPHIC]
  [TARGET     [TARGET      [DIVERSIFIED
   RISK]     MATURITY]      PORTFOLIOS]

[GRAPHIC]     [GRAPHIC]
 [SECTOR   [INTERNATIONAL/
 EQUITY]    GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM TAX-EXEMPT CASH FUND

AIM TAX-EXEMPT CASH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE AS HIGH A LEVEL OF TAX-EXEMPT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          o The prices of and the income generated     The Fund provides a complete list of its
                                             by securities held by the Fund may decline   holdings four times in each fiscal year,
o Investor Class shares are closed to most   in response to certain factors, including    at the quarter-ends. For the second and
investors. For more information on who may   some directly involving the issuers (or,     fourth quarters, the lists appear in the
continue to invest in Investor Class         in the case of industrial development        Fund's semiannual and annual reports to
shares, please see the prospectus.           revenue bonds, the company for whose         shareholders. For the first and third
                                             benefit the bonds are issued). These         quarters, the Fund files the lists with
PRINCIPAL RISKS OF INVESTING IN THE FUND     factors include general economic and         the Securities and Exchange Commission
                                             market conditions, regional or global        (SEC) on Form N-Q. The most recent list of
o The Fund may invest in debt securities     economic instability and interest rate       portfolio holdings is available at
such as notes and bonds that carry           fluctuations.                                AIMinvestments.com. From our home page,
interest rate risk and credit risk.                                                       click on Products & Performance, then
                                             o The tax-exempt character of the interest   Mutual Funds, then Fund Overview. Select
o There is no guarantee that the             paid on synthetic municipal securities is    your Fund from the drop-down menu and
investment techniques and risk analyses      based on the tax-exempt income stream from   click on Complete Quarterly Holdings.
used by the Fund's managers will produce     the collateral. The Internal Revenue         Shareholders can also look up the Fund's
the desired results.                         Service has not ruled on this issue and      Forms N-Q on the SEC Web site at sec.gov.
                                             could deem income derived from synthetic     Copies of the Fund's Forms N-Q may be
o The value of, payment of interest and      municipal securities to be taxable.          reviewed and copied at the SEC Public
repayment of principal by, and the ability                                                Reference Room in Washington, D.C. You can
of the Fund to sell a municipal security     o U.S. dollar denominated securities which   obtain information on the operation of the
may be affected by constitutional            carry foreign credit exposure may be         Public Reference Room, including
amendments, legislative enactments,          affected by unfavorable political,           information about duplicating fee charges,
executive orders, administrative             economic or governmental developments        by calling 202-942-8090 or 800-732-0330,
regulations and voter initiatives as well    that could affect the repayment of           or by electronic request at the
as the economies of the regions in which     principal or the payment of interest.        following e-mail address:
the Fund invests.                                                                         publicinfo@sec.gov. The SEC file numbers
                                                                                          for the Fund are 811-07890 and 033-66242.
o Because the Fund may invest a relatively
high percentage of its total assets in                                                    A description of the policies and
municipal securities issued by entities                                                   procedures that the Fund uses to determine
having similar characteristics, the value                                                 how to vote proxies relating to portfolio
of your shares may rise and fall more than                                                securities is available without charge,
the shares of a fund that invests in a                                                    upon request, from our Client Services
broader range of securities.                                                              department at 800-959-4246 or on the AIM
                                                                                          Web site, AIMinvestments.com. On the home
o The Fund's yield will vary as short-term                                                page, scroll down and click on AIM Funds
securities in its portfolio mature and the                                                Proxy Policy. The information is also
proceeds are reinvested in securities                                                     available on the SEC Web site, sec.gov.
with different interest rates.
                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended June
                                                                                          30, 2006, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity. Next,
                                                                                          select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

=======================================================================================   ==========================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS;    FUND NASDAQ SYMBOLS
CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST
RECENT MONTH-END PERFORMANCE.                                                             Class A Shares          ACSXX
=======================================================================================   Investor Class Shares   TEIXX
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE   ==========================================
CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF,
OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING
IN THE FUND.
=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM TAX-EXEMPT CASH FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31,
                                             2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             May 17, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM TAX-EXEMPT CASH FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             We are pleased to present this annual report on the performance of AIM
                                             Tax-Exempt Cash Fund for the 12 months ended March 31, 2007. The seven-day SEC yields (and their taxable equivalents) for the Fund's two share classes as of
    [TAYLOR                                  the close of the fiscal year are shown on page 5. As of March 31, 2007, the
    PHOTO]                                   Fund's weighted average maturity stood at 23 days and its total net assets were
                                             $51.00 million.

   Philip Taylor                             HOW WE INVEST

                                             We seek to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. We invest in high-quality, short-term municipal obligations, focusing on:

                                             o  Safety, or preservation of capital, through rigorous credit analysis.

                                             o  Liquidity, through a combination of short-term cash management vehicles and selective use of longer maturity investments.

                                             o  Yield that is exempt from federal income tax.

                                                The overall portfolio's structure depends on the supply and availability of municipal securities. Liquidity is managed using daily and weekly variable-rate demand notes. We may sell a security when there has been a negative change in an issuer's credit quality or because we can earn a higher yield elsewhere.

                                                One of the goals of money market funds, including AIM Tax-Exempt Cash Fund, is to preserve the value of an investment by maintaining a $1.00 per share net asset value. However, the Fund's shares are not insured or guaranteed by the
                                             Federal Deposit Insurance Corporation or any other government agency, so it is possible to lose money by investing in the Fund.

                                             MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                                             The U.S. economy expanded throughout the period covered by this report. Gross domestic product (GDP) rose at an annualized rate of 2.6%, 2.0% and 2.5% in the second, third and fourth quarters of 2006, respectively.(1) Early estimates put first-quarter 2007 GDP growth at an annualized rate of 1.3%.(1)

                                                In June 2006, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 25 basis points (0.25%)--concluding a two-year tightening cycle that saw the federal funds target rate rise from 1.0% to 5.25%.(2) From
                                             August 2006 to the close of the fiscal year, the Fed kept this key rate unchanged.(2) Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

                                                At their meeting in March 2007, Fed officials noted that while recent economic indicators were mixed, "the economy seems likely to continue to expand at a moderate pace over coming quarters."(2) They also noted that "recent readings on core inflation have been somewhat elevated" and that they remained concerned that inflation will fail to moderate as expected.(2)

                                                Economic uncertainty contributed to an inverted yield curve for most of the fiscal year--meaning that short-term U.S. Treasury bonds generally yielded more than long-term Treasuries, a reversal of the norm. At the close of the fiscal year, three-month Treasury securities yielded 5.03% while 30-year Treasury bonds yielded 4.84%.(3)

AIM TAX-EXEMPT CASH FUND

                                             IN CONCLUSION

                                             All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about your account, please contact one of our highly trained client services representatives at 800-959-4246.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             May 17, 2007

                                             Sources: (1) Bureau of Economic Analysis; (2) U.S. Federal Reserve Board; (3)
                                             Lehman Brothers Inc.

                                             The views and opinions expressed in this letter are those of A I M Advisors,
                                             Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                             ================================================================================
                                             AIM TAX-EXEMPT CASH FUND SEVEN-DAY SEC YIELDS
                                             As of 3/31/07
                                                                                                          Taxable
                                                                                                         Equivalent
                                                                                           7-Day SEC     7-Day SEC
                                                                                           Yield Had     Yield Had
                                                                                            Fees Not      Fees Not
                                                                               Taxable    Been Waived   Been Waived
                                                                     7-Day   Equivalent      and/or        and/or
                                                                      SEC       7-Day       Expenses      Expenses
                                                                     Yield   SEC Yield*    Reimbursed   Reimbursed*
                                             Class A Shares           2.75%     4.23%        2.61%         4.02%
                                             Investor Class Shares    2.85      4.38         2.85          4.38

                                             *Based on the highest personal income tax rate in effect on March 31, 2007--35%.
                                             Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses on Class A shares, performance would have been lower.
                                             ================================================================================

                                             ==========================================
                                             PORTFOLIO COMPOSITION BY MATURITY
                                             In days, as of 3/31/07

                                             1-7       84.2%
                                             8-30       0.0
                                             31-60      4.2
                                             61-90      5.3                               The number of days to maturity of each
                                             91-120     1.2                               holding is determined in accordance with
                                             121-180    1.0                               the provisions of Rule 2a-7 under the
                                             181+       4.1                               Investment Company Act of 1940.
                                             ==========================================

AIM TAX-EXEMPT CASH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the     The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
ongoing costs, including management fees;    value divided by $1,000 = 8.6), then         you paid for the period. You may use this
distribution and/or service (12b-1) fees;    multiply the result by the number in the     information to compare the ongoing costs
and other Fund expenses. This example is     table under the heading entitled "Actual     of investing in the Fund and other funds.
intended to help you understand your         Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   the expenses you paid on your account        example with the 5% hypothetical
the Fund and to compare these costs with     during this period.                          examples that appear in the shareholder
ongoing costs of investing in other mutual                                                reports of the other funds.
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON
investment of $1,000 invested at the         PURPOSES                                        Please note that the expenses shown in
beginning of the period and held for the                                                  the table are meant to highlight your
entire period October 1, 2006, through       The table below also provides information    ongoing costs only. Therefore, the
March 31, 2007.                              about hypothetical account values and        hypothetical information is useful in
                                             hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     help you determine the relative total
                                             of return of 5% per year before expenses,    costs of owning different funds.
The table below provides information about   which is not the Fund's actual return.
actual account values and actual expenses.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (10/1/06)             (3/31/07)(1)           PERIOD(2)      (3/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,013.40               $5.17        $1,019.80             $5.19             1.03%
Investor            1,000.00               1,013.90                4.67         1,020.29              4.68             0.93

(1)  The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Tax-Exempt Cash Fund

SCHEDULE OF INVESTMENTS

March 31, 2007


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.78%

ALABAMA-5.39%

Oxford (City of); Series 2003, Unlimited Tax
  VRD GO Wts. (LOC-Branch Banking & Trust
  Co.) 3.75%, 07/01/15(b)(c)                      --   VMIG-1     $2,765     $ 2,765,000
========================================================================================

COLORADO-2.73%

Arvada (City of); Series 2001, Water
  Enterprise VRD RB (INS-Financial Securities
  Assurance Inc.) 3.70%, 11/01/20(c)(d)         A-1+       --        700         700,000
----------------------------------------------------------------------------------------
Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  VRD GO (LOC-Wells Fargo Bank, N.A.) 3.75%,
  12/01/29(b)(c)                                A-1+       --        700         700,000
========================================================================================
                                                                               1,400,000
========================================================================================

DISTRICT OF COLUMBIA-5.25%

District of Columbia (National Academy of
  Sciences Project); Series 1999 B,
  Commercial Paper Variable Rate RB
  (INS-Ambac Assurance Corp.) 3.57%,
  04/04/07(c)(d)                                A-1+       --        750         750,000
----------------------------------------------------------------------------------------
District of Columbia (Resources for the
  Future Inc.); Series 1998, VRD RB
  (LOC-Citibank N.A.) (Acquired 01/03/06;
  Cost $1,945,000) 3.68%,
  08/01/29(b)(c)(e)(f)                            --       --      1,945       1,945,000
========================================================================================
                                                                               2,695,000
========================================================================================

FLORIDA-1.66%

JEA Water and Sewer System; Series 2002 B, RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 10/01/07(d)                             AAA      Aaa        250         252,036
----------------------------------------------------------------------------------------
Seminole (County of) Industrial Development
  Authority (Florida Living Nursing Center,
  Inc); Series 1991, Multi-Modal Health
  Facilities VRD IDR (LOC-Bank of America,
  N.A.) 3.85%, 02/01/11(b)(c)                     --   VMIG-1        600         600,000
========================================================================================
                                                                                 852,036
========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


GEORGIA-5.07%

Atlanta (City of) Series 2006-1, Water &
  Wastewater Revenue; Commercial Paper Notes
  (Multi LOC's-Bank of America, N.A., Dexia
  Group S.A., Lloyds Bank, JPMorgan Chase
  Bank, N.A.) 3.66%, 11/02/07(b)(g)             A-1+      P-1     $  300     $   300,000
----------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank) 3.70%,
  06/01/17(b)(c)                                A-1+       --      1,100       1,100,000
----------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); Series 1994,
  Refunding VRD IDR (LOC-Deutsche Bank A.G.)
  3.95%, 02/01/15(b)(c)(g)                       A-1       --      1,200       1,200,000
========================================================================================
                                                                               2,600,000
========================================================================================

IDAHO-1.56%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR
  3.55%, 10/01/09(c)(g)                         A-1+       --        800         800,000
========================================================================================

ILLINOIS-8.35%

Cook (County of) Community College District
  No. 524-Moraine Valley Community College
  Series 2007 A, Unlimited Tax GO 5.00%,
  12/01/07                                        --      Aa1        500         504,537
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Countryside Montessori Schools,
  Inc. Project); Series 1997, VRD IDR
  (LOC-LaSalle Bank, N.A.) (Acquired
  02/09/07; Cost $780,000) 3.73%,
  06/01/17(b)(c)(f)                              A-1       --        780         780,000
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.) 3.75%, 09/01/24(b)(c)                   A-1+       --      1,900       1,900,000
----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.) 3.73%,
  11/01/30(b)(c)                                A-1+       --      1,100       1,100,000
========================================================================================
                                                                               4,284,537
========================================================================================

AIM Tax-Exempt Cash Fund


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

INDIANA-3.02%

Fort Wayne (City of) (Health Quest Realty X
  Issue) Series 1993 A, Indiana Health Care
  Facilities Refunding VRD RB (CEP-Federal
  Housing Administration) 3.83%, 08/01/13(c)      --   VMIG-1     $  655     $   655,000
----------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Stone Belt Arc, Inc. Project);
  Series 2005, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.95%, 02/01/25(b)(c)                           --   VMIG-1        895         895,000
========================================================================================
                                                                               1,550,000
========================================================================================

IOWA-5.16%

Iowa (State of) Finance Authority (YMCA
  Project); Series 2000, Economic Development
  VRD RB (LOC-Wells Fargo Bank, N.A.) 3.75%,
  06/01/10(b)(c)(e)                               --       --      2,650       2,650,000
========================================================================================

KENTUCKY-7.74%

Ewing (City of) Kentucky Area Development
  Districts Financing Trust; Series 2000,
  Lease Acquisition Program VRD RB
  (LOC-Wachovia Bank, N.A.) 3.76%,
  06/01/33(b)(c)(h)                             A-1+       --      3,969       3,969,000
========================================================================================

MARYLAND-5.72%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  Refunding VRD RB (LOC-BNP Paribas) 3.73%,
  12/01/17(b)(c)(g)(h)                            --   VMIG-1      2,030       2,030,000
----------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Economic Development
  Refunding VRD RB (LOC-Deutsche Bank A.G.)
  3.85%, 12/01/09(b)(c)(g)                       A-1       --        905         905,000
========================================================================================
                                                                               2,935,000
========================================================================================

MASSACHUSETTS-0.49%

Massachusetts (Commonwealth of); Series 1997
  C, Consolidated Loan Refunding Limited Tax
  GO 5.00%, 08/01/07(i)(j)                       AAA      Aaa        250         253,601
========================================================================================

MICHIGAN-7.09%

Detroit (City of); Series 2001 A-1, Unlimited
  Tax GO (INS-MBIA Insurance Corp.) 4.00%,
  04/01/07(d)                                    AAA      Aaa        500         500,000
----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Kalamazoo (County of) Public Schools; Series
  2006, School Building and Site Refunding
  Unlimited Tax GO (INS-Financial Securities
  Assurance Inc.) 4.00%, 05/01/07(d)             AAA      Aaa     $  390     $   390,086
----------------------------------------------------------------------------------------
Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, Limited Obligation VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.73%, 08/01/21(b)(c)(h)                        --   VMIG-1      2,406       2,406,000
----------------------------------------------------------------------------------------
Warren (City of) Consolidated Schools
  District; Series 2003, Limited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 05/01/07(d)                             AAA      Aaa        340         340,465
========================================================================================
                                                                               3,636,551
========================================================================================

MISSOURI-0.20%

Kansas City (City of) Industrial Development
  Authority (Ewing Marion Kauffman
  Foundation); Series 1997 B, RB
  5.70%, 04/01/07(i)(j)                          AAA       --        100         100,000
========================================================================================

NEW YORK-0.20%

New York (State of) Thruway Authority;
  Highway and Bridge Trust Fund Series 1997
  A, RB 5.25%, 04/01/07(i)(j)                    AAA      Aaa        100         102,000
========================================================================================

NORTH DAKOTA-8.26%

Fargo (City of) (Cass Oil Co. Project);
  Series 1984, Commercial Development VRD RB
  (LOC-U.S. Bank N.A.) 3.83%, 12/01/14(b)(c)    A-1+       --      4,240       4,240,000
========================================================================================

OKLAHOMA-2.44%

Tulsa (County of) Industrial Authority;
  Series 2003 A,
  Capital Improvements VRD RB 3.60%,
  05/15/17(c)                                   A-1+       --        650         650,000
----------------------------------------------------------------------------------------
  Series 2006 D,
  Capital Improvements RB (INS-Financial
  Securities Assurance Inc.)
  4.25%, 07/01/07(d)                             AAA       --        600         601,006
========================================================================================
                                                                               1,251,006
========================================================================================

AIM Tax-Exempt Cash Fund


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

PENNSYLVANIA-0.58%

Cumberland (County of) Municipal Authority
  (Dickinson College); Series 1996 B, VRD RB
  (LOC-Citizens Bank of Pennsylvania) 3.63%,
  11/01/26(b)(c)                                A-1+       --     $  300     $   300,000
========================================================================================

TENNESSEE-3.50%

Hawkins (County of) Industrial Development
  Board (Leggett & Platt Inc.); Series 1988
  B, Refunding VRD IDR (LOC-Wachovia Bank,
  N.A.) 3.81%, 10/01/27(b)(c)(e)                  --       --      1,450       1,450,000
----------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority;
  Series 1995 A-1, Local Government Public
  Improvement VRD RB (INS-Ambac Assurance
  Corp.)
  3.69%, 06/01/15(c)(d)(h)                        --   VMIG-1        347         347,000
========================================================================================
                                                                               1,797,000
========================================================================================

TEXAS-12.27%

Denton (County of) Upper Trinity Regional
  Water District; Series A Commercial Paper
  Notes (LOC-Bank of America, N.A.) 3.57%,
  06/18/07(b)                                   A-1+      P-1        800         800,000
----------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority, Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 09/12/05; Cost $2,800,000)
  3.73%, 12/01/14(b)(c)(f)                        --      Aaa      2,800       2,800,000
----------------------------------------------------------------------------------------
Harris (County of); Series A-1, General
  Obligation Commercial Paper Notes
  3.70%, 06/18/07                               A-1+      P-1        250         250,000
----------------------------------------------------------------------------------------
Houston (City of); Series 2004 D General
  Obligation Commercial Paper Notes
  3.60%, 05/23/07                               A-1+      P-1        750         750,000
----------------------------------------------------------------------------------------
  Series 2003 E General Obligation Commercial
  Paper Notes
  3.65%, 06/13/07                               A-1+      P-1        750         750,000
----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.) 3.71%, 01/01/18(b)(c)(h)       A-1+       --     $  694     $   694,000
----------------------------------------------------------------------------------------
Texas (State of); Series 2006, TRAN 4.50%,
  08/31/07                                     SP-1+    MIG-1        250         250,869
========================================================================================
                                                                               6,294,869
========================================================================================

WASHINGTON-9.14%

Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.78%, 11/01/25(c)(h)                         A-1+   VMIG-1      2,187       2,187,000
----------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Swedish Health Services); Series
  2006, VRD RB (LOC-Citibank N.A.) (Acquired
  01/01/07; Cost $2,500,000) 3.75%,
  11/15/26(b)(c)(f)(h)                          A-1+   VMIG-1      2,500       2,500,000
========================================================================================
                                                                               4,687,000
========================================================================================

WISCONSIN-2.96%

Kimberly (Village of) (Fox Cities YMCA
  Project); Series 2002, VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.78%, 04/01/32(b)(c)                           --   VMIG-1      1,520       1,520,000
========================================================================================
TOTAL INVESTMENTS-98.78% (Cost
  $50,682,600)(k)(l)                                                          50,682,600
========================================================================================
OTHER ASSETS LESS
  LIABILITIES-1.22%                                                              626,562
========================================================================================
NET ASSETS-100.00%                                                           $51,309,162
________________________________________________________________________________________
========================================================================================

AIM Tax-Exempt Cash Fund

Investment Abbreviations:

CEP   - Credit Enhancement Provider
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (e) below. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $8,025,000, which represented 15.64% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(h) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(j) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   Wells Fargo Bank, N.A.                                           12.0%
   ------------------------------------------------------------------------
   Wachovia Bank, N.A.                                              10.6
   ------------------------------------------------------------------------
   Citibank N.A.                                                     8.7
   ------------------------------------------------------------------------
   U.S. Bank, N.A.                                                   8.3
   ------------------------------------------------------------------------
   JPMorgan Chase Bank, N.A.                                         6.6
   ------------------------------------------------------------------------
   Harris N.A.                                                       5.8
   ------------------------------------------------------------------------
   Branch Banking & Trust Co.                                        5.4
   ________________________________________________________________________
   ========================================================================

(l) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

ASSETS:

Investments, at value (cost $50,682,600)        $50,682,600
-----------------------------------------------------------
Receivables for:
  Investments sold                                  220,000
-----------------------------------------------------------
  Fund shares sold                                  226,402
-----------------------------------------------------------
  Interest                                          275,226
-----------------------------------------------------------
  Investment for trustee deferred compensation
    and retirement plans                             68,322
-----------------------------------------------------------
Other assets                                         20,076
===========================================================
    Total assets                                 51,492,626
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             35,245
-----------------------------------------------------------
  Dividends                                           2,516
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            74,682
-----------------------------------------------------------
Accrued distribution fees                             3,253
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,967
-----------------------------------------------------------
Accrued transfer agent fees                          16,181
-----------------------------------------------------------
Accrued operating expenses                           47,620
===========================================================
    Total liabilities                               183,464
===========================================================
Net assets applicable to shares outstanding     $51,309,162
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $51,287,630
-----------------------------------------------------------
Undistributed net investment income                  21,532
===========================================================
                                                $51,309,162
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $38,105,682
___________________________________________________________
===========================================================
Investor Class                                  $13,203,480
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                          38,098,155
___________________________________________________________
===========================================================
Investor Class                                   13,228,631
___________________________________________________________
===========================================================
  Net asset value, offering and redemption
    price per share for each class              $      1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF OPERATIONS

For the year ended March 31, 2007

INVESTMENT INCOME:

Interest                                                      $1,808,638
========================================================================

EXPENSES:

Advisory fees                                                    173,484
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     3,174
------------------------------------------------------------------------
Distribution fees -- Class A                                      90,653
------------------------------------------------------------------------
Transfer agent fees                                               83,485
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         17,267
------------------------------------------------------------------------
Registration and filing fees                                      51,555
------------------------------------------------------------------------
Professional services fees                                        54,033
------------------------------------------------------------------------
Other                                                             30,769
========================================================================
    Total expenses                                               554,420
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (59,369)
========================================================================
    Net expenses                                                 495,051
========================================================================
Net investment income                                          1,313,587
========================================================================
Net increase in net assets resulting from operations          $1,313,587
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2007 and 2006

                                                                 2007            2006
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,313,587    $  1,077,521
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (950,591)       (774,642)
-----------------------------------------------------------------------------------------
  Investor Class                                                 (362,996)       (302,879)
=========================================================================================
    Decrease in net assets resulting from distributions        (1,313,587)     (1,077,521)
=========================================================================================
Share transactions-net:
  Class A                                                         277,094      (9,085,283)
-----------------------------------------------------------------------------------------
  Investor Class                                               (1,201,141)     (2,810,363)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (924,047)    (11,895,646)
=========================================================================================
    Net increase (decrease) in net assets                        (924,047)    (11,895,646)
=========================================================================================

NET ASSETS:

  Beginning of year                                            52,233,209      64,128,855
=========================================================================================
  End of year (including undistributed net investment income
    of $21,532 and $21,532, respectively)                     $51,309,162    $ 52,233,209
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under

AIM Tax-Exempt Cash Fund

     these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $2,574.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees of Class A shares through at least June 30, 2007. Pursuant to the Plans, for the year ended March 31, 2007, the Class A shares paid $36,261 after ADI waived Plan fees of $54,392.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended March 31, 2007, the Fund engaged in securities sales of $220,000.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended March 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,403.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2007, the Fund paid legal fees of $4,008 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Tax-Exempt Cash Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2007.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years March 31, 2007 and 2006 was as follows:

                                                                 2007          2006
--------------------------------------------------------------------------------------
Distributions paid from Ordinary income -- tax exempt         $1,313,587    $1,077,521
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

                                                                   2007
---------------------------------------------------------------------------
Undistributed ordinary income-tax exempt                        $    76,396
---------------------------------------------------------------------------
Temporary book/tax differences                                      (54,864)
---------------------------------------------------------------------------
Shares of beneficial interest                                    51,287,630
===========================================================================
Total net assets                                                $51,309,162
___________________________________________________________________________
===========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of March 31, 2007.

NOTE 8--SHARE INFORMATION

The Fund currently consists of two different classes of shares: Class A and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares and Investor Class shares are sold at net asset value.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              ----------------------------------------------------------
                                                                        2007(A)                         2006
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      54,951,857    $ 54,951,857     44,179,844    $ 44,179,844
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                8,045,415       8,045,415     13,035,687      13,035,687
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         922,101         922,101        663,775         663,775
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  350,054         350,054        290,845         290,845
========================================================================================================================
Reacquired:
  Class A                                                     (55,596,864)    (55,596,864)   (53,928,902)    (53,928,902)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (9,596,610)     (9,596,610)   (16,136,895)    (16,136,895)
========================================================================================================================
                                                                 (924,047)   $   (924,047)   (11,895,646)   $(11,895,646)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are three individuals that are each record owners of more than 5% of the outstanding shares of the Fund and they own 32% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

AIM Tax-Exempt Cash Fund

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------
                                                               2007             2006       2005       2004       2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00          $  1.00    $  1.00    $  1.00    $  1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.03             0.02       0.01      0.004       0.01
-----------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.03)           (0.02)     (0.01)    (0.004)     (0.01)
=======================================================================================================================
Net asset value, end of period                                $  1.00          $  1.00    $  1.00    $  1.00    $  1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                  2.66%            1.88%      0.72%      0.41%      0.77%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $38,106          $37,828    $46,914    $75,547    $66,342
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.03%(b)         0.94%      0.80%      0.76%      0.79%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.19%(b)         1.09%      1.00%      0.91%      0.94%
=======================================================================================================================
Ratio of net investment income to average net assets             2.62%(b)         1.84%      0.68%      0.40%      0.76%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)  Ratios are based on average daily net assets of $36,261,149.

                                                                                   INVESTOR CLASS
                                                              ---------------------------------------------------------
                                                                                                     SEPTEMBER 30, 2003
                                                                                                        (DATE SALES
                                                                    YEAR ENDED MARCH 31,               COMMENCED) TO
                                                              --------------------------------           MARCH 31,
                                                               2007          2006       2005                2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00            $  1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.03          0.02       0.01              0.002
-----------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.03)        (0.02)     (0.01)            (0.002)
=======================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00            $  1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                  2.76%         1.98%      0.82%              0.23%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $13,203       $14,405    $17,215            $20,169
=======================================================================================================================
Ratio of expenses to average net assets                          0.93%(b)(c)    0.84%     0.70%(c)           0.67%(d)
=======================================================================================================================
Ratio of net investment income to average net assets             2.72%(b)      1.94%      0.78%              0.49%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $13,305,692.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.94% and 0.75% for the years ended March 31, 2007 and March 31, 2005, respectively.
(d)  Annualized.

AIM Tax-Exempt Cash Fund


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Tax-Exempt Cash Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Tax-Exempt Funds and Shareholders of AIM Tax-Exempt Cash Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Tax-Exempt Cash Fund, (one of the funds constituting AIM Tax-Exempt Funds, hereafter referred to as the "Fund") at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

AIM Tax-Exempt Cash Fund

TAX INFORMATION

Form 1099-INT and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

      FEDERAL INCOME TAX

      Tax-Exempt Interest Dividends*               100%

      *The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 99.89%, 99.89%, 99.89%, and 97.90%, respectively.

AIM Tax-Exempt Cash Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, AMVESCAP PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, AVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, AMVESCAP Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1993       Trustee and Vice Chair of The AIM Family  None
  Trustee and Vice Chair                     of Funds--Registered Trademark--

                                             Formerly: President and Chief Executive
                                             Officer, A I M Management Group Inc.;
                                             Director, Chairman and President, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors,
                                             Inc. (registered broker dealer), AIM
                                             Investment Services, Inc., (registered
                                             transfer agent), and Fund Management
                                             Company (registered broker dealer);
                                             Chief Executive Officer, AMVESCAP
                                             PLC -- Managed Products; President and
                                             Principal Executive Officer of The AIM
                                             Family of Funds--Registered Trademark--;
                                             Director and Chairman, A I M Management
                                             Group Inc. (financial services holding
                                             company); Director and Vice Chairman,
                                             AMVESCAP PLC; and Chairman, AMVESCAP
                                             PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a AMVESCAP
                                             Enterprise Services (registered
                                             investment advisor) and 1371 Preferred
                                             Inc. (holding company); Director,
                                             Chairman, Chief Executive Officer and
                                             President, A I M Capital Management
                                             Inc.; Director and President, A I M
                                             Advisors, Inc., INVESCO Funds Group,
                                             Inc. (registered investment advisor and
                                             register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a
                                             limited partnership); Director, A I M
                                             Distributors, Inc.; Director and
                                             Chairman, AIM Investment Services, Inc.,
                                             Fund Management Company and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, AVZ Callco Inc. (holding
                                             company); AMVESCAP Inc. (holding
                                             company) and AIM Canada Holdings Inc.
                                             (holding company); Director and Chief
                                             Executive Officer, AIM Trimark Corporate
                                             Class Inc. (formerly AIM Trimark Global
                                             Fund Inc.) (corporate mutual fund
                                             company) and AIM Trimark Canada Fund
                                             Inc. (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company (2 portfolios))
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company (7 portfolios)); Annuity and
                                             Life Re (Holdings), Ltd. (insurance
                                             company); CompuDyne Corporation
                                             (provider of products and services to
                                             the public security market); and
                                             Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; and Director of various
                                             affiliated Volvo companies; and
                                             Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                    Century Group, Inc. (government affairs   Education Fund
                                             company); and Owner, Dos Angelos Ranch,   (non-profit)
                                             L.P.
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios))
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1993       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   Director, Mainstay VP Series
  Trustee                                    Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Tax-Exempt Cash Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, A I M Capital
                                             Management, Inc., AIM Investment
                                             Services, Inc., and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, AMVESCAP      N/A
  Vice President                             PLC; and Vice President of The AIM
                                             Family of Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, AMVESCAP PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Vice President and    N/A
                                             General Counsel, Fund Management
                                             Company; Director, Senior Vice
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President, and General Counsel, Liberty
                                             Financial Companies, Inc. and Senior
                                             Vice President and General Counsel
                                             Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                  Advisors, Inc.; and Vice President,
  Financial Officer and                      Treasurer and Principal Officer of The
  Treasurer                                  AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Senior Vice President, AIM
                                             Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1993       Director of Cash Management and Senior    N/A
  Vice President                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust Only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Director, Chief Investment
                                             Officer and Executive Vice President,
                                             AIM Funds Management Inc. d/b/a AIM
                                             Trimark Investments; Senior Vice
                                             President and Head of Equity
                                             Investments, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc.; and Vice
                                             President, The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Director, Trimark Trust
-------------------------------------------------------------------------------------------------------------------------

  Stephen M. Johnson -- 1961      2007       Chief Investment Officer of INVESCO       N/A
  Vice President                             Fixed Income and Vice President, INVESCO
                                             Institutional (N.A.), Inc; Senior Vice
                                             President and Fixed Income Chief
                                             Investment Officer, A I M Advisors, Inc.
                                             and A I M Capital Management, Inc.; and
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark--
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc.; and Vice
                                             President, A I M Distributors, Inc., AIM
                                             Investment Services, Inc. and Fund
                                             Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; Chief Compliance Officer
                                             and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management; and
                                             Chief Compliance Officer, Chief
                                             Operating Officer and Deputy General
                                             Counsel, American General Investment
                                             Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund     If used after July 20, 2007, this report must be accompanied by a Fund
and account information via e-mail. Once your       Performance & Commentary or by an AIM Quarterly Performance Review for the most
quarterly statements, tax forms, fund reports,      recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
and prospectuses are available, we will send you    Distributors, Inc.
an e-mail notification containing links to these
documents. For security purposes, you will need     A I M Management Group Inc. has provided leadership in the investment management
to log in to your account to view your statements   industry since 1976. AIM Investment Services, Inc. is the transfer agent for the
and tax forms.                                      products and services represented by AIM Investments. AIM is a subsidiary of
                                                    AMVESCAP PLC, one of the world's largest independent financial services
WHY SIGN UP?                                        companies with $471 billion in assets under management as of March 31, 2007.

Register for eDelivery to:                          ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
o  save your Fund the cost of printing and          FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
   postage.                                         FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================
o  reduce the amount of paper you receive.

o gain access to your documents faster by not waiting for the mail.

o view your documents online anytime at your convenience.

o save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

AIMinvestments.com               TEC-AR-1               A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

===================================================================================
Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO]
Funds   Traded     Products               Savings  Managed     Products  Management       --Registered Trademark--
        Funds                             Plans    Accounts
===================================================================================

                         AIM Tax-Free Intermediate Fund

                 Annual Report to Shareholders - March 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Tax-Free Investment Grade

Table of Contents

Supplemental Information .................      2
Letters to Shareholders ..................      3
Performance Summary ......................      5
Management Discussion ....................      5
Fund Expenses ............................      7
Long-term Fund Performance ...............      8
Schedule of Investments ..................    F-1
Financial Statements .....................    F-6
Notes to Financial Statements ............    F-9
Financial Highlights .....................   F-13
Auditor's Report .........................   F-17
Tax Information ..........................   F-18
Trustees and Officers ....................   F-19

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]   [GRAPHIC]
[DOMESTIC     [FIXED
 EQUITY]     INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM Tax-Free Intermediate Fund

AIM TAX-FREE INTERMEDIATE FUND's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.

o Unless otherwise stated, information presented in this report is as of March 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          o The tax-exempt character of the interest   OTHER INFORMATION
                                             paid on synthetic municipal securities is
o As of the close of business October 30,    based on the tax-exempt income stream from   o Revenue bonds are issued to finance
2002, Class A shares were closed to new      the collateral. The Internal Revenue         public works projects and are supported
investors.                                   Service has not ruled on this issue and      directly by the project's revenues.
                                             could deem income derived from synthetic     General obligation bonds are backed by the
PRINCIPAL RISKS OF INVESTING IN THE FUND     municipal securities to be taxable.          full faith and credit (including the
                                                                                          taxing and further borrowing power) of a
o The Fund may invest in debt securities     o There is no guarantee that the             state or municipality. Revenue bonds often
such as notes and bonds that carry           investment techniques and risk analyses      are considered more attractive, since many
interest rate risk and credit risk.          used by the Fund's managers will produce     publicworks projects (water and sewer
                                             the desired results. About indexes used in   improvements, for example) are
o The Fund may invest in lower quality       this report                                  necessities, and demand for them remains
debt securities, commonly known as "junk                                                  constant regardless of economic
bonds." Compared to higher quality debt      ABOUT INDEXES USED IN THIS REPORT            conditions. Shareholders may benefit from
securities, junk bonds involve greater                                                    their consistent income in the event of an
risk of default or price changes due to      o The unmanaged LEHMAN BROTHERS MUNICIPAL    economic slow down. Escrowed and
changes in credit quality of the issuer,     BOND INDEX, which represents the             pre-refunded bonds are bonds whose
because they are generally unsecured and     performance of investment-grade municipal    repayment is guaranteed by the funds from
because they may be subordinated to other    bonds, is compiled by Lehman Brothers, a     a second bond issue, which are usually
creditors' claims. Credit ratings of junk    global investment bank.                      invested in U.S. Treasury bonds.
bonds do not necessarily reflect their
actual market risk.                          o The MERRILL LYNCH 3-7 YEAR MUNICIPAL       o The average credit quality of the Fund's
                                             INDEX is a domestic bond index that holds    holdings as of the close of the reporting
o The value of, payment of interest and      investment-grade municipal bonds with        period represents the weighted average
repayment of principal by, and the ability   maturities that range between 3 and 7        quality rating of the securities in the
of the Fund to sell a municipal security     years.                                       portfolio as assigned by Nationally
may be affected by constitutional                                                         Recognized Statistical Rating
amendments, legislative enactments,          o The unmanaged LIPPER INTERMEDIATE          Organizations based on assessment of the
executive orders, administrative             MUNICIPAL DEBT FUNDS INDEX represents an     credit quality of the individual
regulations and voter initiatives as well    average of the largest intermediate-term     securities. For non-rated securities in
as the economies of the regions in which     municipal-bond funds tracked by Lipper       the portfolio the credit quality rating is
the Fund invests.                            Inc., an independent mutual fund             assigned by A I M Advisors, Inc. using
                                             performance monitor.                         similar criteria.
o Because the Fund may invest a relatively
high percentage of its total assets in       o The Fund is not managed to track the       o The returns shown in the management's
municipal securities issued by entities      performance of any particular index,         discussion of Fund performance are based
having similar characteristics, the value    including the indexes defined here, and      on net asset values calculated for
of your shares may rise and fall more than   consequently, the performance of the Fund    shareholder transactions. Generally
the shares of a fund that invests in a       may deviate significantly from the           accepted accounting principles require
broader range of securities.                 performance of the indexes.                  adjustments to be made to the net assets
                                                                                          of the Fund at period end for financial
o The prices of and the income generated     o A direct investment cannot be made in an   reporting purposes, and as such, the net
by securities held by the Fund may decline   index. Unless otherwise indicated, index     asset values for shareholder transactions
in response to certain factors, including    results include reinvested dividends, and    and the returns based on those net asset
some directly involving the issuers (or,     they do not reflect sales charges.           values may differ from the net asset
in the case of industrial development        Performance of an index of funds reflects    values and returns reported in the
revenue bonds, the company for whose         fund expenses; performance of a market       Financial Highlights.
benefit the bonds are issued). These         index does not.
factors include general economic and                                                      Continued on page 9
market conditions, regional or global
economic instability and interest rate
fluctuations.

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares    AITFX
=======================================================================================   Class A3 Shares   ATFAX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM TAX-FREE INTERMEDIATE FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review, and what factors affected
    [TAYLOR                                  its performance. The following pages contain important information that answers
    PHOTO]                                   questions you may have about your investment.

                                                Most major stock market indexes, in the U.S. and overseas, performed well
   Philip Taylor                             for the 12 months ended March 31, 2007, as did major fixed-income indexes.(1)
                                             Reasons for their positive performance included continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve Board, among other factors.(2)

                                                As the period covered by this report drew to a close, however, stock market volatility returned. In late February, Asian markets sold off, triggering a global decline. Additional volatility followed in March, partly due to uncertainty about the health of the U.S. housing market and rising concern about the ability of sub-prime borrowers to repay their mort gages. By mid-April, after the close of the period covered by this report, U.S. and foreign markets had largely resumed their upward trend, helped by good economic growth and a rash of corporate buyouts.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and some-times dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o Domestic, global and international equity funds

                                             o Taxable and tax-exempt fixed-income funds

                                             o Allocation portfolios, with risk/return characteristics to match your needs

                                             o AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your investment goals, time horizon and risk tolerance. Market volatility can be disconcerting--but your financial advisor can help you keep on track with your investment program, making periodic adjustments as market conditions and your changing investment goals warrant.

                                             In conclusion

                                             Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                Of course, you can access your account information, review your Fund's performance, learn more about your Fund's investment strategies and obtain general investing information when it's convenient for you by visiting our Web site, AIMinvestments.com.

                                                All of us at AIM are committed to helping you achieve your financial goals.
                                             We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             May 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

                                             Sources: (1) Lipper Inc.; (2) U.S. Federal Reserve Board

AIM TAX-FREE INTERMEDIATE FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             Your AIM Funds Board started 2007 committed to continue working with management
   [CROCKETT                                 at A I M Advisors, Inc. (AIM) with the goal of improving performance and
     PHOTO]                                  lowering shareholder expenses for the AIM Funds.

                                                The progress made to date is encouraging. Following the general trends of
Bruce L. Crockett                            global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds im-
                                             proved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December
                                             31, 2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more
                                             AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the
                                             AIM Funds in the past two years. An article in the November 21, 2006, issue of
                                             Morningstar Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             May 17, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM TAX-FREE INTERMEDIATE FUND

MANAGEMENT'S DISCUSSION                                                                   well as investing up to 20% of the Fund's
OF FUND PERFORMANCE                                                                       total net assets in below-investment-grade
=======================================================================================   issues. Finally, the Fund generally does
PERFORMANCE SUMMARY                                                                       not invest in bonds that pay interest
                                                                                          subject to the alternative minimum tax.
For the fiscal year ended March 31, 2007, and excluding applicable sales charges, Class
A shares of AIM Tax-Free Intermediate Fund underperformed the Fund's broad market and        We generally invest in revenue bonds,
style-specific indexes, the Lehman Brothers Municipal Bond Index and the Merrill Lynch    which are municipal bonds issued to
3-7 Year Municipal Index, respectively. 1 The Fund's underperformance was primarily       finance specific public works, such as
attributable to its investments in shorter duration municipal securities, as the          bridges or sewer systems. Proceeds
longer portion of the tax-exempt bond yield curve outper formed the short-er maturity     generated by those specific projects are
portion during the year. 2 In addition, our investments in high-rated bonds detracted     used to pay interest and principal on the
from performance, given lower credit quality municipal bonds outperformed the higher      bonds. We also prefer to invest in insured
quality sector.(2)                                                                        municipal bonds, which offer competitive
                                                                                          yields with greater safety and liquidity
   Your Fund's long-term performance appears on pages 8 and 9.                            than similar uninsured municipal bonds.

FUND VS. INDEXES                                                                             We typically purchase and hold
                                                                                          municipal bonds to maturity to avoid
Total returns, 3/31/06-3/31/07, excluding applicable sales charges. If sales charges      selling-related capital gains. However,
were included, returns would be lower.                                                    there are times when we will sell
                                                                                          securities based on the following factors:
Class A Shares                                                                   3.49%
Class A3 Shares                                                                  3.23     o A downgrade in credit quality
Lehman Brothers Municipal Bond Index(1) (Broad Market Index)                     5.43
Merrill Lynch 3-7 Year Municipal Index(1) (Style-Specific Index)                 4.37     o A decision to shorten or lengthen the
Lipper Intermediate Municipal Debt Funds Index(1) (Peer Group Index)             4.55
                                                                                          Fund's duration
Sources: (1)Lipper Inc.; (2)Lehman Brothers Inc.
=======================================================================================   o A decision to limit or reduce the Fund's
                                                                                          exposure to a particular sector or issuer
HOW WE INVEST                                which include revenue and general
                                             obligation bonds. The Fund is permitted to   MARKET CONDITIONS AND YOUR FUND
We believe that actively managed portfolio   purchase bonds of different maturity
of municipal bonds can provide a steady      structures to better capitalize on           Gross domestic product, a measure of
stream of tax-exempt income while seeking    movements of interest rates and to manage    economic growth, declined from an
to protect principal. Through active         effectively its duration for preserva-       annualized rate of 2.5% in the fourth
management, we strive to avoid capital       tion of capital purposes. Effective July     quarter of 2006 to 1.3% in the first
gains and ordinary income, which are         20, 2006, the Fund's investment strategies   quarter of 2007.1 While consumer spending
taxable to shareholders, while providing     were modified to reflect our need for        remained healthy, reduced investments in
competitive income in all market             further diversification of managed           housing, businesses and inventories
environments.                                assets by investing in BBB-rated or          inhibited more robust growth in the last
                                             equivalent municipal bonds as                quarter of 2006. Economic activity in the
   We invest primarily in municipal bonds,
                                                                                                                         (continued)
           PORTFOLIO COMPOSITION

By credit quality as of 3/31/07

==========================================   =======================================================================================
                [PIE CHART                   TOP FIVE FIXED INCOME HOLDINGS

AA                                   18.4%                                                                                  % OF NET
A                                     5.2%                                                              COUPON   MATURITY    ASSETS
BBB/NR                                0.3%
AAA                                  76.1%   1. Chicago (City of)                                        6.50%    12/1/08     4.4%

==========================================   2. Energy Northwest                                         5.50      7/1/11     4.3
The Fund's holdings are subject to change,
and there is no assurance that the Fund      3. New Jersey (State of) Transportation Trust Fund
will continue to hold any particular             Authority                                               5.50     6/15/10     4.0
security.
                                             4. San Antonio (City of)                                    5.25      2/1/10     3.1

                                             5. Washington (State of)                                    4.75      4/1/11     2.9

                                             =======================================================================================

                                             Total Net Assets                                                        $186.93 million
                                             Total Number of Holdings                                                             90
                                             Average Credit Quality Rating                                                       AA+
                                             Weighted Average Maturity                                                    3.65 years
                                             Average Duration                                                             2.86 years

                                             =======================================================================================

AIM Tax-Free Intermediate Fund

manufacturing sector expanded in March          The 10-year and longer maturity portion   THE VIEWS AND OPINIONS EXPRESSED IN
2007 for the second consecutive month,       of the municipal market performed better     MANAGEMENT'S DISCUSSION OF FUND
while the overall economy had grown 65       than the shorter maturity portion during     PERFORMANCE ARE THOSE OF A I M ADVISORS,
consecutive months by the end of the         the year. (5) Despite the most recent        INC. THESE VIEWS AND OPINIONS ARE SUBJECT
fiscal year.(2)                              steepening of the municipal bond yield       TO CHANGE AT ANY TIME BASED ON FACTORS
                                             curve, when yields at the longer end of      SUCH AS MARKET AND ECONOMIC CONDITIONS.
In early 2007, high inventory levels and     the curve increased more than at the         THESE VIEWS AND OPINIONS MAY NOT BE RELIED
stress in the sub-prime mortgage market      shorter end, the Fund's overall short        UPON AS INVESTMENT ADVICE OR
added an element of risk to the housing      duration/short maturity positioning had      RECOMMENDATIONS, OR AS AN OFFER FOR A
sector's stability. In addition, measures    a negative impact on performance.(5)         PARTICULAR SECURITY. THE INFORMATION IS
of manufactur-ers' inventory levels had                                                   NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
decreased, putting downward pressure on         Our emphasis on thorough credit           ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
economic growth. On the other hand, labor    research helped us build a portfolio of      THE FUND. STATEMENTS OF FACT ARE FROM
markets remained relatively strong in        municipal bonds with higher credit           SOURCES CONSIDERED RELIABLE, BUT A I M
January and February, generally offsetting   quality. Based on historical comparisons,    ADVISORS, INC. MAKES NO REPRESENTATION OR
the weakening of other economic              we viewed current yields earned on lower     WARRANTY AS TO THEIR COMPLETENESS OR
indicators.                                  quality issues as insufficiently com-        ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
                                             pensatory for the risks associated with      IS NO GUARANTEE OF FUTURE RESULTS, THESE
                                             these investments. As a result, we           INSIGHTS MAY HELP YOU UNDERSTAND OUR
   As a result, recent mixed economic        generally remained invested in higher        INVESTMENT MANAGEMENT PHILOSOPHY.
signals prompted markets to scale back       quality municipal bonds with AAA and AA
their expectations for a potential           credit ratings. Given that lower rated          See important Fund and index
interest rate cut by the U.S. Federal        tax-exempt issues generally outperformed     disclosures on the inside front cover.
Reserve Board (the Fed) in the first half    higher quality municipal bonds during the
of 2007. On March 21, 2007, as widely        year, the Fund's relative performance was               Richard A. Berry
anticipated by financial markets, the Fed    negatively affected.(5)                                 Chartered Financial Analyst,
decided to keep the federal funds target                                                   [BERRY    senior portfolio manager, is
rate at 5.25%.(3) This was the sixth            We maintained the Fund's sector            PHOTO]    co-manager of AIM Tax-Free
consecutive meeting at which the Fed left    allocation strategy relatively constant                 Intermediate Fund. Mr. Berry
the rate unchanged after 17 consecutive      throughout the year, favoring insured                   joined AIM in 1987 and has been
increases.(3)                                municipal bonds over uninsured bonds.                   in the investment industry
                                             Insured bonds generally offer competitive    since 1968. He has served as president
   The interest rate environment continued   yields with greater safety and liquidity     and director of the Dallas Association of
to be defined by a flat to slightly          than similarly structured uninsured          Investment Analysts, chairman of the
inverted yield curve, as yields of the       municipal securities. The insured sector     board of regents of the Financial
two-year Treasury were higher than the       performed relatively well for the year. As   Analysts Seminar and a trustee of
10-year Treasury for the most of the         a result, our large allocation to these      Lancaster Independent School District. He
reporting period.(4) The yield curve shows   types of bonds reflected positively on       earned his B.B.A. and M.B.A. from Texas
the yields of bonds of the same quality,     performance.                                 Christian University.
but differing maturities.
                                                The Fund had a significant weighting in
   By historical standards, municipal        bonds issued by Texas entities. During the
bonds remained attractively valued           year, tax-exempt bonds issued in Texas, as
throughout the fiscal year; however, their   a group, underperformed the national                    Stephen D. Turman
performance generally lagged the taxable     benchmark, the Lehman Brothers Municipal                Chartered Financial Analyst,
bond sector.                                 Bond Index, which had a negative impact on    [TURMAN   senior portfolio manager, is
                                             the Fund's relative performance.              PHOTO]    co-manager of AIM Tax-Free
   Demand for higher yield continued to                                                              Intermediate Fund. Mr. Turman
drive performance in the municipal bond         We appreciate your continued                         began his career in the
market. Investors sought extra yield in      participation in AIM Tax-Free Intermediate   investment business in 1983 and joined
the lower-rated segment of the market,       Fund.                                        AIM as a trader in 1985. Prior to joining
which outperformed higher quality                                                         AIM, he worked in institutional sales.
municipal bonds during the 12-month          Sources: (1) Bureau of Economic Analysis;    Mr. Turman earned a B.B. A. in finance
period.(5)                                   (2) Institute for Supply Management; (3)     from The University of Texas at
                                             U.S. Federal Reserve Board; (4) U.S.         Arlington.
   During the year, the Fund maintained a    Treasury Department; (5)Lehman Brothers Inc.
defensive positioning by holding the                                                      Assisted by the Municipal Bond Team
portfolio's duration short--2.86 years by
the end of the year. In consideration to                                                  FOR A PRESENTATION OF YOUR FUND'S
the Fund's maturities structure, we were                                                  LONG-TERM PERFORMANCE, PLEASE SEE PAGES 8
invested in the shorter end of the                                                        AND 9.
maturity range as well.


AIM TAX-FREE INTERMEDIATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds
and other Fund expenses. This example is
intended to help you understand your                                                         Please note that the expenses shown in
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          the table are meant to highlight your
the Fund and to compare these costs with     PURPOSES                                     ongoing costs only and do not reflect any
ongoing costs of investing in other mutual                                                transaction costs, such as sales charges
funds. The example is based on an            The table below also provides information    (loads) on purchase payments, contingent
investment of $1,000 invested at the         about hypothetical account values and        deferred sales charges on redemptions, and
beginning of the period and held for the     hypothetical expenses based on the Fund's    redemption fees, if any. Therefore, the
entire period October 1, 2006, through       actual expense ratio and an assumed rate     hypothetical information is useful in
March 31, 2007.                              of return of 5% per year before expenses,    comparing ongoing costs only, and will not
                                             which is not the Fund's actual return. The   help you determine the relative total
ACTUAL EXPENSES                              Fund's actual cumulative total returns at    costs of owning different funds. In
                                             net asset value after expenses for the six   addition, if these transaction costs were
The table below provides information about   months ended March 31, 2007, appear in the   included, your costs would have been
actual account values and actual expenses.   table "Cumulative Total Returns" on page     higher.
You may use the information in this table,   9.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (10/1/06)             (3/31/07)(1)           PERIOD(2)      (3/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,013.90               $2.51        $1,022.44             $2.52             0.50%
   A3               1,000.00               1,012.60                3.76         1,021.19              3.78             0.75

(1)  The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended March 31, 2007, appear in the table "Cumulative Total Returns" on page 9.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM TAX-FREE INTERMEDIATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
rein vested distributions, applicable        effective than other types of charts in
sales charges, Fund expenses and             illustrating changes in value during the
management fees. Index results include       early years shown in the chart. The
reinvested dividends, but they do not        vertical axis, the one that indicates the
reflect sales charges. Performance of an     dollar value of an investment, is
index of funds reflects fund expenses and    constructed with each segment representing
management fees; performance of a market     a percent change in the value of the
index does not. Performance shown in the     investment. In this chart, each segment
chart and table(s) does not reflect          represents a doubling, or 100% change, in
deduction of taxes a shareholder would pay   the value of the investment. In other
on Fund distributions or sale of Fund        words, the space between $5,000 and
shares. Performance of the indexes does      $10,000 is the same size as the space
not reflect the effects of taxes.            between $10,000 and $20,000, and so on.

=====================================================================================================

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT

INDEX DATA FROM 4/30/87, FUND DATA FROM 5/11/87

              AIM TAX-FREE     LEHMAN BROTHERS    LIPPER INTERMEDIATE
           INTERMEDIATE FUND    MUNICIPAL BOND   MUNICIPAL DEBT FUNDS
  DATE      -CLASS A SHARES        INDEX(1)            INDEX(1)
04/30/87                           $10000               $10000          11/92   14551   16504   15278
   05/87        $ 9813               9950                 9978          12/92   14682   16672   15413
   06/87          9896              10243                10180          01/93   14842   16866   15591
   07/87          9993              10347                10304          02/93   15213   17476   16059
   08/87          9958              10370                10318          03/93   15074   17291   15876
   09/87          9694               9988                 9998          04/93   15186   17466   16004
   10/87          9746              10023                10028          05/93   15242   17564   16057
   11/87          9853              10285                10243          06/93   15427   17857   16275
   12/87         10052              10434                10390          07/93   15399   17880   16269
   01/88         10284              10806                10711          08/93   15641   18253   16558
   02/88         10416              10920                10765          09/93   15827   18461   16747
   03/88         10308              10793                10665          10/93   15855   18497   16774
   04/88         10346              10875                10718          11/93   15798   18333   16671
   05/88         10303              10844                10713          12/93   16008   18720   16945
   06/88         10387              11002                10802          01/94   16168   18934   17119
   07/88         10483              11074                10856          02/94   15892   18444   16756
   08/88         10442              11084                10863          03/94   15599   17693   16286
   09/88         10596              11284                10994          04/94   15688   17843   16355
   10/88         10691              11483                11132          05/94   15792   17997   16484
   11/88         10615              11378                11062          06/94   15762   17887   16436
   12/88         10709              11495                11151          07/94   15910   18215   16641
   01/89         10862              11732                11284          08/94   15969   18278   16705
   02/89         10772              11598                11214          09/94   15864   18010   16533
   03/89         10746              11571                11182          10/94   15759   17691   16351
   04/89         10945              11846                11374          11/94   15639   17370   16108
   05/89         10971              12091                11551          12/94   15780   17753   16348
   06/89         11195              12256                11681          01/95   16007   18260   16665
   07/89         11312              12423                11821          02/95   16266   18791   17011
   08/89         11225              12301                11761          03/95   16405   19007   17162
   09/89         11183              12264                11738          04/95   16482   19030   17199
   10/89         11320              12414                11843          05/95   16760   19637   17602
   11/89         11397              12631                11998          06/95   16730   19465   17547
   12/89         11614              12735                12103          07/95   16874   19649   17707
   01/90         11590              12675                12057          08/95   17002   19899   17880
   02/90         11681              12788                12161          09/95   17053   20025   17969
   03/90         11670              12791                12162          10/95   17171   20316   18139
   04/90         11671              12699                12074          11/95   17320   20653   18332
   05/90         11815              12976                12301          12/95   17391   20851   18450
   06/90         11902              13090                12401          01/96   17511   21009   18594
   07/90         11999              13283                12564          02/96   17487   20867   18536
   08/90         12002              13090                12451          03/96   17398   20600   18350
   09/90         12023              13098                12494          04/96   17389   20542   18318
   10/90         12173              13336                12659          05/96   17413   20534   18317
   11/90         12314              13604                12862          06/96   17502   20758   18431
   12/90         12378              13663                12912          07/96   17604   20946   18594
   01/91         12505              13846                13065          08/96   17625   20941   18601
   02/91         12627              13967                13172          09/96   17745   21234   18769
   03/91         12644              13972                13192          10/96   17863   21474   18953
   04/91         12750              14158                13348          11/96   18083   21867   19234
   05/91         12835              14284                13439          12/96   18054   21775   19183
   06/91         12847              14270                13429          01/97   18125   21816   19231
   07/91         12953              14444                13571          02/97   18230   22016   19376
   08/91         13104              14634                13717          03/97   18150   21723   19179
   09/91         13218              14825                13871          04/97   18238   21905   19278
   10/91         13326              14958                13993          05/97   18446   22234   19505
   11/91         13383              15000                14031          06/97   18587   22471   19686
   12/91         13599              15322                14311          07/97   18916   23094   20113
   01/92         13664              15357                14349          08/97   18817   22877   19957
   02/92         13722              15362                14363          09/97   18994   23148   20169
   03/92         13705              15368                14335          10/97   19064   23298   20264
   04/92         13808              15504                14448          11/97   19135   23435   20343
   05/92         13942              15687                14606          12/97   19363   23776   20603
   06/92         14113              15950                14810          01/98   19539   24022   20777
   07/92         14475              16428                15226          02/98   19541   24029   20787
   08/92         14372              16268                15073          03/98   19560   24050   20801
   09/92         14458              16374                15162          04/98   19457   23942   20704
   10/92         14367              16213                15025          05/98   19690   24321   20982

=====================================================================================================

                                                         SOURCE: (1) LIPPER INC.

=====================================================================================================

                                [MOUNTAIN CHART]

   07/98         19818              24478                21102          05/05   26957   35903   28750
   08/98         20072              24856                21406          06/05   27079   36126   28892
   09/98         20273              25166                21638          07/05   26960   35963   28738
   10/98         20311              25165                21645          08/05   27081   36326   28984
   11/98         20368              25253                21692          09/05   27035   36081   28835
   12/98         20425              25317                21761          10/05   26951   35862   28685
   01/99         20664              25618                22005          11/05   27013   36034   28800
   02/99         20575              25506                21888          12/05   27113   36344   28998
   03/99         20596              25541                21882          01/06   27189   36442   29073
   04/99         20653              25605                21943          02/06   27216   36687   29199
   05/99         20581              25457                21813          03/06   27143   36434   29027
   06/99         20340              25091                21516          04/06   27194   36421   29017
   07/99         20473              25182                21616          05/06   27270   36584   29154
   08/99         20399              24980                21516          06/06   27221   36446   29039
   09/99         20476              24990                21529          07/06   27374   36879   29342
   10/99         20364              24720                21378          08/06   27576   37427   29723
   11/99         20537              24983                21559          09/06   27703   37687   29899
   12/99         20444              24796                21462          10/06   27781   37923   30039
   01/00         20350              24688                21368          11/06   27853   38239   30224
   02/00         20448              24975                21532          12/06   27836   38104   30120
   03/00         20738              25521                21840          01/07   27833   38007   30056
   04/00         20643              25370                21748          02/07   28012   38507   30376
   05/00         20548              25238                21658          03/07   28086   38413   30346
   06/00         20998              25907                22105
   07/00         21235              26267                22356
   08/00         21492              26672                22633
   09/00         21456              26533                22567
   10/00         21636              26823                22755
   11/00         21718              27026                22863
   12/00         22120              27694                23323
   01/01         22403              27968                23593
   02/01         22466              28057                23669
   03/01         22630              28308                23850
   04/01         22429              28001                23636
   05/01         22653              28303                23878
   06/01         22775              28492                24027
   07/01         23019              28914                24316
   08/01         23325              29391                24684
   09/01         23365              29292                24650
   10/01         23584              29641                24886
   11/01         23327              29391                24628
   12/01         23110              29113                24442
   01/02         23533              29618                24797
   02/02         23830              29975                25075
   03/02         23308              29388                24619
   04/02         23860              29962                25098
   05/02         23970              30144                25234
   06/02         24272              30463                25491
   07/02         24544              30855                25786
   08/02         24816              31225                26023
   09/02         25238              31909                26477
   10/02         24933              31380                26075
   11/02         24821              31250                25969
   12/02         25334              31909                26483
   01/03         25312              31828                26387
   02/03         25613              32273                26752
   03/03         25610              32293                26745
   04/03         25761              32506                26915
   05/03         26266              33267                27463
   06/03         26177              33126                27334
   07/03         25447              31967                26508
   08/03         25622              32205                26706
   09/03         26268              33152                27390
   10/03         26110              32985                27258
   11/03         26243              33329                27476
   12/03         26401              33605                27638
   01/04         26491              33797                27742
   02/04         26806              34306                28132
   03/04         26645              34186                27959
   04/04         26165              33377                27375
   05/04         26095              33256                27340
   06/04         26139              33377                27408
   07/04         26346              33816                27682
   08/04         26738              34494                28139
   09/04         26784              34677                28227
   10/04         26899              34975                28379
   11/04         26710              34687                28151
   12/04         26897              35110                28426
   01/05         26924              35438                28549
   02/05         26809              35321                28427
   03/05         26645              35098                28217
   04/05         26885              35651                28587

=====================================================================================================

AIM TAX-FREE INTERMEDIATE FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS                     BE LOWER OR HIGHER. PLEASE VISIT
                                                                                          AIMINVESTMENTS.COM FOR THE MOST RECENT
As of 3/31/07, including applicable          Six months ended 3/31/07, excluding          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
sales charges                                applicable sales charges                     REFLECT REINVESTED DISTRIBUTIONS, CHANGES
                                                                                          IN NET ASSET VALUE AND THE EFFECT OF THE
CLASS A SHARES                               Class A Shares    1.39%                      MAXIMUM APPLICABLE SALES CHARGE UNLESS
                                             Class A3 Shares   1.26                       OTHERWISE STATED. INVESTMENT RETURN AND
Inception (5/11/87)   5.33%                  ==========================================   PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
10 Years              4.36                                                                MAY HAVE A GAIN OR LOSS WHEN YOU SELL
5 Years               3.59                      CLASS A SHARE PERFORMANCE REFLECTS THE    SHARES.
1 Year                2.46                   MAXIMUM 1.00% SALES CHARGE. CLASS A3
                                             SHARES DO NOT HAVE A FRONT-END SALES            THE PERFORMANCE OF THE FUND'S SHARE
CLASS A3 SHARES                              CHARGE OR A CDSC; THEREFORE, PERFORMANCE     CLASSES WILL DIFFER PRIMARILY DUE TO
10 Years              4.10%                  QUOTED IS AT NET ASSET VALUE. THE            DIFFERENT SALES CHARGE STRUCTURES AND
5 Years               3.45                   INCEPTION DATE OF CLASS A SHARES IS MAY      CLASS EXPENSES.
1 Year                3.23                   11, 1987.
==========================================                                                   HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                THE TOTAL ANNUAL FUND OPERATING EXPENSE   REIMBURSED EXPENSES IN THE PAST,
THE INCEPTION DATE OF CLASS A3 SHARES        RATIO SET FORTH IN THE MOST RECENT FUND      PERFORMANCE WOULD HAVE BEEN LOWER.
IS OCTOBER 31, 2002. RETURNS SINCE           PROSPECTUS AS OF THE DATE OF THIS REPORT
THAT DATE ARE HISTORICAL RETURNS. ALL        FOR CLASS A AND CLASS A3 SHARES WAS 0.46%
OTHER RETURNS ARE THE BLENDED RETURNS        AND 0.71%, RESPECTIVELY. THE EXPENSE
OF THE HISTORICAL PERFORMANCE OF THE         RATIOS PRESENTED ABOVE MAY VARY FROM THE
FUND'S CLASS A3 SHARES SINCE THEIR           EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
INCEPTION AND THE RESTATED HISTORICAL        OF THIS REPORT THAT ARE BASED ON EXPENSES
PERFORMANCE OF THE FUND'S CLASS A            INCURRED DURING THE PERIOD COVERED BY THIS
SHARES (FOR PERIODS PRIOR TO THE             REPORT.
INCEPTION OF CLASS A3 SHARES) AT NET
ASSET VALUE, ADJUSTED TO REFLECT RULE           THE PERFORMANCE DATA QUOTED REPRESENT
12B-1 FEES APPLICABLE TO CLASS A3            PAST PERFORMANCE AND CANNOT GUARANTEE
SHARES. THE INCEPTION DATE OF CLASS A        COMPARABLE FUTURE RESULTS; CURRENT
SHARES IS MAY 11, 1987.                      PERFORMANCE MAY

Continued from inside front cover

o The Chartered Financial Analyst            and third quarters, the Fund files the       that the Fund uses to determine how to
--REGISTERED TRADEMARK--(CFA --REGISTERED    lists with the Securities and Exchange       vote proxies relating to portfolio
TRADEMARK--) designation is a globally       Commission (SEC) on Form N-Q. The most       securities is available without charge,
recognized standard for measuring the        recent list of portfolio holdings is         upon request, from our Client Services
competence and integrity of investment       available at AIMinvestments.com. From our    department at 800-959-4246 or on the AIM
professionals.                               home page, click on Products &               Web site, AIMinvestments.com. On the home
                                             Performance, then Mutual Funds, then Fund    page, scroll down and click on AIM Funds
o Weighted average maturity is the           Overview. Select your Fund from the          Proxy Policy. The information is also
weighted average of the remaining terms to   drop-down menu and click on Complete         available on the SEC Web site, sec.gov.
maturity of the securities underlying the    Quarterly Holdings. Shareholders can also
collateral pool at the date of issue,        look up the Fund's Forms N-Q on the SEC
using the balances of the securities as of   Web site at sec.gov. Copies of the Fund's    Information regarding how the Fund voted
the issue date as the weighting factor.      Forms N-Q may be reviewed and copied at      proxies related to its portfolio
                                             the SEC Public Reference Room in             securities during the 12 months ended June
The Fund provides a complete list of its     Washington, D.C. You can obtain              30, 2006, is available at our Web site. Go
holdings four times in each fiscal year,     information on the operation of the Public   to AIMinvestments.com, access the About Us
at the quarter-ends. For the second and      Reference Room, including information        tab, click on Required Notices and then
fourth quarters, the lists appear in the     about duplicating fee charges, by calling    click on Proxy Voting Activity. Next,
Fund's semiannual and annual reports to      202-942-8090 or 800-732-0330, or by elec-    select the Fund from the drop-down menu.
shareholders. For the first                  tronic request at the following e-mail       The information is also available on the
                                             address: publicinfo@sec.gov. The SEC file    SEC Web site, sec.gov.
                                             numbers for the Fund are 811-07890 and
                                             033-66242.

                                             A description of the policies and
                                             procedures

Supplement to Annual Report dated 3/31/07

AIM TAX-FREE INTERMEDIATE FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 3/31/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    10 Years     4.46%                           INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to       5 Years     3.79                            FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined    1 Year      3.43                            MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain          6 Months*   1.39                            ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             * Cumulative total return that has not       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             been annualized                              MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS JULY 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS MAY 11,
                                             1987.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES IN THE PAST,
                                             PERFORMANCE WOULD HAVE BEEN LOWER.

==========================================
NASDAQ Symbol                        ATFIX
==========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com                 TFI-INS-1            A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      example, an $8,600 account value divided        THE HYPOTHETICAL ACCOUNT VALUES AND
                                             by $1,000 = 8.6), then multiply the result   EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by the number in the table under the         ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
ongoing costs, including management fees     heading entitled "Actual Expenses Paid       YOU PAID FOR THE PERIOD. YOU MAY USE THIS
and other Fund expenses. This example is     During Period" to estimate the expenses      INFORMATION TO COMPARE THE ONGOING COSTS
intended to help you understand your         you paid on your account during this         OF INVESTING IN THE FUND AND OTHER FUNDS.
ongoing costs (in dollars) of investing in   period.                                      TO DO SO, COMPARE THIS 5% HYPOTHETICAL
the Fund and to compare these costs with                                                  EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
ongoing costs of investing in other mutual   HYPOTHETICAL EXAMPLE FOR COMPARISON          THAT APPEAR IN THE SHAREHOLDER REPORTS OF
funds. The example is based on an            PURPOSES                                     THE OTHER FUNDS.
investment of $1,000 invested at the
beginning of the period and held for the     The table below also provides information       Please note that the expenses shown in
entire period October 1, 2006, through       about hypothetical account values and        the table are meant to highlight your
March 31, 2007.                              hypothetical expenses based on the Fund's    ongoing costs only. Therefore, the
                                             actual expense ratio and an assumed rate     hypothetical information is useful in
ACTUAL EXPENSES                              of return of 5% per year before expenses,    comparing ongoing costs only, and will not
                                             which is not the Fund's actual return. The   help you determine the relative total
The table below provides information about   Fund's actual cumulative total return        costs of owning different funds.
actual account values and actual expenses.   after expenses for the six months ended
You may use the information in this table,   March 31, 2007, appears in the table on
together with the amount you invested, to    the front of this supplement.
estimate the expenses that you paid over
the period. Simply divide your account
value by $1,000 (for

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (10/1/06)             (3/31/07)(1)           PERIOD(2)      (3/31/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,013.90               $2.51        $1,022.44             $2.52             0.50%

(1)  The actual ending account value is based on the actual total return of the Fund for the period October 1, 2006, through March
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended March 31, 2007, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com                 TFI-INS-1            A I M Distributors, Inc.

AIM Tax Free Intermediate Fund

SCHEDULE OF INVESTMENTS

March 31, 2007


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.96%

ALABAMA-2.44%

Birmingham (City of) Waterworks & Sewer
  Board; Sub. Series 2007 A, Water & Sewer RB
  (INS-Ambac Assurance Corp.) 4.38%,
  01/01/24(b)(c)                               AAA      Aaa      $1,500     $  1,483,245
----------------------------------------------------------------------------------------
Birmingham (City of); Series 2001 B,
  Refunding Unlimited Tax GO Wts.
  (INS-Financial Security Assurance Inc.)
  5.25%, 07/01/10(b)(c)                        AAA      Aaa       1,950        2,044,458
----------------------------------------------------------------------------------------
Jefferson (County of); Series 2000, School RB
  Wts. (INS-Financial Security Assurance
  Inc.) 5.05%, 02/15/09(b)(c)                  AAA      Aaa       1,000        1,024,960
========================================================================================
                                                                               4,552,663
========================================================================================

ARIZONA-1.71%

Phoenix (City of) Civic Improvements Corp.;
  Series 2001, Refunding Wastewater System
  Jr. Lien RB (INS-Financial Guaranty
  Insurance Co.) 5.25%, 07/01/11(b)(c)         AAA      Aaa       3,000        3,189,300
========================================================================================

ARKANSAS-0.94%

Little Rock (City of) School District; Series
  2001 C, Limited Tax GO (INS-Financial
  Security Assurance Inc.) 5.00%,
  02/01/10(b)(c)                                --      Aaa       1,695        1,757,190
========================================================================================

COLORADO-0.56%

Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A, RB (INS-Financial
  Security Assurance Inc.) 5.00%,
  06/15/11(b)(c)                               AAA      Aaa       1,000        1,053,240
========================================================================================

CONNECTICUT-0.55%

Connecticut (State of) Resources Recovery
  Authority (Bridgeport Resco Co. L.P.
  Project); Series 1999, Refunding RB
  (INS-MBIA Insurance Corp.) 5.13%,
  01/01/09(b)(c)                               AAA      Aaa       1,000        1,024,960
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA-2.32%

District of Columbia;
  Series 1993 B-1, Refunding Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 5.50%,
  06/01/09(b)(c)                               AAA      Aaa      $1,250     $  1,297,512
----------------------------------------------------------------------------------------
  Series 1999 B, Refunding Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/10(b)(c)                        AAA      Aaa       1,415        1,490,618
----------------------------------------------------------------------------------------
Washington Convention Center Authority;
  Series 1998, Sr. Lien Dedicated Tax RB
  5.25%, 10/01/08(b)(d)(e)                     AAA      Aaa       1,500        1,549,845
========================================================================================
                                                                               4,337,975
========================================================================================

FLORIDA-1.20%

Florida (State of) Board of Education; Series
  2000 B, Lottery RB (INS-Financial Guaranty
  Insurance Co.) 5.75%, 07/01/10(b)(c)         AAA      Aaa       1,000        1,063,910
----------------------------------------------------------------------------------------
Village Center Community Development
  District; Series 1998 A, Refunding
  Recreational RB (INS-MBIA Insurance Corp.)
  5.50%, 11/01/10(b)(c)                        AAA      Aaa       1,105        1,173,278
========================================================================================
                                                                               2,237,188
========================================================================================

GEORGIA-1.95%

Dalton (City of); Series 1999, Combined
  Utilities RB (INS-Financial Security
  Assurance Inc.) 5.75%, 01/01/10(b)(c)        AAA      Aaa       1,015        1,070,064
----------------------------------------------------------------------------------------
Georgia (State of);
  Series 1992 B, Unlimited Tax GO 6.30%,
  03/01/09(b)                                  AAA      Aaa       1,425        1,495,552
----------------------------------------------------------------------------------------
  6.30%, 03/01/10(b)                           AAA      Aaa       1,000        1,074,170
========================================================================================
                                                                               3,639,786
========================================================================================

HAWAII-0.56%

Hawaii (State of); Series 1993 CA, Unlimited
  Tax GO (INS-MBIA Insurance Corp.) 5.75%,
  01/01/10(b)(c)                               AAA      Aaa       1,000        1,054,250
========================================================================================

ILLINOIS-6.80%

Chicago (City of) (Central Loop
  Redevelopment); Sub. Series 2000 A, Tax
  Increment Allocation RB (INS-ACA Financial
  Guaranty Corp.) 6.50%, 12/01/08(b)(c)          A       --       8,000        8,317,280
----------------------------------------------------------------------------------------

AIM Tax Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of); First Series 2001,
  Refunding Unlimited Tax GO (INS-Financial
  Security Assurance Inc.) 5.25%,
  10/01/11(b)(c)                               AAA      Aaa      $1,790     $  1,908,426
----------------------------------------------------------------------------------------
Madison & Saint Clair (Counties of) School
  District No. 10 (Collinsville School
  Building); Series 2001, Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 02/01/11(b)(c)                        AAA      Aaa       1,150        1,204,476
----------------------------------------------------------------------------------------
McHenry (County of) Community Consolidated
  School District No. 47 (Crystal Lake);
  Series 1999, Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.13%, 02/01/10(b)(c)                         --      Aaa       1,250        1,282,650
========================================================================================
                                                                              12,712,832
========================================================================================

INDIANA-0.80%

Zionsville (City of) Community Schools
  Building Corp.; Series 2002, First Mortgage
  RB 5.00%, 07/15/11(b)(d)                     AAA      Aaa       1,420        1,488,515
========================================================================================

KANSAS-2.35%

Johnson (County of) Water District No. 1;
  Series 2001, RB 5.00%, 06/01/11(b)           AAA      Aaa       1,770        1,863,420
----------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City (City of)
  Unified Government (Redevelopment
  Project-Area B); Series 2001, Special
  Obligation RB (INS-Ambac Assurance Corp.)
  5.00%, 12/01/10(b)(c)                        AAA      Aaa         620          648,824
----------------------------------------------------------------------------------------
Wyandotte (County of) School District No.
  500; Series 2001, Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 09/01/11(b)(c)                        AAA      Aaa       1,750        1,878,450
========================================================================================
                                                                               4,390,694
========================================================================================

LOUISIANA-1.43%

Louisiana (State of) Energy & Power Authority
  (Power Project); Series 2000, Refunding RB
  (INS-Financial Security Assurance Inc.)
  5.75%, 01/01/11(b)(c)                        AAA      Aaa       2,500        2,678,300
========================================================================================

MASSACHUSETTS-2.77%

Massachusetts (State of); Series 2000 A,
  Consumer Lien Limited Tax GO 5.75%,
  02/01/09(b)                                   AA      Aa2       5,000        5,185,250
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


MICHIGAN-3.01%

Detroit (City of); Series 1997 B, Refunding
  Unlimited Tax GO (INS-MBIA Insurance Corp.)
  5.38%, 04/01/10(b)(c)                        AAA      Aaa      $1,630     $  1,673,831
----------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
  District; Series 2001, Refunding Unlimited
  Tax GO (CEP-Michigan School Bond Loan Fund)
  5.50%, 05/01/11(b)                            AA      Aa2       1,000        1,067,480
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Co.); Series 1995 CC, Refunding
  Limited Obligation RB (INS-Ambac Assurance
  Corp.) 4.85%, 09/01/11(b)(c)(e)               --      Aaa       1,000        1,036,460
----------------------------------------------------------------------------------------
Taylor (City of); Series 2001, COP (INS-Ambac
  Assurance Corp.) 5.00%, 02/01/11(b)(c)       AAA      Aaa         495          518,809
----------------------------------------------------------------------------------------
Troy (City of) Downtown Development
  Authority; Series 2001, Refunding &
  Development Tax Allocation RB (INS-MBIA
  Insurance Corp.) 5.00%, 11/01/10(b)(c)       AAA      Aaa       1,265        1,323,013
========================================================================================
                                                                               5,619,593
========================================================================================

MINNESOTA-1.44%

Western Minnesota Municipal Power Agency;
  Series 2001 A, Refunding RB (INS-Ambac
  Assurance Corp.) 5.50%, 01/01/10(b)(c)        --      Aaa       1,245        1,306,491
----------------------------------------------------------------------------------------
  5.50%, 01/01/11(b)(c)                         --      Aaa       1,300        1,387,074
========================================================================================
                                                                               2,693,565
========================================================================================

MISSISSIPPI-0.92%

Rankin (County of) School District; Series
  2001, Unlimited Tax GO (INS-Financial
  Security Assurance Inc.) 5.00%,
  10/01/11(b)(c)                               AAA      Aaa       1,625        1,712,360
========================================================================================

MISSOURI-0.60%

Missouri (State of) Health & Educational
  Facilities Authority (Webster University);
  Series 2001, Educational Facilities RB
  (INS-MBIA Insurance Corp.) 5.00%,
  04/01/11(b)(c)                                --      Aaa       1,075        1,128,858
========================================================================================

NEVADA-0.83%

Nevada (State of); Series 1999 A, Capital
  Improvement & Cultural Affairs Limited Tax
  GO 5.00%, 02/01/10(b)                        AA+      Aa1       1,500        1,548,870
========================================================================================

AIM Tax Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

NEW JERSEY-5.76%

Hudson (County of); Series 2006, Unlimited
  Tax GO (INS-CIFG Assurance North America)
  4.25%, 09/01/15(b)(c)                        AAA      Aaa      $2,500     $  2,556,725
----------------------------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Series 1999 A,
  Transportation System RB
  5.50%, 06/15/10(b)(d)                        AAA      Aaa       7,060        7,452,536
----------------------------------------------------------------------------------------
  5.50%, 06/15/10(b)                           AA-       A1         720          757,807
========================================================================================
                                                                              10,767,068
========================================================================================

NEW YORK-3.40%

New York (State of) Dormitory Authority
  (Frances Schervier Obligated Group); Series
  1997, RB (INS-Financial Security Assurance
  Inc.) 5.50%, 07/01/10(b)(c)                  AAA      Aaa       1,205        1,270,986
----------------------------------------------------------------------------------------
New York (State of) Local Government
  Assistance Corp.; Series 1996 A, Refunding
  RB (INS-Ambac Assurance Corp.) 5.13%,
  04/01/10(b)(c)                               AAA      Aaa       5,000        5,087,400
========================================================================================
                                                                               6,358,386
========================================================================================

NORTH CAROLINA-6.06%

Charlotte (City of); Series 1998, Refunding
  Unlimited Tax GO 5.25%, 02/01/10(b)          AAA      Aaa       5,000        5,118,450
----------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Series 1993 B, Refunding
  Power System RB (INS-MBIA Insurance Corp.)
  7.00%, 01/01/08(b)(c)                        AAA      Aaa       1,000        1,024,590
----------------------------------------------------------------------------------------
North Carolina (State of); Series 1999 A,
  Public Improvements Unlimited Tax GO 5.25%,
  03/01/09(b)(d)(e)                            AAA      Aaa       5,000        5,174,000
========================================================================================
                                                                              11,317,040
========================================================================================

NORTH DAKOTA-0.93%

Burleigh (County of) (Medcenter One, Inc.);
  Series 1999, Refunding Health Care RB
  (INS-MBIA Insurance Corp.) 5.25%,
  05/01/09(b)(c)                               AAA      Aaa       1,695        1,745,596
========================================================================================

OHIO-0.68%

Delaware (County of) Sanitary Sewer System;
  Series 2007, Refunding RB (INS-Financial
  Security Assurance Inc.) 4.50%,
  12/01/19(b)(c)                               AAA      Aaa         250          258,018
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Sugarcreek (City of) Local School District;
  Series 2006, Refunding School Improvement
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.) 4.50%, 12/01/23(b)(c)         --      Aaa      $1,000     $  1,009,320
========================================================================================
                                                                               1,267,338
========================================================================================

OKLAHOMA-2.33%

Grady (County of) Industrial Authority;
  Series 1999, Correctional Facilities Lease
  RB (INS-MBIA Insurance Corp.) 5.38%,
  11/01/09(b)(c)                               AAA      Aaa         230          234,517
----------------------------------------------------------------------------------------
Grand River Dam Authority; Series 1993,
  Refunding RB (INS-Ambac Assurance Corp.)
  5.50%, 06/01/09(b)(c)                        AAA      Aaa       2,000        2,075,600
----------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Series 1999, Utility RB (INS-Financial
  Security Assurance Inc.) 5.25%,
  10/01/09(b)(c)                                --      Aaa         750          779,422
----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.68%, 07/15/30(f)(g)                        A-1+      --         903          903,000
----------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building
  Authority; Series 2000, First Mortgage
  Sales Tax RB 5.60%, 03/01/08(b)(d)(e)        NRR      Aaa         355          366,197
========================================================================================
                                                                               4,358,736
========================================================================================

OREGON-0.54%

Oregon (District of) Tri-County Metropolitan
  Transportation; Series 2006, Payroll Tax &
  Grant Receipt RB (INS-MBIA Insurance Corp.)
  4.00%, 05/01/14(b)(c)                        AAA      Aaa       1,000        1,004,330
========================================================================================

PENNSYLVANIA-0.27%

Harrisburg (City of) Authority (Harrisburg
  University of Science); Series 2007 A, RB
  5.40%, 09/01/16(b)(h)                         --       --         500          510,525
========================================================================================

RHODE ISLAND-0.47%

Woonsocket (City of); Series 2000, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.) 5.25%, 10/01/10(b)(c)                    --      Aaa         840          884,528
========================================================================================

AIM Tax Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

SOUTH CAROLINA-1.13%

South Carolina (State of) Public Service
  Authority; Series 1999 A, RB (INS-MBIA
  Insurance Corp.) 5.50%, 01/01/10(b)(c)       AAA      Aaa      $1,000     $  1,047,260
----------------------------------------------------------------------------------------
South Carolina (State of); Series 2001 B,
  Capital Improvements Unlimited Tax GO
  5.50%, 04/01/11(b)                           AA+      Aaa       1,000        1,070,060
========================================================================================
                                                                               2,117,320
========================================================================================

TEXAS-25.27%

Amarillo (City of) Health Facilities Corp.
  (Baptist St. Anthony's Hospital); Series
  1998, RB (INS-Financial Security Assurance
  Inc.) 5.50%, 01/01/10(b)(c)                   --      Aaa       1,275        1,331,865
----------------------------------------------------------------------------------------
Austin (City of); Series 2001, Limited Tax
  Certificates GO 5.00%, 09/01/11(b)           AA+      Aa1       1,900        2,001,137
----------------------------------------------------------------------------------------
Canadian (City of) River Municipal Water
  Authority; Series 1999, Conjunctive Use
  Contract RB 5.00%, 02/15/09(b)(d)(e)         AAA      Aaa       2,245        2,299,845
----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Series 1999, Refunding RB 5.50%,
  10/01/09(b)                                  AA+      Aa2       1,500        1,565,160
----------------------------------------------------------------------------------------
Garland (City of); Series 2001, Limited Tax
  Certificates GO (INS-MBIA Insurance Corp.)
  5.25%, 02/15/11(b)(c)                        AAA      Aaa       2,435        2,572,310
----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Series 1998,
  Hospital RB (INS-Financial Security
  Assurance Inc.) 5.50%, 06/01/09(b)(c)        AAA      Aaa       2,500        2,591,350
----------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
  Facilities Department;
  Series 2001 A, Refunding Hotel Occupancy
  Tax Special RB (INS-Ambac Assurance Corp.)
  5.50%, 09/01/10(b)(c)                        AAA      Aaa       1,500        1,587,135
----------------------------------------------------------------------------------------
  5.50%, 09/01/11(b)(c)                        AAA      Aaa       4,000        4,291,920
----------------------------------------------------------------------------------------
  Series 2001 B, Hotel Occupancy Tax Special
  RB (INS-Ambac Assurance Corp.) 5.25%,
  09/01/10(b)(c)                               AAA      Aaa       2,865        3,008,680
----------------------------------------------------------------------------------------
  5.25%, 09/01/11(b)(c)                        AAA      Aaa       2,360        2,508,444
----------------------------------------------------------------------------------------
  5.50%, 09/01/11(b)(c)                        AAA      Aaa       2,460        2,639,531
----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Series 1999 A, Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 5.20%, 02/15/10(b)    AAA      Aaa       1,285        1,320,286
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.) 6.00%, 05/15/10(b)(c)        AAA      Aaa      $1,460     $  1,542,957
----------------------------------------------------------------------------------------
North Texas Municipal Water District; Series
  2001, Water System RB (INS-MBIA Insurance
  Corp.) 5.00%, 09/01/11(b)(c)                 AAA      Aaa       1,040        1,095,796
----------------------------------------------------------------------------------------
San Antonio (City of);
  Series 1994, Electric & Gas RB 5.00%,
  02/01/12(b)                                   AA      Aa1       2,375        2,509,093
----------------------------------------------------------------------------------------
  Series 1998 A, Electric & Gas RB 5.00%,
  02/01/11(b)                                  AA+      Aa2       1,490        1,525,134
----------------------------------------------------------------------------------------
  5.25%, 02/01/09(b)(d)(e)                     AAA      NRR       2,960        3,071,503
----------------------------------------------------------------------------------------
  5.25%, 02/01/10(b)                            AA      Aa1       5,540        5,750,686
----------------------------------------------------------------------------------------
Texas Tech University; Series 1999 6th,
  Revenue Financing System RB (INS-Ambac
  Assurance Corp.) 5.25%, 02/15/11(b)(c)       AAA      Aaa       3,910        4,020,848
========================================================================================
                                                                              47,233,680
========================================================================================

UTAH-0.59%

Tooele (County of) School District; Series
  2001, Unlimited Tax GO (CEP-Utah School
  Bond Guaranty) 4.50%, 06/01/11(b)            AAA      Aaa       1,075        1,110,335
========================================================================================

VIRGINIA-1.58%

Harrisonburg (City of) Industrial Development
  Authority (Rockingham Memorial Hospital);
  Series 2006, Hospital Facilities RB
  (INS-Ambac Assurance Corp.) 4.25%,
  08/15/23(b)(c)                               AAA      Aaa       1,000          979,160
----------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Series 2001, Refunding & Improvement
  Hospital RB (INS-ACA Financial Guaranty
  Corp.) 5.13%, 12/01/10(b)(c)                   A       --       1,315        1,337,473
----------------------------------------------------------------------------------------
Salem (City of); Series 2007 A, Refunding
  Public Improvement Unlimited GO 4.50%,
  01/01/23(b)                                   --      Aa3         625          631,375
========================================================================================
                                                                               2,948,008
========================================================================================

WASHINGTON-13.66%

Energy Northwest (Project #3); Series 2001 A,
  Refunding Electric RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/10(b)(c)                        AAA      Aaa       2,000        2,110,780
----------------------------------------------------------------------------------------
  5.50%, 07/01/11(b)(c)                        AAA      Aaa       7,500        8,028,075
----------------------------------------------------------------------------------------

AIM Tax Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Seattle (City of); Series 2001, Refunding
  Municipal Light & Power Improvements RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 03/01/11(b)(c)                        AAA      Aaa      $3,000     $  3,168,780
----------------------------------------------------------------------------------------
Snohomish (County of); Series 2001, Limited
  Tax GO 5.25%, 12/01/11(b)                     AA      Aa3       2,685        2,862,640
----------------------------------------------------------------------------------------
Spokane (City of); Series 1999 B, Unlimited
  Tax GO 5.40%, 01/01/10(b)                    AA-       A2       2,075        2,102,432
----------------------------------------------------------------------------------------
Washington (State of) Department of Ecology
  (State Office Building Project); Series
  2001, Refunding COP (INS-Ambac Assurance
  Corp.) 4.75%, 04/01/11(b)(c)                 AAA      Aaa       5,310        5,448,325
----------------------------------------------------------------------------------------
Washington (State of); Series 2001 R-A,
  Refunding Unlimited Tax GO 5.00%,
  09/01/10(b)                                   AA      Aa1       1,745        1,818,656
========================================================================================
                                                                              25,539,688
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


WISCONSIN-3.11%

Fond du Lac (City of) School District; Series
  2000, Refunding Unlimited Tax GO 5.25%,
  04/01/10(b)(d)(e)                            NRR      Aaa      $1,000     $  1,044,950
----------------------------------------------------------------------------------------
Wisconsin (State of);
  Series 1993 2, Refunding Unlimited Tax GO
  5.13%, 11/01/11(b)                           AA-      Aa3       2,000        2,119,740
----------------------------------------------------------------------------------------
  Series 1999 C,
  Unlimited Tax GO 5.75%, 05/01/10(b)          AA-      Aa3       2,500        2,648,325
========================================================================================
                                                                               5,813,015
========================================================================================
TOTAL INVESTMENTS-98.96% (Cost $179,735,107)                                 184,980,982
========================================================================================
OTHER ASSETS LESS LIABILITIES-1.04%                                            1,952,954
========================================================================================
NET ASSETS-100.00%                                                          $186,933,936
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificates of Participation
GO    - General Obligation Bonds
INS   - Insurer
Jr.   - Junior
NRR   - Not Re-Rated
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2007 was $184,077,982, which represented 98.47% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is rate in effect on March 31, 2007.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax Free Intermediate Fund

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

ASSETS:

Investments, at value (cost $179,735,107)      $184,980,982
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   43,042
-----------------------------------------------------------
  Interest                                        2,421,135
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               63,418
-----------------------------------------------------------
Other assets                                         13,519
===========================================================
    Total assets                                187,522,096
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             96,889
-----------------------------------------------------------
  Dividends                                         302,161
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 97,133
-----------------------------------------------------------
Accrued distribution fees -- Class A3                 8,078
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            5,274
-----------------------------------------------------------
Accrued transfer agent fees                          13,376
-----------------------------------------------------------
Accrued operating expenses                           65,249
===========================================================
    Total liabilities                               588,160
===========================================================
Net assets applicable to shares outstanding    $186,933,936
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $180,283,369
-----------------------------------------------------------
Undistributed net investment income                 168,300
-----------------------------------------------------------
Undistributed net realized gain                   1,236,392
-----------------------------------------------------------
Unrealized appreciation                           5,245,875
===========================================================
                                               $186,933,936
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $145,563,262
___________________________________________________________
===========================================================
Class A3                                       $ 38,155,892
___________________________________________________________
===========================================================
Institutional Class                            $  3,214,782
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,529,676
___________________________________________________________
===========================================================
Class A3                                          3,546,554
___________________________________________________________
===========================================================
Institutional Class                                 298,952
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.76
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.76 divided by
      99.00%                                   $      10.87
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.76
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.75
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax Free Intermediate Fund

STATEMENT OF OPERATIONS

For the year ended March 31, 2007

INVESTMENT INCOME:

Interest                                                      $13,157,939
=========================================================================

EXPENSES:

Advisory fees                                                     831,943
-------------------------------------------------------------------------
Administrative services fees                                       83,783
-------------------------------------------------------------------------
Custodian fees                                                     13,561
-------------------------------------------------------------------------
Distribution fees -- Class A3                                     186,522
-------------------------------------------------------------------------
Transfer agent fees -- A and A3                                   162,213
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                               29,188
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          24,985
-------------------------------------------------------------------------
Other                                                             254,779
=========================================================================
    Total expenses                                              1,586,974
=========================================================================
Less: Expenses reimbursed and expense offset arrangement          (14,744)
=========================================================================
    Net expenses                                                1,572,230
=========================================================================
Net investment income                                          11,585,709
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain from Investment securities                    2,441,043
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) from
  investment securities                                        (4,901,735)
=========================================================================
Net realized and unrealized gain (loss)                        (2,460,692)
=========================================================================
Net increase in net assets resulting from operations          $ 9,125,017
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax Free Intermediate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2007 and 2006

                                                                  2007             2006
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  11,585,709    $ 15,370,791
-------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        2,441,043          (7,589)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)           (4,901,735)     (8,713,679)
===========================================================================================
    Net increase in net assets resulting from operations          9,125,017       6,649,523
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (7,486,154)    (10,063,891)
-------------------------------------------------------------------------------------------
  Class A3                                                       (3,104,073)     (4,597,512)
-------------------------------------------------------------------------------------------
  Institutional Class                                            (1,475,051)     (1,848,410)
===========================================================================================
    Total distributions from net investment income              (12,065,278)    (16,509,813)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                          (785,291)             --
-------------------------------------------------------------------------------------------
  Class A3                                                         (322,792)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                               (88,881)             --
===========================================================================================
    Total distributions from net realized gains                  (1,196,964)             --
===========================================================================================
    Decrease in net assets resulting from distributions         (13,262,242)    (16,509,813)
===========================================================================================
Share transactions-net:
  Class A                                                       (46,461,251)    (46,750,295)
-------------------------------------------------------------------------------------------
  Class A3                                                      (89,526,320)     34,334,113
-------------------------------------------------------------------------------------------
  Institutional Class                                           (43,405,745)     15,365,238
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (179,393,316)      2,949,056
===========================================================================================
    Net increase (decrease) in net assets                      (183,530,541)     (6,911,234)
===========================================================================================

NET ASSETS:

  Beginning of year                                             370,464,477     377,375,711
===========================================================================================
  End of year (including undistributed net investment income
    of $168,300 and $647,869, respectively)                   $ 186,933,936    $370,464,477
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax Free Intermediate Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to generate as a high a level of tax-exempt income as is consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, with maturities of 60 days or less are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

AIM Tax Free Intermediate Fund

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            ANNUAL RATE
-------------------------------------------------------------------------
First $500 million                                                  0.30%
-------------------------------------------------------------------------
Over $500 million up to and including $1 billion                    0.25%
-------------------------------------------------------------------------
Over $1 billion                                                     0.20%
 ________________________________________________________________________
=========================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended March 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $3,696.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended March 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A3 shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended March 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended March 31, 2007, ADI advised the Fund that it retained $1,629 in front-end sales commissions from the sale of Class A shares and $335 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended March 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $11,048.

AIM Tax Free Intermediate Fund

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended March 31, 2007, the Fund paid legal fees of $4,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended March 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income -- tax-exempt                                 $12,065,278    $16,509,813
----------------------------------------------------------------------------------------
Long-term capital gain                                          1,196,964             --
========================================================================================
Total distributions                                           $13,262,242    $16,509,813
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of March 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income -- taxable                        $     56,373
----------------------------------------------------------------------------
Undistributed ordinary income -- tax-exempt                          254,593
----------------------------------------------------------------------------
Undistributed long-term gain                                       1,180,019
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                         5,245,875
----------------------------------------------------------------------------
Temporary book/tax differences                                       (86,293)
----------------------------------------------------------------------------
Shares of beneficial interest                                    180,283,369
============================================================================
Total net assets                                                $186,933,936
____________________________________________________________________________
============================================================================

AIM Tax Free Intermediate Fund


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund utilized $7,687 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund does not have a capital loss carryforward as of March 31, 2007

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended March 31, 2007 was $30,627,464 and $207,547,485, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $5,300,843
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (54,968)
==============================================================================
Net unrealized appreciation of investment securities               $5,245,875
______________________________________________________________________________
==============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class A3 shares and Institutional Class shares are sold at net asset value.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                              ----------------------------------------------------------
                                                                        2007(A)                          2006
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         366,754    $   3,991,807       743,535    $  8,275,792
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                      2,941,323       31,974,925     7,121,674      79,126,007
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,118,894       12,129,926     1,817,804      20,221,931
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         409,615        4,440,618       515,018       5,727,204
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                        260,803        2,830,051       366,495       4,067,670
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              59,030          641,450        10,939         119,563
========================================================================================================================
Reacquired:
  Class A                                                      (5,057,106)     (54,893,676)   (5,469,192)    (60,753,291)
------------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (11,459,691)    (124,331,296)   (4,393,205)    (48,859,564)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (5,182,942)     (56,177,121)     (448,837)     (4,976,256)
========================================================================================================================
                                                              (16,543,320)   $(179,393,316)      264,231    $  2,949,056
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are three entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending March 31, 2008.

AIM Tax Free Intermediate Fund

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                   YEAR ENDED MARCH 31,
                                                              ---------------------------------------------------------------
                                                                2007            2006         2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.92        $  11.21     $  11.69     $  11.70     $  11.06
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.46            0.47         0.49         0.47(a)      0.48
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.09)          (0.26)       (0.49)       (0.01)        0.60
=============================================================================================================================
    Total from investment operations                              0.37            0.21        (0.00)        0.46         1.08
=============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.48)          (0.50)       (0.48)       (0.47)       (0.44)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.05)             --           --           --           --
=============================================================================================================================
    Total distributions                                          (0.53)          (0.50)       (0.48)       (0.47)       (0.44)
=============================================================================================================================
Net asset value, end of period                                $  10.76        $  10.92     $  11.21     $  11.69     $  11.70
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                   3.49%           1.87%       (0.01)%       4.04%        9.86%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $145,563        $194,526     $246,946     $390,903     $539,679
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           0.50%(c)        0.46%        0.43%(d)     0.42%        0.38%
=============================================================================================================================
Ratio of net investment income to average net assets              4.24%(c)        4.16%        4.09%        3.98%        4.10%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                             11%              9%           4%           6%           7%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $169,736,043.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.44% for the year ended March 31, 2005.

AIM Tax Free Intermediate Fund

                                                                                          CLASS A3
                                                           ----------------------------------------------------------------------
                                                                                                                 OCTOBER 31, 2002
                                                                                                                   (DATE SALES
                                                                         YEAR ENDED MARCH 31,                     COMMENCED) TO
                                                           ------------------------------------------------         MARCH 31,
                                                            2007            2006        2005         2004              2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.92        $  11.21     $ 11.69     $  11.70          $ 11.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.46            0.42        0.43         0.43(a)          0.18
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.12)          (0.24)      (0.47)       (0.01)            0.10
=================================================================================================================================
    Total from investment operations                          0.34            0.18       (0.04)        0.42             0.28
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.45)          (0.47)      (0.44)       (0.43)           (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      (0.05)             --          --           --               --
=================================================================================================================================
    Total distributions                                      (0.50)          (0.47)      (0.44)       (0.43)           (0.17)
=================================================================================================================================
Net asset value, end of period                             $ 10.76        $  10.92     $ 11.21     $  11.69          $ 11.70
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               3.23%           1.57%      (0.37)%       3.67%            2.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $38,156        $128,946     $97,651     $101,312          $29,320
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       0.75%(c)        0.73%       0.78%(d)     0.77%            0.73%(e)
=================================================================================================================================
Ratio of net investment income to average net assets          3.99%(c)        3.89%       3.74%        3.63%            3.75%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                      11%              9%          4%           6%               7%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $74,608,857.
(d) After fees waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.79% for the year ended March 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Tax Free Intermediate Fund

                                                                       INSTITUTIONAL CLASS
                                                              --------------------------------------
                                                                                       JULY 30, 2004
                                                                    YEAR ENDED          (DATE SALES
                                                                    MARCH 31,          COMMENCED) TO
                                                              ----------------------     MARCH 31,
                                                               2007           2006         2005
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.92        $ 11.21      $ 11.40
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.46           0.45         0.32(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.10)         (0.24)       (0.19)
====================================================================================================
    Total from investment operations                             0.36           0.21         0.13
====================================================================================================
Less distributions:
  Dividends from net investment income                          (0.48)         (0.50)       (0.32)
----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.05)            --           --
====================================================================================================
    Total distributions                                         (0.53)         (0.50)       (0.32)
====================================================================================================
Net asset value, end of period                                $ 10.75        $ 10.92      $ 11.21
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                  3.43%          1.91%        1.13%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 3,215        $46,992      $32,779
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                          0.52%(c)       0.41%        0.42%(d)(e)
====================================================================================================
Ratio of net investment income to average net assets             4.22%(c)       4.21%        4.10%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                         11%             9%           4%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $32,969,298.
(d) After fees waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.43% (annualized) for the period ended March 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Tax Free Intermediate Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Tax Free Intermediate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Tax-Exempt Funds and Shareholders of AIM Tax-Free Intermediate Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund (one of the funds constituting AIM Tax-Exempt Funds, hereafter referred to as the "Fund") at March 31, 2007, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 18, 2007
Houston, Texas

AIM Tax Free Intermediate Fund

TAX INFORMATION

Form 1099-INT and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2007:

          FEDERAL INCOME TAX
          Long-Term Capital Gain
            Distributions                        $1,196,964
          Tax-Exempt Interest Dividends*                100%

       * The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2006, September 30, 2006, December 31, 2006 and March 31, 2007 are 99.96%, 99.98%, 99.98%, and 99.97%, respectively.

AIM Tax Free Intermediate Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Tax-Exempt Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, AMVESCAP PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, AVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, AMVESCAP Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Robert H. Graham(2) -- 1946     1993       Trustee and Vice Chair of The AIM Family  None
  Trustee and Vice Chair                     of Funds--Registered Trademark--

                                             Formerly: President and Chief Executive
                                             Officer, A I M Management Group Inc.;
                                             Director, Chairman and President, A I M
                                             Advisors, Inc. (registered investment
                                             advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors,
                                             Inc. (registered broker dealer), AIM
                                             Investment Services, Inc., (registered
                                             transfer agent), and Fund Management
                                             Company (registered broker dealer);
                                             Chief Executive Officer, AMVESCAP
                                             PLC -- Managed Products; President and
                                             Principal Executive Officer of The AIM
                                             Family of Funds--Registered Trademark--;
                                             Director and Chairman, A I M Management
                                             Group Inc. (financial services holding
                                             company); Director and Vice Chairman,
                                             AMVESCAP PLC; and Chairman, AMVESCAP
                                             PLC -- AIM Division
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(3) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a AMVESCAP
                                             Enterprise Services (registered
                                             investment advisor) and 1371 Preferred
                                             Inc. (holding company); Director,
                                             Chairman, Chief Executive Officer and
                                             President, A I M Capital Management
                                             Inc.; Director and President, A I M
                                             Advisors, Inc., INVESCO Funds Group,
                                             Inc. (registered investment advisor and
                                             register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a
                                             limited partnership); Director, A I M
                                             Distributors, Inc.; Director and
                                             Chairman, AIM Investment Services, Inc.,
                                             Fund Management Company and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, AVZ Callco Inc. (holding
                                             company); AMVESCAP Inc. (holding
                                             company) and AIM Canada Holdings Inc.
                                             (holding company); Director and Chief
                                             Executive Officer, AIM Trimark Corporate
                                             Class Inc. (formerly AIM Trimark Global
                                             Fund Inc.) (corporate mutual fund
                                             company) and AIM Trimark Canada Fund
                                             Inc. (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1993       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company (2 portfolios))
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company (7 portfolios)); Annuity and
                                             Life Re (Holdings), Ltd. (insurance
                                             company); CompuDyne Corporation
                                             (provider of products and services to
                                             the public security market); and
                                             Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; and Director of various
                                             affiliated Volvo companies; and
                                             Director, Magellan Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff, and Discovery Global
  Trustee                                    Century Group, Inc. (government affairs   Education Fund
                                             company); and Owner, Dos Angelos Ranch,   (non-profit)
                                             L.P.
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1993       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios))
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1993       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   Director, Mainstay VP Series
  Trustee                                    Formerly: Partner, Deloitte & Touche      Funds, Inc. (21 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Graham is considered an interested person of the Trust because of his previous positions with AMVESCAP PLC, parent of the advisor to the Trust.
(3) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Tax Free Intermediate Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, A I M Capital
                                             Management, Inc., AIM Investment
                                             Services, Inc., and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, AMVESCAP      N/A
  Vice President                             PLC; and Vice President of The AIM
                                             Family of Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, AMVESCAP PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Vice President and    N/A
                                             General Counsel, Fund Management
                                             Company; Director, Senior Vice
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President, and General Counsel, Liberty
                                             Financial Companies, Inc. and Senior
                                             Vice President and General Counsel
                                             Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President and Fund Treasurer, A I M  N/A
  Vice President, Principal                  Advisors, Inc.; and Vice President,
  Financial Officer and                      Treasurer and Principal Officer of The
  Treasurer                                  AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Senior Vice President, AIM
                                             Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1993       Director of Cash Management and Senior    N/A
  Vice President                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust Only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Director, Chief Investment
                                             Officer and Executive Vice President,
                                             AIM Funds Management Inc. d/b/a AIM
                                             Trimark Investments; Senior Vice
                                             President and Head of Equity
                                             Investments, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc.; and Vice
                                             President, The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Director, Trimark Trust
-------------------------------------------------------------------------------------------------------------------------

  Stephen M. Johnson -- 1961      2007       Chief Investment Officer of INVESCO       N/A
  Vice President                             Fixed Income and Vice President, INVESCO
                                             Institutional (N.A.), Inc; Senior Vice
                                             President and Fixed Income Chief
                                             Investment Officer, A I M Advisors, Inc.
                                             and A I M Capital Management, Inc.; and
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark--
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc.; and Vice
                                             President, A I M Distributors, Inc., AIM
                                             Investment Services, Inc. and Fund
                                             Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; Chief Compliance Officer
                                             and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management; and
                                             Chief Compliance Officer, Chief
                                             Operating Officer and Deputy General
                                             Counsel, American General Investment
                                             Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                               [EDELIVERY
                              GO PAPERLESS
                      AIMINVESTMENTS.COM/EDELIVERY
                                GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your   If used after July 20, 2007, this report must be accompanied by a Fund
fund and account information via e-mail.     Performance & Commentary or by an AIM Quarterly Performance Review for the most
Once your quarterly statements, tax forms,   recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
fund reports, and prospectuses are           Distributors, Inc.
available, we will send you an e-mail
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need to log in to your account to view       products and services represented by AIM Investments. AIM is a subsidiary of
your statements and tax forms.               AMVESCAP PLC, one of the world's largest independent financial services companies with $471 billion in assets under management as of March 31, 2007.
WHY SIGN UP?
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                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
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Investment Services, Inc.

AIMinvestments.com               TFI-AR-1               A I M Distributors, Inc.

                               [YOUR GOALS. OUR SOLUTIONS.]
                                 --REGISTERED TRADEMARK--

Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO]
Funds   Traded     Products               Savings  Managed     Products  Management       --REGISTERED TRADEMARK--
        Funds                             Plans    Accounts

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

..ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                          Percentage of Fees
                                          Billed Applicable                            Percentage of Fees
                                             to Non-Audit                             Billed Applicable to
                                          Services Provided                            Non-Audit Services
                      Fees Billed for    for fiscal year end                           Provided for fiscal
                     Services Rendered     2007 Pursuant to       Fees Billed for         year end 2006
                     to the Registrant        Waiver of        Services Rendered to    Pursuant to Waiver
                      for fiscal year        Pre-Approval       the Registrant for       of Pre-Approval
                          end 2007          Requirement(1)     fiscal year end 2006      Requirement(1)
                     -----------------   -------------------   --------------------   --------------------
Audit Fees                $ 92,585               N/A                  $84,103                  N/A
Audit-Related Fees        $      0                0%                  $     0                  0%
Tax Fees(2)               $ 15,524                0%                  $14,460                  0%
All Other Fees            $      0                0%                  $     0                  0%
                          --------                                    -------
Total Fees                $108,109                0%                  $98,563                  0%

PWC billed the Registrant aggregate non-audit fees of $15,524 for the fiscal year ended 2007, and $14,460 for the fiscal year ended 2006, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax Fees for the fiscal year end March 31, 2007 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end March 31, 2006 includes fees billed for reviewing tax returns.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO AIM AND AIM AFFILIATES

     PWC billed A I M Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                      Rendered to AIM and   Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2007    Provided for fiscal   fiscal year end 2006    Provided for fiscal
                      That Were Required        year end 2007       That Were Required        year end 2006
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                      by the Registrant's      of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees            $0                    0%                      $0                      0%
Tax Fees                      $0                    0%                      $0                      0%
All Other Fees                $0                    0%                      $0                      0%
                              --                                            --
Total Fees(2)                 $0                    0%                      $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2007, and $0 for the fiscal year ended 2006, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

I.   STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.  DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III. AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.  NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.   PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.  PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 15, 2007 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 7, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: June 7, 2007


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 7, 2007

                                  EXHIBIT INDEX

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.